UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2009

                    Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 94.03%
CALIFORNIA: 87.02%
$   1,705,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                AMBAC INSURED)+/-ss                                              12.00%    11/01/2034   $    1,705,000
    1,175,000   ALAMEDA CONTRA COSTA CA TRANSIT DISTRICT FHR COMPUTER SYSTEM
                PROJECT (LEASE REVENUE)                                           4.00     08/01/2012        1,201,062
      700,000   ALISAL CA UNION SCHOOL DISTRICT 2006 ELECTION SERIES A
                (PROPERTY TAX REVENUE, ASSURED GUARANTY)                          5.50     08/01/2013          775,565
    1,600,000   ANAHEIM PFA CONVENTION CENTER PROJECT SERIES A (LEASE
                REVENUE, AMBAC INSURED)                                           5.25     08/01/2013        1,715,888
      900,000   ANTELOPE VALLEY CA HEALTH CARE SERIES A (HCFR LOC)                5.20     01/01/2017          867,897
      605,000   BALDWIN PARK CA USD CAPITAL APPRECIATION ELECTION OF 2006
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)##                 3.22     08/01/2012          543,943
      750,000   BREA CA PUBLIC FINANCING AUTHORITY SERIES A (TAX INCREMENTAL
                REVENUE)                                                          5.00     09/01/2012          742,095
    1,300,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2
                PREREFUNDED (TAX REVENUE)SS                                       7.00     09/01/2026        1,473,004
      600,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                             5.50     04/01/2013          597,876
       85,000   CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)SS             4.45     07/01/2026           91,487
    1,720,000   CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE PUTTABLE (HFFA
                REVENUE)SS                                                        4.45     07/01/2026        1,714,582
      825,000   CALIFORNIA HFFA CALIFORNIA-NEVADA METHODIST (HFFA REVENUE,
                STATE OF CALIFORNIA)                                              4.25     07/01/2011          826,601
      800,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES B (HCFR,
                BANK OF AMERICA NA LOC)+/-ss                                      0.30     07/01/2025          800,000
      500,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES-L (HFFA
                REVENUE)                                                          5.13     07/01/2022          484,185
      945,000   CALIFORNIA HFFA STANFORD HEALTH CARE SERIES B (HCFR, AMBAC
                INSURED)                                                          5.00     11/15/2011          955,244
      800,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES E
                (HOUSING REVENUE)                                                 4.65     08/01/2022          668,904
      800,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT
                (HOUSING REVENUE, FIRST SECURITY BANK LOC)                        4.13     08/01/2011          812,968
      500,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT
                (HOUSING REVENUE, FIRST SECURITY BANK LOC)                        4.38     08/01/2012          509,495
    1,000,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES K
                (HOUSING REVENUE)                                                 4.55     08/01/2021          866,930
      520,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES M
                (HOUSING REVENUE)                                                 4.55     08/01/2021          440,736
    1,000,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES B (HOUSING REVENUE)      3.95     08/01/2012        1,039,630
    1,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                PACIFIC GAS & ELECTRIC COMPANY SERIES F (ECONOMIC
                DEVELOPMENT Revenue)+/-ss                                         3.75     11/01/2026        1,502,925
    1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                PACIFIC GAS & ELECTRIC COMPANY SERIES G (OTHER REVENUE)+/-ss      3.75     12/01/2018        1,001,950
      445,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J. PAUL
                GETTY SERIES A (OTHER REVENUE)+/-ss                               4.00     10/01/2023          468,024
    2,035,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                CENTRAL CALIFORNIA (HFFA REVENUE)                                 5.00     02/01/2012        1,980,360
    1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                PROJECT SERIES A (PCR)+/-ss                                       5.13     07/01/2031          918,330
    1,000,000   CALIFORNIA PCFA USA WASTE SERVICES INCORPORATED PROJECT B
                (IDR)+/-ss                                                        4.00     06/01/2018          971,210
      300,000   CALIFORNIA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL
                REVENUE, MBIA INSURED)                                            5.00     05/01/2011          309,915
    1,840,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED PROGRAM SERIES A (SFHR, FNMA INSURED)             4.20     02/01/2027        1,799,557
      940,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED PROGRAM SERIES C PUTTABLE (HOUSING REVENUE,
                GNMA INSURED)SS                                                   4.10     08/01/2039          916,885
      350,000   CALIFORNIA SPECIAL DISTRICTS SERIES 00 (LEASE REVENUE, MBIA
                INSURED)                                                          5.00     12/01/2015          365,670
      400,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                REVENUE LOC, FSA INSURED)+/-ss                                    2.00     05/01/2022          400,000
      250,000   CALIFORNIA STATE PUBLIC WORKS BOARD (LEASE REVENUE, MBIA
                INSURED)                                                          5.38     12/01/2010          250,838
      100,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                COLLEGES SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC
                INSURED)                                                          5.50     04/01/2013          100,265

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$     500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                SERVICES SERIES A (LEASE REVENUE, MBIA INSURED)                   5.50%    11/01/2015   $      507,560
      800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE,
                FIRST SECURITY BANK LOC)                                          5.15     12/01/2015          809,784
      200,000   CALIFORNIA STATEWIDE CDA (ACA RADIAN INSURED)+/-ss                1.56     05/15/2029          200,000
    1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                (SOLID WASTE REVENUE)(i)                                          4.95     12/01/2012          926,090
    1,150,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE,
                MBIA INSURED)                                                     5.50     09/01/2014        1,285,919
      745,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                PROJECT (GO - STATES, TERRITORIES)                                4.60     11/01/2013          666,179
      820,000   CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH SYSTEMS
                (HFFA REVENUE, MBIA INSURED)                                      5.50     08/15/2012          860,213
      550,000   CALIFORNIA STATEWIDE CDA KAISER FINANCIAL SECURITY ASSURANCE
                INSURANCE CREDIT (HCFR, FIRST SECURITY BANK LOC)                  5.30     12/01/2015          568,607
      725,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES C
                (HCFR)+/-ss                                                       3.85     11/01/2029          724,674
      620,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
                (HOUSING REVENUE)                                                 4.25     07/01/2012          578,975
    1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A
                (OTHER REVENUE, AMBAC INSURED)                                    5.50     08/01/2011        1,433,896
    1,375,000   CALIFORNIA STATEWIDE CDA ST. JOSEPH (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)                                                4.50     07/01/2018        1,406,804
    1,000,000   CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL
                PROJECT (ELECTRIC REVENUE, MBIA INSURED)                          5.25     07/01/2010        1,011,830
      375,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                REVENUE)                                                          4.80     08/01/2020          294,195
    1,205,000   CORONA CA PUBLIC FINANCING AUTHORITY CITY HALL PROJECT
                SERIES
                B (LEASE REVENUE, MBIA INSURED)                                   5.38     09/01/2018        1,166,476
    1,000,000   DINUBA CA MERGED CITY REDEVELOPMENT #2 (TAX INCREMENTAL
                REVENUE)                                                          4.40     10/01/2011          960,150
      400,000   FONTANA CA PFA (LEASE REVENUE, AMBAC INSURED)                     5.00     09/01/2012          425,516
      460,000   FULLERTON CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)         5.00     09/01/2011          467,374
    3,230,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                2003 A1 PREREFUNDED (EXCISE TAX REVENUE)                          6.25     06/01/2033        3,567,212
      100,000   HIGHLAND CA COMMUNITY FACILITIES DISTRICT 90-1 SERIES A
                (SPECIAL FACILITIES REVENUE, AMBAC INSURED)                       4.25     09/01/2011          101,914
      845,000   INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL
                IMPROVEMENT PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY
                BANK LOC)                                                         6.25     08/01/2011          896,089
      500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF
                CANYON (SPECIAL TAX REVENUE)                                      5.35     09/01/2010          502,680
    1,045,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE SOUTH
                PACIFIC (LEASE REVENUE, AMBAC INSURED)                            5.50     11/01/2015        1,044,948
      230,000   LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                   4.75     08/15/2011          230,593
      355,000   LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE
                REVENUE, INDLC INSURED)                                           9.63     07/01/2013          403,600
    1,000,000   LOS ANGELES COUNTY CA COMMUNITY FACILITIES DISTRICT # 5
                ROWLAND HEIGHTS AREA (SPECIAL TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                         5.00     09/01/2019        1,010,880
      515,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                MASTER PROJECT SERIES A (LEASE REVENUE, FGIC INSURED)             5.00     09/01/2014          533,823
      100,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                MASTER REFERENCE PROJECT SERIES A (LEASE REVENUE, MBIA
                INSURED)                                                          5.00     12/01/2010          103,085
      305,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B
                (SALES TAX REVENUE)                                               6.50     07/01/2010          314,452
      500,000   MOJAVE CA USD COPS (LEASE REVENUE, FIRST SECURITY BANK
                LOC)##                                                            2.66     09/01/2012          456,905
      335,000   MOUNT SAN ANTONIO CA COMMUNITY COLLEGE DISTRICT CAPITAL
                APPRECIATION 2001 ELECTION SERIES D (PROPERTY TAX REVENUE)##      2.37     06/01/2012          310,877
      500,000   MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY SERIES A
                (TAX ALLOCATION REVENUE, MBIA INSURED)                            5.50     08/01/2013          500,540
    1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                TRANSFER FACILITY (SOLID WASTE REVENUE)                           5.10     02/15/2011          985,940
      905,000   NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                             12.00     08/01/2013        1,258,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$   2,680,000   NORTHERN CA TRANSMISSION CALIFORNIA OREGON TRANSMISSION
                PROJECT SERIES A (POWER REVENUE, MBIA INSURED)                    7.00%    05/01/2013   $    2,929,669
      785,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                 5.50     10/01/2011          837,988
    1,500,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINED SAVERS
                & RIBS (SALES TAX REVENUE)                                        6.20     02/14/2011        1,517,520
      150,000   PALM DESERT CA FINANCING AUTHORITY (TAX INCREMENTAL REVENUE,
                MBIA INSURED)                                                     5.00     10/01/2013          155,609
      290,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                         5.10     07/01/2012          273,586
      410,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                         5.20     07/01/2013          376,700
      200,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                         5.30     07/01/2013          184,486
      430,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                         5.30     07/01/2014          388,299
    1,023,188   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                REVENUE)(i)                                                       4.80     09/01/2027          970,320
    2,450,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (AIRPORT REVENUE,
                FGIC INSURED)SS                                                   5.75     11/01/2012        2,489,445
    1,000,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (AIRPORT REVENUE,
                MBIA INSURED)SS                                                   5.75     11/01/2014        1,002,210
      350,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO
                REDEVELOPMENT PROJECT (TAX INCREMENTAL REVENUE, AMBAC
                INSURED)                                                          5.00     09/01/2011          362,737
    1,000,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES A
                (LEASE REVENUE)                                                   4.50     05/01/2012        1,038,750
      200,000   SACRAMENTO CITY FINANCING AUTHORITY DEL PASO & OAK PARK
                PROJECT SERIES A (TAX INCREMENTAL REVENUE, FGIC INSURED)          4.00     12/01/2009          201,442
    1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                REGULATION B (OTHER REVENUE, FGIC INSURED)+/-ss                   1.38     12/01/2035          445,000
    1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                SERIES A (SEWER REVENUE)                                          6.00     12/01/2014        1,081,340
      985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE
                REVENUE, AMBAC INSURED)                                           5.00     08/01/2012        1,007,675
    1,000,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY FACILITIES
                PROJECT (OTHER REVENUE)                                           5.10     06/01/2017          805,000
      500,000   SAN BERNARDINO COUNTY CA HOUSING AUTHORITY EQUITY
                RESIDENTIAL REDLANDS SERIES A PUTTABLE (HOUSING REVENUE)SS        5.20     06/15/2029          499,850
      900,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE,
                AMBAC INSURED)                                                    5.63     09/01/2012          919,278
      605,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                INCORPORATED PROJECT (AIRPORT REVENUE)                            8.00     07/01/2013          688,865
      100,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES A
                (AIRPORT REVENUE, FGIC INSURED)                                   5.00     05/01/2016           95,625
      110,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES
                ISSUE 20 (AIRPORT REVENUE, MBIA INSURED)                          4.25     05/01/2009          110,222
      250,000   SAN FRANCISCO CITY & COUNTY CA RDFA SAN FRANCISCO
                REDEVELOPMENT PROJECT SERIES B (TAX REVENUE, MBIA INSURED)        5.25     08/01/2013          258,815
      675,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION
                REVENUE)                                                          5.25     08/01/2011          680,549
    1,000,000   SAN LUIS & DELTA-MENDOTA CA WATER AUTHORITY DHCCP
                DEVELOPMENT PROJECT SERIES A (WATER REVENUE)                      4.50     03/01/2014        1,000,800
      120,000   SANTA CRUZ COUNTY REDEVELOPMENT AGENCY LIVE OAK SOQUEL
                COMMUNITY IMPROVEMENT SERIES A (TAX INCREMENTAL REVENUE)          4.20     09/01/2012          119,382
      100,000   SANTA MARGARITA-DANA POINT AUTHORITY SERIES A (OTHER
                REVENUE, MBIA INSURED)                                            7.25     08/01/2010          104,937
    2,350,000   TORRANCE CA REDEVELOPMENT AGENCY REFERENDUM SERIES C (TAX
                ALLOCATION REVENUE, MBIA INSURED)                                 5.45     09/01/2018        2,354,512
      315,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                          6.00     08/01/2013          361,466
      345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                          8.00     08/01/2012          410,798
      855,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)       5.00     07/01/2013          872,965

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$     245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT
                AGENCY SERIES A (LEASE REVENUE)                                   5.00%    11/01/2012   $      236,582
                                                                                                            81,117,653
                                                                                                        --------------
PUERTO RICO: 7.01%
      805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (PROPERTY TAX
                REVENUE, MBIA INSURED)                                            5.75     07/01/2020          855,916
      500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (POWER
                REVENUE, MBIA INSURED)                                            5.00     07/01/2012          500,770
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-ss                            1.48     07/01/2029          656,250
    2,000,000   PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING
                REVENUE)                                                          4.75     10/01/2011        1,949,740
      595,000   PUERTO RICO HIGHWAY AND TRANSPORTATION AUTHORITY SERIES Z
                (FUEL SALES TAX REVENUE, MBIA INSURED)                            6.25     07/01/2010          609,161
      925,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
                (SALES TAX REVENUE, AMBAC INSURED)                                5.25     07/01/2010          934,898
    1,000,000   PUERTO RICO MUNICIPAL FINANCING AGENCY REFERENCE SERIES C
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                   5.00     08/01/2013        1,031,260
                                                                                                             6,537,995
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $89,461,629)                                                            87,655,648
                                                                                                        --------------

   SHARES
-------------
SHORT-TERM INVESTMENTS: 7.55%
    7,037,655   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
                TRUST~+++                                                                                    7,037,655
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,037,655)                                                               7,037,655
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $96,499,284)*                                                             101.58%                 $   94,693,303
OTHER ASSETS AND LIABILITIES, NET                                                (1.58)                     (1,470,014)
                                                                                ------                  --------------
TOTAL NET ASSETS                                                                100.00%                 $   93,223,289
                                                                                ------                  --------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,037,655.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $96,528,004 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $    940,188
GROSS UNREALIZED DEPRECIATION                  (2,774,889)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(1,834,701)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 98.00%
CALIFORNIA: 96.76%
$   4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING
                HOUSE (NURSING HOME REVENUE)                                      5.50%    02/15/2029   $    2,722,760
    2,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
                MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                    5.30     10/01/2032        1,924,221
    4,395,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SENIOR
                WINDEMERE RANCH FINANCING PROGRAM SERIES A (SPECIAL
                FACILITIES REVENUE, CIFG INSURED)                                 4.75     09/02/2034        2,855,783
    1,500,000   ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                FGIC INSURED)##                                                   4.82     08/01/2018          961,860
    2,000,000   ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK
                LOC)                                                              5.25     08/01/2025        2,041,940
    3,895,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                AMBAC INSURED)+/-ss                                              12.00     11/01/2034        3,895,000
    3,660,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                (TRANSPORTATION REVENUE)##                                        5.81     10/01/2018        2,125,142
    1,105,000   ALISAL CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION-2006
                ELECTION-SERIES A (PROPERTY TAX REVENUE, GUARANTEE
                AGREEMENT)##                                                      5.80     08/01/2017          685,962
    2,170,000   ALISAL UNION SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE,
                GUARANTEE AGREEMENT)##                                            5.94     08/01/2026          786,734
    1,000,000   ALVORD CA USD SERIES D (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                         5.55     08/01/2030        1,024,060
    5,900,000   ANAHEIM PFA (LEASE REVENUE, FIRST SECURITY BANK LOC)##            5.05     09/01/2018        3,689,860
   15,110,000   ANAHEIM PFA CAPITAL APPRECIATION-SUB-PUBLIC IMPROVEMENTS
                PROJECT SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)##       6.79     09/01/2025        5,048,855
    3,075,000   ANTELOPE VALLEY CA HEALTH CARE SERIES A (HCFR LOC)                5.20     01/01/2017        2,965,315
    4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                UNIVERSITY REVENUE)                                               5.88     09/01/2020        3,565,681
    3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
                LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC
                INSURED)                                                          5.75     08/01/2030        3,427,145
    2,105,000   BREA PFA TAX ALLOCATION SERIES A (TAX INCREMENTAL REVENUE)        7.00     09/01/2023        2,087,886
    1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC
                INSURED)##                                                        5.49     08/01/2021          769,575
    4,000,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)               5.00     03/01/2028        3,258,120
    3,000,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                             6.00     04/01/2022        2,763,450
    3,000,000   CALIFORNIA COMMERCE JOINT POWER FINANCING AUTHORITY (OTHER
                REVENUE, AMBAC INSURED)                                           5.00     08/01/2026        2,623,500
    1,085,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
                SERIES B (COLLEGE & UNIVERSITY REVENUE)                           5.13     04/01/2017          939,436
      725,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
                SERIES B (COLLEGE & UNIVERSITY REVENUE)                           5.25     04/01/2024          536,747
      275,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
                SERIES B PREREFUNDED (COLLEGE & UNIVERSITY REVENUE) SS            5.25     04/01/2009          277,750
    2,200,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES B
                (HCFR, BANK OF AMERICA NA LOC)+/-ss                               0.30     07/01/2025        2,200,000
    2,275,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES-L (HFFA
                REVENUE)                                                          5.13     07/01/2022        2,203,042
    1,125,000   CALIFORNIA HFFA SCRIPPS HEALTH SERIES A (HOSPITAL REVENUE)        5.00     10/01/2022        1,009,406
    3,950,000   CALIFORNIA HOME MORTGAGE FINANCE AUTHORITY SERIES E (HOUSING
                REVENUE, GNMA)                                                    6.10     02/01/2046        3,783,587
    6,700,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES E
                (HOUSING REVENUE)                                                 4.65     08/01/2022        5,602,071
    7,115,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES K
                (HOUSING REVENUE)                                                 4.55     08/01/2021        6,168,207
    2,000,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES K AMT
                (HOUSING REVENUE)                                                 5.30     08/01/2023        1,781,620
    4,500,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES M
                (HOUSING REVENUE)                                                 4.55     08/01/2021        3,814,065
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J.
                DAVID GLADSTONE INSTITUTE PROJECT (HCFR)                          5.25     10/01/2034        4,326,700
    2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                CENTRAL CALIFORNIA (HOSPITAL REVENUE)                             5.00     02/01/2020        2,087,550
    2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)SS                      6.75     06/01/2030        2,159,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$      75,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES B (HOUSING REVENUE, GNMA
                INSURED)                                                          6.25%    12/01/2031   $       74,435
      100,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES B5 (HOUSING REVENUE, GNMA
                INSURED)                                                          6.35     12/01/2029          101,150
    3,550,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES C PUTTABLE (HOUSING
                REVENUE, GNMA)SS                                                  5.40     02/01/2046        3,242,712
    3,565,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES E PUTTABLE (HOUSING
                REVENUE, GNMA)SS                                                  5.80     08/01/2043        3,430,172
    1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                PROGRAM SERIES MM (LEASE REVENUE)                                 5.50     06/01/2021        1,090,360
   12,000,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                           5.75     04/01/2031       11,779,800
    2,520,000   CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION CA SERIES A
                (LEASE REVENUE, MBIA INSURED)                                     5.25     03/01/2016        2,526,955
    3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
                SERIES A (OTHER REVENUE, AMBAC INSURED)                           5.30     12/01/2021        3,083,520
    2,600,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                REVENUE LOC, FSA INSURED)+/-ss                                    2.00     05/01/2022        2,600,000
      450,000   CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES,
                AMBAC INSURED)                                                    5.25     12/01/2024          439,731
    3,200,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED
                (COLLEGE & UNIVERSITY REVENUE)SS                                  6.00     07/01/2022        3,708,832
    2,000,000   CALIFORNIA STATE UNIVERSITY FULLERTON FOUNDATION SERIES B
                (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                      6.63     07/01/2030        1,962,880
      250,000   CALIFORNIA STATEWIDE CDA+/-ss                                     1.56     05/15/2029          250,000
    1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE
                (HCFR)                                                            6.50     07/01/2020        1,886,642
    1,815,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)       6.50     08/01/2012        1,932,848
    4,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                (HCFR, MBIA INSURED)                                              5.25     08/15/2029        3,517,280
    2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                (HOUSING REVENUE, GNMA INSURED)                                   6.10     12/20/2035        2,025,618
    1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
                PENINSULA PROJECT (OTHER REVENUE)                                 5.00     11/01/2016          981,536
    4,210,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER
                AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                       5.25     10/01/2027        4,228,692
    4,000,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)               5.38     04/01/2017        3,493,320
    4,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                (HOSPITAL REVENUE)                                                5.25     12/01/2027        3,008,520
    1,000,000   CALIFORNIA STOCKTON PFA (OTHER REVENUE, GUARANTEE
                AGREEMENT)+/-ss                                                   2.25     09/01/2048        1,000,000
    6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                          6.25     08/15/2031        6,053,280
    2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK
                LOC)                                                              5.13     08/15/2022        2,750,605
    2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE
                INSURED)                                                          5.25     02/01/2021        1,920,980
      115,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
                MBIA INSURED)                                                     6.50     04/01/2012          115,469
    1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE,
                MBIA INSURED)                                                     5.25     10/01/2020        1,101,821
    1,075,000   CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL
                APPRECIATION SERIES A (TAX INCREMENTAL REVENUE, MBIA
                INSURED)##                                                        6.29     08/01/2024          416,154
    1,085,000   CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL
                APPRECIATION SERIES A (TAX INCREMENTAL REVENUE, MBIA
                INSURED)##                                                        6.51     08/01/2026          357,421
    5,000,000   CENTER CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                REVENUE, MBIA INSURED)##                                          5.49     09/01/2021        2,552,200
    3,600,000   CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE,
                MBIA INSURED)##                                                   6.74     08/01/2028          999,360
    1,525,000   CENTINELA VALLEY UNION HIGH SCHOOL DISTRICT CA SERIES A
                (PROPERTY TAX REVENUE, MBIA INSURED)                              5.50     02/01/2024        1,451,236
    2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
                PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA
                INSURED)                                                          6.45     02/01/2018        3,038,841
    3,000,000   CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL
                REVENUE, MBIA INSURED)                                            5.13     04/01/2021        2,851,530
    1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)      6.00     08/01/2016        1,806,822
    3,000,000   CITY OF SAN JOSE CA SERIES A
                (AIRPORT REVENUE, AMBAC INSURED)                                  5.50     03/01/2026        2,749,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$   1,000,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3
                ELECTION 2008 SERIES 8 (COLLEGE & UNIVERSITY REVENUE,
                GUARANTEE AGREEMENT)##                                            6.20%    08/01/2024   $      392,340
    1,355,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3
                ELECTION 2008 SERIES A (COLLEGE & UNIVERSITY REVENUE,
                GUARANTEE AGREEMENT)##                                            6.33     08/01/2025          489,643
    2,985,000   COLTON CA JOINT USD ELECTION OF 2001 SERIES C (PROPERTY TAX
                REVENUE, FGIC INSURED)                                            5.25     02/01/2025        2,996,671
      480,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                REVENUE)                                                          4.80     08/01/2020          376,570
      270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)            7.75     05/01/2022          348,052
    2,620,000   CONTRA COSTA COUNTY CA PFA (TAX INCREMENTAL REVENUE)              5.25     08/01/2028        2,074,778
    4,850,000   DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                MOBILE SERIES A (OTHER REVENUE)                                   5.25     12/15/2031        3,546,951
    4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                PROJECT (TAX INCREMENTAL REVENUE)##                               4.37     12/01/2016        2,871,960
    5,265,000   DUARTE CA SERIES A (HCFR)                                         5.25     04/01/2024        4,800,258
    2,000,000   DUARTE CA SERIES A (HCFR, ACA INSURED)                            5.25     04/01/2019        1,814,160
    3,000,000   EAST BAY MUNICIPAL UTILITY DISTRICT SUB-SERIES A (WATER
                REVENUE, MBIA INSURED)                                            5.00     06/01/2035        2,897,880
    3,300,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR
                PROJECT (TAX INCREMENTAL REVENUE)                                 6.63     10/01/2029        3,455,265
    4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)##                                                        4.25     09/01/2018        2,920,035
    5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)##                                                        4.42     09/01/2019        3,219,937
    5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)##                                                        4.57     09/01/2020        3,168,044
       95,000   EASTERN MUNICIPAL WATER DISTRICT CA SERIES H (WATER & SEWER
                REVENUE)                                                          5.00     07/01/2035           88,310
    2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                PHASE II (LEASE REVENUE, AMBAC INSURED)(i)                        5.25     01/01/2034        2,192,650
      500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                (SPECIAL FACILITIES REVENUE)                                      5.75     09/02/2014          484,615
    1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                (SPECIAL FACILITIES REVENUE)                                      5.90     09/02/2021        1,528,713
    1,265,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                   6.13     09/01/2011        1,344,505
    2,000,000   ETIWANDA SCHOOL DISTRICT PFA (OTHER REVENUE, GUARANTEE
                AGREEMENT)                                                        5.00     09/15/2032        1,912,180
    1,000,000   FAIRFIELD CA FAIRFIELD WATER SERIES A (WATER REVENUE, XLCA
                COMPANY INSURED)##                                                5.58     04/01/2021          516,570
    2,455,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                (TAX INCREMENTAL REVENUE)                                         5.50     10/01/2017        2,473,192
    5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                (TAX INCREMENTAL REVENUE)                                         5.50     10/01/2027        4,787,647
    4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                (TAX INCREMENTAL REVENUE)                                         5.60     10/01/2027        4,598,672
      550,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)              6.63     12/01/2011          554,268
    1,500,000   GILROY CA USD ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
                GUARANTEE AGREEMENT)                                              6.00     08/01/2027        1,601,055
    7,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                ASSET-BACKED SERIES A1 (OTHER REVENUE)                            5.13     06/01/2047        3,505,110
    2,010,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1
                (OTHER REVENUE)                                                   4.50     06/01/2027        1,481,330
    2,000,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
                REVENUE, MBIA INSURED)##                                          4.09     08/01/2015        1,547,640
    2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                 6.00     12/01/2013        2,587,675
    4,105,000   HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE,
                FIRST SECURITY BANK LOC)SS                                        6.00     11/01/2025        4,480,895
    3,000,000   HESPERIA CA PFA (OTHER REVENUE, XLCA)                             5.00     09/01/2031        2,138,760
    1,915,000   INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES A
                (OTHER REVENUE)                                                   4.63     06/01/2021        1,503,907

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$     200,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY
                TAX REVENUE)                                                     6.40%     08/01/2016   $      200,798
    4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)          5.50      09/01/2030        3,214,800
    3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF
                CANYON (SPECIAL TAX REVENUE)                                     5.63      09/01/2016        2,737,776
    1,500,000   LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
                INSURED)                                                         6.00      11/01/2017        1,683,975
    4,740,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY (HOUSING
                REVENUE, FNMA)+/-ss                                              4.90      08/15/2039        4,767,539
      675,000   LOS ANGELES CA SERIES F2 (OTHER REVENUE)+/-ss                    0.30      06/01/2032          675,000
    2,310,000   LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY MANCHESTER SOCIAL
                SERVICES PROJECT (LEASE REVENUE, AMBAC INSURED)                  5.00      09/01/2025        2,136,635
      150,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                MASTER PROJECT SERIES A (LEASE REVENUE, FGIC INSURED)            5.00      09/01/2014          155,483
    1,000,000   LOS ANGELES COUNTY PUBLIC WORKS FINANCING AUTHORITY MASTER
                PROJECT SERIES B (LEASE REVENUE, FGIC INSURED)                   5.00      09/01/2018        1,003,030
    2,015,000   LOS ANGELES DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                AIRPORT-SERIES C (AIRPORT REVENUE)                               5.00      05/15/2024        1,991,727
    2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##                  4.92      08/01/2018        1,356,643
      340,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)        6.00      10/01/2012          347,239
    4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                INCREMENTAL REVENUE, AMBAC INSURED)                              5.00      05/01/2021        4,111,406
    1,435,000   MONTEBELLO USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)##                                                           5.49      08/01/2021          736,227
    5,775,000   MURRIETA VALLEY USD PFA CAPITAL APPRECIATION BUILDINGS (TAX
                ALLOCATION REVENUE, FIRST SECURITY BANK LOC)##                   6.39      09/01/2033        1,243,820
      350,000   MURRIETA VALLEY USD PFA (OTHER REVENUE, FIRST SECURITY BANK
                LOC)##                                                           5.62      09/01/2022          166,324
    1,785,000   MURRIETA VALLEY USD PFA (OTHER REVENUE, FIRST SECURITY BANK
                LOC)##                                                           6.07      09/01/2025          668,822
    1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                TRANSFER FACILITY (SOLID WASTE REVENUE)                          5.50      02/15/2013        1,032,804
    2,000,000   NORTHERN INYO COUNTY CA LOCAL HOSPITAL DISTRICT (PROPERTY
                TAX REVENUE)                                                     5.60      08/01/2035        1,948,800
    1,509,412   OAK GROVE UNION SCHOOL DISTRICT FLEXFUND PROGRAM (OTHER
                REVENUE)(i)                                                      4.75      08/01/2027        1,287,302
    1,500,000   ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1 (SPECIAL TAX
                REVENUE, MBIA INSURED)                                           6.00      08/01/2015        1,610,100
      250,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE
                REVENUE)+/-ss                                                    1.00      08/01/2029          250,000
   10,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)##                             4.31      04/15/2021        5,986,900
      290,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                REVENUE)                                                         6.00      07/01/2018          243,496
      500,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                REVENUE)                                                         6.40      07/01/2023          392,800
    1,943,313   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                REVENUE)(i)                                                      4.80      09/01/2027        1,842,902
    1,425,000   PALOMAR POMERADO HEALTH (PROPERTY TAX REVENUE, MBIA
                INSURED)##                                                       5.90      08/01/2020          737,010
    1,410,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                REVENUE)                                                         6.25      01/01/2018        1,620,569
    2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                 5.75      10/01/2031        1,912,095
    1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA
                INSURED)                                                         5.25      10/01/2020          995,505
    5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)          6.25      12/01/2032        4,241,765
    2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
                INSURED)                                                         5.50      05/01/2019        2,203,200
    2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)              5.85      08/01/2032        2,089,412
    2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)      6.55      08/01/2029        2,622,501
    9,105,000   PORT OF OAKLAND (AIRPORT REVENUE, FGIC INSURED)                  5.75      11/01/2021        8,944,752
    2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                INSURED)                                                         5.50      11/01/2020        1,831,700
    3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)              5.13      06/01/2030        2,752,632
    1,000,000   RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY EISENHOWER
                MEDICAL CENTER SERIES B (HOSPITAL REVENUE, MBIA INSURED)         4.88      07/01/2022          870,710
      875,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                INSURED)                                                         4.63      08/01/2022          772,415
    1,150,000   REDLANDS USD CA ELECTION OF 2008 (PROPERTY TAX REVENUE)##        4.81      07/01/2018          740,899
      420,000   REDLANDS USD CA ELECTION OF 2008 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)##                                       4.59      07/01/2017          288,952

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$   1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                REVENUE)                                                         5.00%     09/01/2021   $      838,020
      260,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
                REVENUE)                                                         5.25      05/15/2013          260,377
    8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                COUNTY HOSPITAL PROJECT (HCFR, MBIA INSURED)##                   6.13      06/01/2026        3,048,561
    1,250,000   RIVERSIDE COUNTY CA MORTGAGE GNMA-BACKED SECURITY SERIES A
                (HOUSING REVENUE, GNMA)                                          7.80      05/01/2021        1,687,050
    3,345,000   RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY SERIES A
                (LEASE REVENUE)                                                  6.00      05/01/2022        3,446,253
    1,765,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)      6.25      08/15/2010        1,814,879
      635,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                    5.38      12/01/2013          688,099
    3,650,000   SACRAMENTO CA SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK
                LOC)                                                             5.00      07/01/2041        3,329,530
    1,985,000   SACRAMENTO CA SERIES A (OTHER REVENUE)                           8.25      01/01/2021        2,749,781
    1,085,000   SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE
                REVENUE, AMBAC INSURED)                                          5.00      10/01/2025        1,008,855
    2,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                REGULATION B (OTHER REVENUE, FGIC INSURED)+/-ss                  1.38      12/01/2035          890,000
    3,270,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
                FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                 5.50      06/01/2037        2,721,883
    2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
                SECURITY BANK LOC)##                                             5.84      09/01/2023        1,090,250
    1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                FACILITIES REVENUE)                                              5.30      09/01/2020          962,427
    2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                SERIES 27B (AIRPORT REVENUE, FGIC INSURED)                       5.00      05/01/2019        2,506,950
    3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                REVENUE)                                                         6.20      01/01/2041        2,215,620
    6,500,000   SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT
                PROJECT SERIES D (TAX INCREMENTAL REVENUE, AMBAC INSURED)        5.00      08/01/2023        5,706,155
    1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)##       5.35      01/01/2021          647,989
    2,000,000   SAN JOSE REDEVELOPMENT AGENCY CA MERGED AREA REDEVELOPMENT
                PROJECT SERIES C (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.00      08/01/2025        1,716,860
    3,175,000   SAN JOSE USD (LEASE REVENUE, FIRST SECURITY BANK LOC)##          6.05      01/01/2026        1,169,956
    1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)##                  3.87      01/01/2019          894,621
    1,200,000   SAN RAFAEL CITY CA HIGH SCHOOL DISTRICT ELECTION OF 2002
                SERIES B (PROPERTY TAX REVENUE, MBIA INSURED)##                  5.84      08/01/2023          526,056
    3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER
                SERIES C (LEASE REVENUE)                                         5.60      09/01/2019        2,734,200
    3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                APARTMENTS SERIES A (HOUSING REVENUE)                            6.50      09/01/2039        2,032,080
    7,500,000   SANTA CLARA COUNTY FINANCING AUTHORITY (OTHER REVENUE, AMBAC
                INSURED)                                                         5.75      02/01/2041        6,898,950
    2,100,000   SANTA CRUZ COUNTY REDEVELOPMENT AGENCY CA LIVE OAK SOQUEL
                COMMUNITY IMPROVEMENT (TAX INCREMENTAL REVENUE)                  6.63      09/01/2029        2,134,419
      870,000   SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT UNION HIGH
                SCHOOL-SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)##       5.06      08/01/2019          519,225
    1,505,000   SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT UNION HIGH
                SCHOOL-SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)##       5.28      08/01/2020          833,454
    1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                REVENUE, AMBAC INSURED)                                          5.25      08/01/2022        1,867,205
    3,000,000   SONOMA CA COMMUNITY REDEVELOPMENT AGENCY THE SPRINGS
                REDEVELOPMENT PROJECT (TAX ALLOCATION REVENUE, ASSURED
                GUARANTY)                                                        6.50      08/01/2028        3,132,180
    1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT # 1 (TAX
                INCREMENTAL REVENUE, XLCA INSURED)                               5.25      09/01/2019        1,675,250
    1,000,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                         5.55      11/01/2020        1,102,920
    3,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                REVENUE (AIRPORT REVENUE, XLCA INSURED)                          5.00      12/01/2036        2,276,220
    1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)            6.75      07/01/2011        1,413,942
    2,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY SOUTHERN
                TRANSMISSION - A (OTHER REVENUE)                                 5.00      07/01/2023        2,022,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA (continued)
$   3,515,000   SOUTHWEST COMMUNITY CA FINANCE AUTHORITY RIVERSIDE COUNTY
                (LEASE REVENUE)                                                  6.38%     05/01/2033   $    3,683,474
    4,000,000   STATE OF CALIFORNIA SERIES A (SALES TAX REVENUE, MBIA
                INSURED)                                                         5.00      07/01/2015        4,249,760
      875,000   STATE OF CALIFORNIA SERIES BH (OTHER REVENUE, FIRST SECURITY
                BANK LOC)                                                        5.40      12/01/2016          876,208
   13,500,000   STATE OF CALIFORNIA VETERANS SERIES BZ (GO STATE, MBIA
                INSURED)                                                         5.35      12/01/2021       12,591,720
    5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)##                  3.57      09/01/2013        4,866,771
    2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
                REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)           5.00      09/01/2026        2,513,699
    1,000,000   TRACY CA OPERATING PARTNERSHIP JOINT POWERS AUTHORITY
                CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE, GUARANTEE
                AGREEMENT)                                                       6.25      10/01/2033        1,058,940
    3,000,000   TULARE CA PFFA PROJECT (PROPERTY TAX REVENUE, GUARANTEE
                AGREEMENT)                                                       5.25      04/01/2027        2,804,460
    5,305,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
                REVENUE, AMBAC INSURED)                                          5.38      10/01/2034        4,491,107
    1,260,000   VACAVILLE USD (LEASE REVENUE, GUARANTEE AGREEMENT)               6.50      12/01/2034        1,353,870
    1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING
                REVENUE, AMBAC INSURED)                                          5.05      12/01/2026          913,060
    2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA
                REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE)             5.88      09/01/2037        2,037,425
    1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                         5.75      08/01/2015        1,151,616
    1,400,000   WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY
                TAX REVENUE)                                                     6.00      08/01/2025        1,504,510
    1,055,000   WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY
                TAX REVENUE)                                                     6.00      08/01/2027        1,119,123
    2,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX
                REVENUE, XLCA INSURED)                                           5.00      09/01/2034        1,484,440
      400,000   WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
                (HOUSING REVENUE)                                                6.50      08/01/2010          398,696
    2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)         5.38      10/01/2018        2,530,653
    1,190,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, GUARANTEE
                AGREEMENT)##                                                     5.94      08/01/2024          485,306
    1,525,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, GUARANTEE
                AGREEMENT)##                                                     6.19      08/01/2027          498,767
    1,810,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES
                A (SPECIAL TAX REVENUE, MBIA INSURED)##                          5.05      09/01/2019        1,077,192
                                                                                                           440,012,899
                                                                                                        --------------
PUERTO RICO: 1.24%
    3,800,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDED     6.00      07/01/2010        4,044,720
    3,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-ss                           1.48      07/01/2029        1,312,500
      300,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                5.50      08/01/2009          303,081
                                                                                                             5,660,301
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $469,540,270)                                                          445,673,200
                                                                                                        --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 3.77%
   17,126,278   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
                TRUST~+++                                                                                   17,126,278
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,126,278)                                                             17,126,278
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $486,666,548)*                                                           101.77%                  $  462,799,478
OTHER ASSETS AND LIABILITIES, NET                                               (1.77)                      (8,036,507)
                                                                               ------                   --------------
TOTAL NET ASSETS                                                               100.00%                  $  454,762,971
                                                                               ------                   --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,126,278.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $486,666,548 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  9,604,261
GROSS UNREALIZED DEPRECIATION                 (33,471,331)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(23,867,070)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 90.99%
COLORADO: 89.76%
$   1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON
                PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED)SS                5.50%    12/01/2019   $    1,392,588
      460,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
                (PROPERTY TAX REVENUE)                                            6.38     12/01/2016          411,401
      500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER
                REVENUE, FIRST SECURITY BANK LOC)                                 5.00     12/01/2033          482,785
    2,000,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                 6.00     10/01/2040        1,677,660
    1,000,000   BOULDER CO PREREFUNDED (WATER REVENUE)SS                          5.60     12/01/2017        1,077,790
      500,000   BROMLEY PARK CO METROPOLITAN DISTRICT #2 SERIES A (PROPERTY
                TAX REVENUE, RADIAN INSURED)                                      5.13     12/01/2037          345,470
      150,000   CANON CITY CO FINANCE AUTHORITY (LEASE REVENUE, ASSURED
                GUARANTY)                                                         5.00     12/01/2032          145,337
      780,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2 (OTHER
                REVENUE, MBIA INSURED)+/-ss                                       5.00     09/01/2039          786,302
      750,000   COLORADO ECFA (EDUCATIONAL FACILITIES REVENUE)                    6.75     11/15/2028          753,075
    1,250,000   COLORADO ECFA (OTHER REVENUE)                                     5.25     06/01/2021        1,251,675
    1,000,000   COLORADO ECFA (OTHER REVENUE)                                     7.25     12/01/2028        1,002,980
      625,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT PREREFUNDED
                (PRIVATE SCHOOL REVENUE)SS                                        6.25     12/15/2012          671,169
    3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE
                SCHOOL REVENUE)                                                   5.30     02/15/2029        3,607,200
    1,000,000   COLORADO ECFA AMERICAN ACADEMY PROEJCT (EDUCATIONAL
                FACILITIES REVENUE)                                               7.38     12/01/2028        1,012,720
      500,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++      6.13     12/15/2035          334,750
    1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                FACILITIES REVENUE, XLCA INSURED)                                 5.00     06/15/2019          957,133
    1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                FACILITIES REVENUE, XLCA INSURED)                                 5.25     06/15/2024        1,018,408
      750,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP
                (EDUCATIONAL FACILITIES REVENUE)                                  6.25     07/01/2028          547,178
      500,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT
                PREREFUNDED (LEASE REVENUE)SS                                     7.00     11/01/2029          516,710
    1,000,000   COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A (OTHER
                REVENUE)                                                          6.75     08/01/2028          776,240
    1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
                PREREFUNDED (PRIVATE SCHOOL REVENUE)SS                            5.75     06/01/2016        1,096,780
      700,000   COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE
                REVENUE, MORAL OBLIGATION)                                        5.25     06/15/2029          632,863
      100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                      5.00     04/01/2023           86,497
    1,445,000   COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL FACILITIES
                REVENUE, XLCA INSURED)                                            5.00     11/01/2024        1,225,707
    1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT PREREFUNDED
                (LEASE REVENUE)SS                                                 6.00     12/01/2021        1,682,730
    1,000,000   COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE)SS              7.13     12/15/2030        1,099,640
      600,000   COLORADO ECFA RENAISSANCE SCHOOL PROJECT PREREFUNDED (LEASE
                REVENUE)SS                                                        6.75     06/01/2029          605,490
    2,735,000   COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE APARTMENT
                (EDUCATIONAL FACILITIES REVENUE)                                  5.50     06/01/2033        2,370,835
    2,455,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE &
                UNIVERSITY REVENUE, FGIC INSURED)                                 5.25     03/01/2026        2,541,465
    1,040,000   COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                     5.50     01/01/2023          966,815
    1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                INITIATIVES SERIES D (HCFR)                                       6.25     10/01/2033        1,024,450
      750,000   COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
                PROJECT (HOSPITAL REVENUE)                                        5.25     06/01/2031          574,208
    1,000,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL PARKVIEW
                MEDICAL CENTER INCORPORATION (HOSPITAL REVENUE)                   5.00     09/01/2025          860,790
      795,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL- BOULDER
                COMMUNITY HOSPITAL-B (HOSPITAL REVENUE, MBIA INSURED)             5.90     10/01/2009          797,290
      240,000   COLORADO HFA (HOUSING REVENUE)                                    4.80     05/01/2030          233,690
      565,000   COLORADO HFA COMPANY SERIES E2 (HOUSING REVENUE, MBIA
                INSURED)                                                          7.00     02/01/2030          593,442
    2,350,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)(h)                       6.45     04/01/2030        2,463,952

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
COLORADO (continued)
$     245,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                          6.50%    08/01/2031   $      252,470
      470,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                          5.25     05/01/2032          445,828
       75,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                          6.50     05/01/2016           77,617
      380,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                          6.10     08/01/2023          379,187
      290,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)                          6.55     08/01/2033          309,479
      805,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)                          6.70     08/01/2017          853,421
      305,000   COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)             6.38     08/01/2033          320,695
      290,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                          6.60     08/01/2017          295,208
    1,875,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (HOUSING
                REVENUE, MBIA INSURED)                                            6.80     02/01/2031        1,904,719
      750,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                CLASS I SERIES A (HOUSING REVENUE)                                5.50     11/01/2029          756,893
    1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)           5.00     06/01/2023        1,326,310
    2,000,000   COLORADO PARKVIEW MEDICAL CENTER PROJECT PREREFUNDED
                (HCFR)SS                                                          6.50     09/01/2020        2,250,020
    1,250,000   COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HCFR, AMBAC
                INSURED)                                                          6.25     05/15/2011        1,387,025
      100,000   COLORADO SPRINGS COLLEGE PROJECT CO COLLEGE PROJECT (COLLEGE
                & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS+/-               0.35     06/01/2029          100,000
    1,000,000   COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                  5.00     11/01/2030          953,010
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER SERIES A (WATER REVENUE)                                    4.50     09/01/2024        1,017,650
    1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER SERIES A (WATER REVENUE)                                    4.88     09/01/2017        1,850,146
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER SERIES A (WATER REVENUE)                                    5.00     09/01/2019        1,012,710
       30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER SERIES B (OTHER REVENUE)                                    5.00     09/01/2019           30,082
       55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                WATER UNREFUNDED SERIES A (WATER REVENUE)                         5.13     09/01/2018           55,158
    1,000,000   DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT
                SERIES B (RECREATIONAL FACILITIES REVENUE)                        5.13     12/01/2017        1,002,650
    1,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC
                INSURED)                                                          6.00     11/15/2012        1,028,600
    1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA
                INSURED)                                                          5.00     11/15/2022        1,270,925
    1,425,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)         5.00     12/01/2030          960,863
    1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE,
                FHA INSURED)                                                      5.35     08/01/2018        1,486,387
    1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
                COUNTIES (PROPERTY TAX REVENUE, FGIC INSURED)                     5.75     12/15/2022        1,096,430
      210,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
                COUNTIES SERIES B (PROPERTY TAX REVENUE, STATE AID
                WITHHOLDING)##                                                    2.81     12/15/2014          179,122
    6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
                SERIES A (OTHER REVENUE, MBIA INSURED)##                          8.76     09/01/2034          678,840
    2,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
                SERIES B (OTHER REVENUE, MBIA INSURED)##                          7.54     09/01/2020        1,073,900
      215,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
                SERIES D1 (TOLL ROAD REVENUE, MBIA INSURED)                       5.50     09/01/2024          177,274
    2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT # 11 COLORADO SPRINGS
                (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                     7.10     12/01/2017        3,130,500
    1,000,000   FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)           5.38     06/01/2025        1,017,730
    1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION PREREFUNDED (LEASE
                REVENUE, AMBAC INSURED)SS                                         5.75     12/01/2019        1,254,492
    1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT RE002 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                 5.25     12/01/2021        1,463,843
    1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                     5.00     12/01/2025          929,310
    1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                    5.75     12/01/2019        1,194,032
      525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO PREREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS                 6.50     06/15/2011          587,517
      475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO UNREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                   6.50     06/15/2011          528,599
      500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
                COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)          4.60     12/01/2019          411,150


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
COLORADO (continued)
$   2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT R001 (PROPERTY TAX
                REVENUE, MBIA INSURED)                                            6.50%    12/15/2011   $    2,266,620
      500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
                (HCFR)                                                            6.00     04/01/2019          475,835
    1,000,000   LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)      5.25     12/01/2017          844,770
    1,000,000   MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL CITY
                SERIES B (PROPERTY TAX REVENUE, XLCA INSURED)                     4.75     12/01/2031          832,080
    1,250,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX
                REVENUE, ACA INSURED)                                             5.00     12/15/2024          694,213
      375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX
                REVENUE)                                                          5.00     12/01/2017          296,186
      360,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX
                REVENUE)                                                          5.35     12/01/2031          212,152
    1,190,000   PINERY WEST METROPOLITAN DISTRICT # 2 CO (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                          5.00     12/01/2027          872,556
    1,000,000   REGIONAL TRANSPORTATION DISTRICT CO (TRANSPORTATION REVENUE)      5.00     12/01/2022          973,390
    1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                 5.00     12/01/2031          977,390
      600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                REVENUE)                                                          7.38     09/01/2010          637,674
    1,000,000   SUPERIOR METROPOLITAN DISTRICT # 1 CO SPECIAL REVENUE (WATER
                & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                    5.00     12/01/2028          933,460
    2,030,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                          5.00     12/01/2036        1,362,003
                                                                                                            84,053,336
                                                                                                        --------------
PUERTO RICO: 1.23%
    1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L
                (TOLL ROAD REVENUE, MBIA INSURED)                                 5.25     07/01/2023        1,152,550
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $90,174,369)                                                            85,205,886
                                                                                                        --------------

    SHARES
-------------

SHORT-TERM INVESTMENTS: 10.09%
    9,447,275   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                TRUST~+++                                                                                    9,447,275
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,447,275)                                                               9,447,275
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $99,621,644)*                                                             101.08%                 $   94,653,161
OTHER ASSETS AND LIABILITIES, NET                                                (1.08)                     (1,015,909)
                                                                                ------                  --------------
TOTAL NET ASSETS                                                                100.00%                 $   93,637,252
                                                                                ------                  --------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(h) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,447,275.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $99,621,644 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 2,814,368
GROSS UNREALIZED DEPRECIATION                 (7,782,851)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(4,968,483)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 94.37%
GUAM: 0.11%
$     300,000   GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                  5.25%     11/15/2037   $      194,724
                                                                                                        --------------
MICHIGAN: 0.61%
    1,550,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                         5.50      10/01/2027        1,097,850
                                                                                                        --------------
MINNESOTA: 91.19%
      500,000   ANOKA COUNTY MN CAPITAL IMPORT SERIES A (PROPERTY TAX
                REVENUE)                                                         5.00      02/01/2024          526,895
    2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT # 11 SERIES A
                PREREFUNDED (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)SS                                                           5.00      02/01/2018        3,008,559
      625,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                7.15      01/01/2020          592,175
    1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                7.25      01/01/2032        1,298,250
    1,350,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                   8.50      03/01/2019        1,471,743
    1,000,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)                   8.50      09/01/2019        1,089,210
    3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT # 271 SERIES B
                PREREFUNDED (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                PROGRAM INSURED)SS                                               5.00      02/01/2016        3,093,090
      185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                GOLF COURSE (LEASE REVENUE)                                      4.38      05/01/2024          161,551
      945,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS              5.63      10/01/2014        1,009,468
      995,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS              5.70      10/01/2015        1,063,983
    1,735,000   CITY OF MAPLE GROVE MN MAPLE GROVE HOSPITAL CORPORATION
                (HOSPITAL REVENUE, GUARANTEE AGREEMENT)                          5.25      05/01/2024        1,644,849
    1,115,000   CITY OF MINNEAPOLIS MN SERIES 2A (OTHER REVENUE)                 5.00      06/01/2028          855,305
    1,000,000   CITY OF ST. CLOUD HOSPITAL OBLIGATORY GROUP A (HCFR, FIRST
                SECURITY BANK LOC)                                               6.25      05/01/2018        1,027,570
    1,500,000   COUNTY OF DOUGLAS MN DOUGLAS COUNTY HOSPITAL PROJECT SERIES
                A (HCFR)                                                         6.25      07/01/2038        1,194,915
      515,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)             4.50      06/01/2011          500,904
      470,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)             4.75      06/01/2013          440,926
      909,013   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY (SFMR, GNMA
                INSURED)                                                         5.30      12/01/2039          853,327
    1,000,000   DULUTH MN DULUTH ENTERTAINMENT CONVENTION CENTER IMPROVMENTS
                SERIES A (PROPERTY TAX REVENUE)                                  5.00      02/01/2034          995,700
      290,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER PROJECT
                (HCFR)                                                           5.50      11/01/2017          240,198
      385,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER PROJECT
                (HCFR)                                                           5.70      11/01/2022          286,251
      750,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER PROJECT
                (HCFR)                                                           5.88      11/01/2033          499,373
      155,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS             5.90      02/01/2015          161,439
      255,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS             6.00      02/01/2018          265,804
      300,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS             6.10      02/01/2021          312,960
    1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
                PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED)SS               5.00      02/01/2018        1,058,420
      800,000   FALCON HEIGHTS MN SERIES A (LEASE REVENUE)                       6.00      11/01/2027          586,912
      580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)      5.10      09/01/2014          589,657
      605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)      5.20      09/01/2015          612,060
      560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)      5.30      09/01/2016          565,421
      700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS                                    7.20      04/01/2016          789,229
      600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS                                    7.40      04/01/2021          678,768
      585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS                                    7.50      04/01/2031          662,951
    3,000,000   HENNEPIN COUNTY MN SERIES A (PROPERTY TAX REVENUE)               4.38      12/01/2028        2,986,140
    1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST
                SECURITY BANK LOC)SS                                             5.50      11/01/2013        1,189,584
    2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT # 318 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                            5.00      02/01/2017        2,986,690
      160,000   LAKEVILLE MN (OTHER REVENUE)                                     5.00      02/01/2013          153,419
      180,000   LAKEVILLE MN (OTHER REVENUE)                                     5.00      02/01/2016          162,599
      800,000   MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HOSPITAL REVENUE)    5.63      11/01/2022          644,272

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MINNESOTA (continued)
$     500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                  5.25%     12/01/2016   $      475,795
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                  5.63      12/01/2022          452,735
      600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                  5.88      12/01/2029          515,682
      320,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES A (AIRPORT REVENUE, MBIA INSURED)                         5.25      01/01/2017          335,030
    2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES B (AIRPORT REVENUE, AMBAC INSURED)                        5.00      01/01/2020        1,678,320
    2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES C (AIRPORT REVENUE, FGIC INSURED)                         5.00      01/01/2022        2,036,840
    1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SUB SERIES B (AIRPORT REVENUE, FGIC INSURED)                     5.00      01/01/2018        1,060,540
    3,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SUB SERIES C PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)SS       5.25      01/01/2021        3,930,437
    1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SUB SERIES D (AIRPORT REVENUE, FGIC INSURED)                     5.75      01/01/2012        1,005,180
    1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A PREREFUNDED
                (HCFR)SS                                                         6.00      11/15/2023        1,163,820
    1,000,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE)                          6.63      11/15/2028        1,028,900
    1,900,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES B (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, GUARANTEE AGREEMENT)     6.50      11/15/2038        2,021,353
      530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                (OTHER REVENUE)                                                  4.75      12/01/2015          540,897
      555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                (OTHER REVENUE)                                                  4.80      12/01/2016          561,410
      500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
                REVENUE)                                                         5.65      02/01/2027          315,590
        5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION             10.00      06/01/2013            5,894
    1,985,000   MINNEAPOLIS MN ST. PAUL HOUSING FINANCE BOARD MN
                MORTGAGE-BACKED CITY LIVING A2 (HOUSING REVENUE, GNMA)           5.52      03/01/2041        1,868,441
    1,000,000   MINNEAPOLIS MN ST. PAUL METROPOLITAN AIRPORTS COMMISSION
                SERIES A (AIRPORT REVENUE, AMBAC INSURED)                        5.00      01/01/2018        1,060,540
    4,030,000   MINNESOTA AGRICULTURAL & ECONOMIC BOARD SERIES E (ECONOMIC
                DEVELOPMENT REVENUE, ASSURED GUARANTY)                           5.00      02/15/2037        3,894,552
    1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                EVANGELICAL LUTHERAN PROJECT (HCFR)                              6.00      02/01/2022        1,208,814
    2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM SERIES A (HCFR)                                      5.88      11/15/2010        2,101,606
    1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT
                REVENUE)SS                                                       6.38      11/15/2022        2,114,181
    1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                REVENUE, MBIA INSURED)                                           5.50      11/15/2017        1,108,348
    1,335,000   MINNESOTA HFA RESIDENTIAL HOUSING FINANCE SERIES B (HOUSING
                REVENUE)                                                         5.00      07/01/2034        1,281,600
    1,535,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY BETHEL
                UNIVERSITY SERIES 6R (COLLEGE & UNIVERSITY REVENUE)              5.50      05/01/2025        1,262,000
    1,030,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. THOMAS
                UNIVERSITY SERIES 6W (COLLEGE & UNIVERSITY REVENUE)              6.00      10/01/2025        1,049,900
    1,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. THOMAS
                UNIVERSITY SERIES 6W (COLLEGE & UNIVERSITY REVENUE)              6.00      10/01/2030          991,660
       40,000   MINNESOTA HOUSING FINANCE AGENCY SERIES B (HOUSING REVENUE,
                MBIA INSURED)                                                    4.75      07/01/2025           38,874
    1,000,000   MINNESOTA HOUSING FINANCE AGENCY SERIES B (STATE AGENCY
                HOUSING REVENUE)                                                 5.90      07/01/2028        1,003,430
    1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
                RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                7.25      11/01/2016          994,460
    3,000,000   MINNESOTA SERIES A (PROPERTY TAX REVENUE)                        5.00      12/01/2018        3,485,910
      995,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF
                AGENCY)                                                          4.75      07/01/2026          900,097
      635,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY STATE
                BENEDICT COLLEGE SERIES V (COLLEGE & UNIVERSITY REVENUE)         5.00      03/01/2018          617,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MINNESOTA (continued)
$   2,000,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES UNIVERSITY ST.
                THOMAS SERIES 6W (COLLEGE AND UNIVERSITY REVENUE)                5.00%     10/01/2018   $    2,120,000
    1,995,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                FINANCE SERIES Q (HOUSING REVENUE, GO OF AGENCY)                 5.25      07/01/2033        1,819,121
    1,100,000   MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)        5.00      10/01/2037        1,036,365
      660,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)         5.35      07/01/2017          677,325
      495,000   MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)       5.80      07/01/2021          492,401
        5,000   MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)         5.90      07/01/2025            5,002
      895,000   MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE &
                UNIVERSITY REVENUE)                                              6.75      03/01/2019          887,930
      505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HCFR)                                                           5.20      12/01/2009          502,571
      725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HCFR)                                                           5.40      12/01/2011          708,311
      500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HOUSING REVENUE)                                                5.30      12/01/2010          489,040
      685,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                       7.10      08/01/2011          743,437
    2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A
                PREREFUNDED (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                PROGRAM INSURED)SS                                               5.38      02/01/2019        2,172,906
      695,000   MOWER COUNTY HOUSING & REDEVELOPMENT AUTHORITY MOWER COUNTY
                CT FACILITIES PROJECT SERIES A (HOUSING REVENUE)                 5.75      02/01/2027          707,732
      375,000   MOWER COUNTY HOUSING & REDEVELOPMENT AUTHORITY MOWER COUNTY
                CT FACILITIES PROJECT SERIES A (HOUSING REVENUE)                 5.90      02/01/2029          378,739
    1,095,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                REVENUE, GUARANTEE AGREEMENT)                                    5.00      01/01/2021        1,105,742
    1,500,000   NORTHERN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC PLANT
                REVENUE, ASSURED GUARANTY)                                       5.00      01/01/2016        1,594,260
      360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                REVENUE)                                                         5.90      02/01/2018          362,308
      455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                REVENUE)                                                         6.00      02/01/2022          455,805
    1,000,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)              6.00      05/01/2026          744,160
      900,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)              6.25      05/01/2035          634,293
    1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE
                REVENUE)                                                         5.00      02/01/2028        1,311,319
      300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING
                PROJECT SERIES A PREREFUNDED (HOUSING REVENUE)SS                 6.63      01/01/2019          312,921
    1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT # 281 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                            5.00      02/01/2019        1,053,620
    2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                (HCFR)                                                           5.90      11/15/2010        2,102,740
    1,000,000   ROCHESTER MN SERIES C (ELECTRIC REVENUE)                         5.00      12/01/2030          998,620
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT # 196 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)##                                                       0.00      04/01/2009        2,000,000
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT # 196 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)##                                                       1.76      04/01/2011        1,931,120
    2,000,000   SEAWAY PORT AUTHORITY OF DULUTH MINNESOTA INDIVIDUAL
                DEVELOPMENT DOCK & WHARF REVENUE REF-CARGILL INCORPORATED
                PROJECT (IDR)                                                    4.20      05/01/2013        2,004,400
      950,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)           5.25      09/01/2034          750,006
      710,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
                REVENUE, ASSURED GUARANTY)                                       4.70      09/01/2019          674,678
      500,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
                REVENUE, ASSURED GUARANTY)                                       5.13      09/01/2029          433,000
    5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                REVENUE, MBIA INSURED)##                                         4.15      01/01/2020        3,215,150
    1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                  5.75      05/01/2010        1,394,100
    1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                  5.38      05/01/2011        1,824,673
    4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                  5.75      05/01/2026        4,921,215
    1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 PREREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS                5.00      02/01/2018        1,127,511
    2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 PREREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS                5.00      02/01/2019        2,147,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MINNESOTA (continued)
$   2,000,000   ST. PAUL MN HOUSING & RDA (HOUSING REVENUE)                      5.00%     10/01/2024   $    1,943,280
    2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
                A PREREFUNDED (TAX REVENUE)SS                                    7.88      12/01/2030        2,261,960
    1,500,000   ST. PAUL MN HOUSING & RDA COMMUNITY PEACE ACADEMY PROJECT
                SERIES A (LEASE REVENUE)                                         5.00      12/01/2036          899,565
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                5.00      02/01/2012          216,934
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                5.00      02/01/2013          189,816
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                5.00      02/01/2014          210,200
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                5.00      02/01/2015          177,856
      500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                (LEASE REVENUE)                                                  6.00      09/01/2036          338,285
      360,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
                REVENUE)                                                         5.05      11/01/2017          289,894
      485,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
                REVENUE)                                                         5.20      11/01/2022          336,643
    1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)        5.25      05/15/2018        1,585,267
    3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)        5.30      05/15/2028        2,422,350
      650,000   ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)               5.75      09/01/2026          468,124
       95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED
                (HCFR)SS                                                         6.63      06/01/2020          100,512
       10,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)       6.63      06/01/2020           10,139
    1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)    5.13      12/01/2024          970,070
    2,150,000   TOWNSHIP OF BAYTOWN MN ST. CROIX PREPARATORY ACADEMY SERIES
                A (LEASE REVENUE)                                                7.00      08/01/2038        1,665,240
      500,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                       5.75      07/01/2011          551,520
    2,245,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                       5.75      07/01/2017        2,745,478
    7,310,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                       5.50      07/01/2021        8,152,770
    1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF INSTITUTION)                                      5.13      04/01/2034        1,013,670
    5,000,000   UNIVERSITY OF MINNESOTA STATE SUPPORTED STADIUM DEBT
                (COLLEGE & UNIVERSITY REVENUE)                                   5.00      08/01/2025        5,143,050
    2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE
                REVENUE)                                                         5.25      10/01/2025        1,731,259
    2,495,000   WASHINGTON COUNTY CAPITAL IMPACT PLAN SERIES A (PROPERTY TAX
                REVENUE)                                                         5.00      02/01/2021        2,734,096
      280,000   WESTERN MN MUNICIPAL POWER AGENCY (ELECTRIC PLANT REVENUE,
                MBIA INSURED)                                                    9.75      01/01/2016          391,283
    1,610,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                REVENUE)                                                         6.38      01/01/2016        1,821,168
      200,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                   4.35      07/01/2009          199,926
      330,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                   4.40      07/01/2010          330,178
                                                                                                           163,111,279
                                                                                                        --------------
PUERTO RICO: 1.23%
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)      5.00      07/01/2018          883,450
       25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDEDSS     5.25      07/01/2022           28,455
    1,400,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                SERIES M2 (LEASE REVENUE)SS+/-                                   5.75      07/01/2034        1,291,542
                                                                                                             2,203,447
                                                                                                        --------------
VIRGIN ISLANDS: 0.40%
      750,000   VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                    5.00      10/01/2014          705,998
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WISCONSIN: 0.83%
$   1,380,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)SS                       6.13%     06/01/2027   $    1,491,421
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $170,204,099)                                                          168,804,719
                                                                                                        --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 7.44%
   13,304,090   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE MONEY MARKET
                TRUST~+++                                                                                   13,304,090
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,304,090)                                                             13,304,090
                                                                                                        --------------
`                                                                              101.81%                  $  182,108,809
OTHER ASSETS AND LIABILITIES, NET                                               (1.81)                      (3,230,115)
                                                                               ------                   --------------
TOTAL NET ASSETS                                                               100.00%                  $  178,878,694
                                                                               ======                   ==============

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,304,090.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $183,508,189 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 5,943,871
GROSS UNREALIZED DEPRECIATION                 (7,343,251)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(1,399,380)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in securities:

                                                                                        TOTAL FAIR
                                                                                        VALUE AS OF
MUNICIPAL INCOME FUNDS - LOAD              LEVEL 1         LEVEL 2         LEVEL 3       03/31/09
-----------------------------            -----------   --------------   -----------   --------------
California Limited-Term Tax-Free Fund    $ 7,037,655    $ 87,655,648         $0        $ 94,693,303
California Tax-Free Fund                  17,126,278     445,673,200          0         462,799,478
Colorado Tax-Free Fund                     9,447,275      85,205,886          0          94,653,161
Minnesota Tax-Free Fund                   13,304,090     168,804,719          0         182,108,809

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 97.51%
ALABAMA: 2.06%
$   1,400,000   EAST ALABAMA HEALTH CARE AUTHORITY SERIES B (HOSPITAL
                REVENUE)                                                         4.75%     09/01/2013   $    1,365,140
    2,500,000   EAST ALABAMA HEALTH CARE AUTHORITY SERIES B (HOSPITAL
                REVENUE)+/-ss                                                    5.00      09/01/2033        2,466,825
    1,000,000   JEFFERSON COUNTY AL SCHOOL WARRANTS (LEASE REVENUE, FIRST
                SECURITY BANK LOC)                                               5.20      02/15/2012          882,490
    3,480,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                BANK LOC)                                                        5.25      02/01/2016        2,581,534
    3,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                BARRY SERIES C (POWER REVENUE)+/-ss                              5.00      06/01/2034        3,093,030
                                                                                                            10,389,019
                                                                                                        --------------
ALASKA: 0.88%
      350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                REVENUE LOC)                                                     6.00      07/01/2015          384,087
    2,450,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES A (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                          0.99      04/01/2034        2,401,000
    1,650,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                          0.99      04/01/2034        1,617,000
       55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED                                  4.80      06/01/2011           59,406
                                                                                                             4,461,493
                                                                                                        --------------
ARIZONA: 4.02%
      250,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDED (HOSPITAL REVENUE)SS               5.25      02/15/2013          269,938
    4,875,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)+/-ss                        1.42      02/01/2042        3,845,156
      215,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           5.10      07/15/2013          196,228
      230,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           5.20      07/15/2014          206,092
      125,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           5.25      07/15/2015          108,869
      200,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           5.38      07/15/2016          170,606
      200,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           5.45      07/15/2017          165,666
    1,000,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           5.90      07/15/2022          755,340
      950,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                LIEN (WATER REVENUE)                                             4.75      10/01/2032          867,160
    3,000,000   GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT
                DISTRICT (SPECIAL TAX REVENUE, AMBAC INSURED)                    5.25      01/01/2020        2,929,950
      915,000   PINAL COUNTY AZ ELECTRIC DISTRICT # 4 (ELECTRIC REVENUE)         4.75      12/01/2015          806,271
      250,000   PINAL COUNTY AZ ELECTRIC DISTRICT # 4 (ELECTRIC REVENUE)         5.25      12/01/2018          215,185
    2,000,000   SALT RIVER PROJECT AGRICULTURAL IMPROVEMENT & POWER DISTRICT
                SERIES A (ELECTRIC REVENUE)                                      5.00      01/01/2024        2,086,120
    3,950,000   SCOTTSDALE AZ IDA SCOTTSDALE HEALTHCARE-SERIES A (HOSPITAL
                REVENUE)                                                         5.00      09/01/2018        3,803,337
      245,000   SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES
                DISTRICT AZ (PROPERTY TAX REVENUE)++                             5.35      07/15/2017          201,495
      250,000   SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES
                DISTRICT AZ (PROPERTY TAX REVENUE)++                             5.75      07/15/2022          185,978
    3,360,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                                    4.70      04/01/2022        2,596,608
      625,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (OTHER REVENUE)     4.85      07/15/2014          576,350
      325,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (OTHER REVENUE)     6.00      07/15/2013          319,082
                                                                                                            20,305,431
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
ARKANSAS: 0.30%
$   1,530,000   ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XCLA
                INSURED)                                                         4.25%     03/01/2031   $    1,538,522
                                                                                                        --------------
CALIFORNIA: 7.47%
    5,590,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                (TRANSPORTATION REVENUE)##                                       5.81      10/01/2018        3,245,778
    4,815,000   ALHAMBRA CA POLICE FACILITIES (LEASE REVENUE, AMBAC INSURED)     6.75      09/01/2023        5,546,495
    1,500,000   CALIFORNIA STATE DWR (WATER REVENUE)                             5.00      05/01/2021        1,543,740
    1,865,000   CALIFORNIA STATE DWR SERIES AF (WATER REVENUE)                   5.00      12/01/2021        2,031,153
    4,200,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B
                (HOSPITAL REVENUE, BHAC CREDIT)+/-ss                             1.74      04/01/2036        2,357,250
    1,800,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                PROJECT # 2 (OTHER REVENUE)                                      4.45      10/01/2011        1,730,394
    1,900,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL
                ROAD REVENUE)                                                    5.25      07/15/2010        1,856,186
    1,075,000   HACIENDA LA PUENTE USD CA (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                         5.00      08/01/2019        1,109,626
    1,785,000   LOS ANGELES CA USD SERIES A-2 (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                         5.00      07/01/2020        1,870,662
    1,315,000   NEVADA CA (LEASE REVENUE, MBIA INSURED)                          5.25      10/01/2019        1,255,233
    2,000,000   NORTHERN CA GAS AUTHORITY # 1 (OTHER REVENUE)+/-ss               1.56      07/01/2017        1,140,000
    5,500,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss           1.57      07/01/2019        2,915,000
      500,000   RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY EISENHOWER
                MEDICAL CENTER SERIES B (HOSPITAL REVENUE, MBIA INSURED)         4.88      07/01/2022          435,355
    5,000,000   SAN DIEGO USD CA ELECTION 1998 SERIES E 2 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                5.50      07/01/2027        5,284,200
    2,750,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT ELECTION
                2004 CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)##                                       3.96      08/01/2018        1,907,510
      225,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)++                                                       4.50      03/01/2011          212,621
    1,205,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY (AIRPORT REVENUE)        5.25      12/01/2017        1,098,068
      100,000   SOUTHERN CA PUBLIC POWER AUTHORITY                               6.75      07/01/2013          117,560
    2,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY SOUTHERN TRANSMISSION
                PROJECT SERIES S (ELECTRIC REVENUE)                              5.75      07/01/2024        2,108,320
                                                                                                            37,765,151
                                                                                                        --------------
COLORADO: 1.71%
    1,500,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2 (OTHER
                REVENUE, MBIA INSURED)+/-ss                                      5.00      09/01/2039        1,512,120
    1,370,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                REVENUE)                                                         5.50      10/01/2017        1,157,157
    1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                INITIATIVES SERIES D (HFFA REVENUE)+/-ss                         5.25      10/01/2038        1,040,640
    7,375,000   DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B (HCFR)+/- SS      1.95      12/01/2033        2,728,750
    1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2 (OTHER REVENUE,
                MBIA INSURED)+/-ss                                               5.00      09/01/2039          999,290
    1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D2 (OTHER REVENUE,
                MBIA INSURED)+/-ss                                               5.00      09/01/2039          999,250
      250,000   NORTH RANGE METRO DISTRICT # 1 CO (PROPERTY TAX REVENUE, ACA
                INSURED)                                                         5.00      12/15/2015          189,835
                                                                                                             8,627,042
                                                                                                        --------------
FLORIDA: 9.49%
    1,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                  4.80      11/01/2012          751,997
    1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)                        5.50      08/15/2014        1,545,720

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
FLORIDA (continued)
$   1,325,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                  5.13%     05/01/2016   $      824,508
    1,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE,
                MBIA INSURED)                                                    5.00      07/01/2017        1,048,120
    2,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (OTHER REVENUE,
                MBIA INSURED)                                                    5.25      01/01/2018        2,065,100
    2,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES D (PROPERTY TAX
                REVENUE)                                                         5.00      06/01/2021        2,098,140
      515,000   FLORIDA STATE JACKSONVILLE TRANSPORTATION AUTHORITY (TAX
                REVENUE)                                                         9.20      01/01/2015          642,025
    1,650,000   GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                     5.00      12/01/2020        1,520,261
      750,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                REVENUE LOC)                                                     4.75      12/01/2015          779,078
      500,000   GULF BREEZE FL REVENUE PUTTABLE (GO STATES, TERRITORIES LOC,
                FGIC INSURED)SS                                                  5.50      12/01/2015          501,040
    4,930,000   HILLSBOROUGH COUNTY FL IDA (OTHER REVENUE, AMBAC
                INSURED)+/-ss                                                    5.00      12/01/2034        4,954,749
      860,000   HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES UNIVERSITY
                COMMUNITY HOSPITAL SERIES A (HCFR)                               5.63      08/15/2029          637,630
    2,755,000   HILLSBOROUGH COUNTY SCHOOL BOARD (LEASE REVENUE, MBIA INSURED)   5.25      07/01/2017        2,946,831
    3,000,000   JEA FLORIDA SUB-SERIES B (ELECTRIC REVENUE)                      5.00      10/01/2019        3,062,190
    1,000,000   MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
                UNIVERSITY OF MIAMI SERIES A (COLLEGE & UNIVERSITY REVENUE)      5.25      04/01/2016        1,057,830
    2,825,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
                CHILDRENS SERIES A (HOSPITAL REVENUE, MBIA INSURED)+/-ss         4.55      08/01/2046        2,815,621
      660,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                FGIC INSURED)                                                    5.00      05/01/2016          687,931
    2,950,000   MIAMI DADE COUNTY FLORIDA SERIES C (WATER REVENUE, BHAC
                CREDIT)                                                          5.00      10/01/2024        3,009,266
    1,165,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                CENTER PROJECT (HOSPITAL REVENUE)                                4.75      10/01/2013        1,142,609
    1,080,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                CENTER PROJECT (HOSPITAL REVENUE)                                5.00      10/01/2015        1,041,962
    1,310,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                CENTER PROJECT (HOSPITAL REVENUE)                                5.25      10/01/2017        1,252,871
    3,605,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                PUTTABLE (HOUSING REVENUE, FNMA)SS                               5.05      08/01/2033        3,793,289
    1,250,000   PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT SERIES
                C (OTHER REVENUE, XLCA INSURED)                                  5.00      11/01/2017        1,374,900
    3,200,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE PROJECT
                SERIES A (OTHER REVENUE, AMBAC INSURED)+/-ss                     5.35      03/15/2042        3,159,360
    2,000,000   SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
                TERRITORIES)++                                                   5.75      10/01/2022        1,530,080
    1,000,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
                REVENUE, MBIA INSURED)                                           5.00      05/01/2011        1,037,000
    2,500,000   UNIVERSITY OF NORTH FLORIDA FINANCE CORPORATION HOUSING
                PROJECT (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)             5.00      11/01/2016        2,707,275
                                                                                                            47,987,383
                                                                                                        --------------
GEORGIA: 1.24%
    1,000,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST
                HEALTHCARE SYSTEMS PROJECT (HCFR)                                6.25      10/01/2018        1,170,840
       10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS      6.50      01/01/2017           12,029
      690,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                (ELECTRIC REVENUE LOC, MBIA INSURED)                             6.50      01/01/2017          784,944
    3,000,000   GWINNETT COUNTY GA DEVELOPMENT AUTHORITY PUBLIC SCHOOLS
                PROJECT (LEASE REVENUE, MBIA INSURED)                            5.25      01/01/2020        3,355,470
    1,000,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                         5.00      09/15/2010          946,450
                                                                                                             6,269,733
                                                                                                        --------------
GUAM: 0.58%
    2,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)     5.00      10/01/2017        1,999,952

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
GUAM (continued)
$   1,000,000   GUAM EDUCATION FINANCING FOUNDATION GUAM PUBLIC SCHOOLS
                FACILITIES PROJECT SERIES A (LEASE REVENUE)                      5.00%     10/01/2015   $      940,670
                                                                                                             2,940,622
                                                                                                        --------------
ILLINOIS: 7.48%
      195,000   AURORA IL SERIES B                                               4.90      12/30/2011          182,021
    1,000,000   CHAMPAIGN COLES ET AL COUNTIES COMMUNITY COLLEGE DISTRICT #
                505 (PROPERTY TAX REVENUE, ASSURED GUARANTY)                     5.00      12/01/2021        1,044,050
   10,515,000   CHICAGO IL BOARD OF EDUCATION CAPITAL APPRECIATION-SCHOOL
                REFORM SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##           5.28      12/01/2022        5,159,500
      555,000   CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE, MBIA
                INSURED)SS                                                       3.01      01/01/2016          597,574
    3,180,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE)               5.00      01/01/2024        3,243,727
      580,000   EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
                UNIVERSITY REVENUE, MBIA INSURED)                                7.00      01/01/2019          529,441
    1,075,000   HAMPSHIRE IL SPECIAL SERVICE AREA # 19 CROWN DEVELOPMENT
                PRAIRIE RIDGE EAST B (SPECIAL TAX REVENUE)                       5.63      03/01/2022          648,956
      800,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                        5.50      12/01/2027          741,832
    1,905,000   HUNTLEY IL SPECIAL SERVICE AREA # 9 (SPECIAL TAX REVENUE,
                GUARANTEE AGREEMENT)                                             4.60      03/01/2017        1,996,535
    1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY
                TAX REVENUE, XLCA)                                               5.00      11/15/2013        1,763,254
    1,570,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                          4.90      07/01/2013        1,500,245
    2,020,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                          4.95      07/01/2014        1,896,073
    3,645,000   ILLINOIS FINANCING AUTHORITY CHILDREN'S MEMORIAL HOSPITAL
                SERIES B (HOSPITAL REVENUE)                                      5.25      08/15/2016        3,735,396
    1,150,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                HOSPITAL (HOSPITAL REVENUE)                                      5.50      10/01/2011        1,184,857
      580,000   ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
                SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)             7.60      02/15/2019          730,667
      620,000   ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)     10.00      01/01/2015          781,832
    1,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
                APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##     4.82      12/01/2016          694,040
    1,200,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
                WASTE REVENUE, MBIA INSURED)                                     5.00      05/01/2013        1,300,392
    1,225,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)      5.00      03/01/2025          883,348
      455,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                REVENUE, FGIC INSURED)                                           9.00      12/01/2017          618,118
      535,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                REVENUE, FGIC INSURED)                                           9.00      12/01/2018          734,528
    2,805,000   VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER
                REVENUE)                                                         4.75      12/30/2017        2,277,099
    9,730,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT # 201-U FGIC
                INSURED (GO - SCHOOL DISTRICTS LOC)##                            5.90      11/01/2018        5,571,203
                                                                                                            37,814,688
                                                                                                        --------------
INDIANA: 2.85%
    1,000,000   FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)     5.00      02/01/2020        1,039,230
      100,000   HAMMOND IN MULTI-SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                (LEASE REVENUE, FGIC INSURED)                                    5.00      07/15/2014          110,152
    1,050,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH SERIES A (OTHER
                REVENUE)                                                         5.00      02/01/2016        1,076,051
    1,340,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH SERIES A (OTHER
                REVENUE)                                                         5.00      08/01/2016        1,375,054
    1,000,000   INDIANA BOND BANK HENDRICKS REGULATORY HEALTH SERIES A
                (OTHER REVENUE, GENERAL OBLIGATION OF INSTITUTION)               4.00      08/01/2017          953,070
    6,120,000   INDIANA FINANCE AUTHORITY SISTERS ST.FRANCIS HEALTH (HCFR)       5.00      11/01/2019        6,001,578
    1,950,000   JASPER COUNTY IN NORTHERN SERIES A (PCR, MBIA INSURED)           5.60      11/01/2016        1,912,794

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
INDIANA (continued)
$     980,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES
                C (OTHER REVENUE)                                                4.25%     08/15/2017   $      958,342
      345,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                REVENUE, CIFG INSURED)                                           4.00      01/15/2015          332,646
      350,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                REVENUE, CIFG INSURED)                                           4.00      01/15/2016          329,210
      360,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                REVENUE, CIFG INSURED)                                           4.00      07/15/2016          336,373
                                                                                                            14,424,500
                                                                                                        --------------
IOWA: 1.46%
      225,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                (HFFA REVENUE LOC, AMBAC INSURED)                                5.25      08/15/2015          237,258
    2,500,000   IOWA FINANCE AUTHORITY INTERSTATE POWER (POLLUTION CONTROL
                REVENUE, FGIC INSURED)                                           5.00      07/01/2014        2,533,200
    3,560,000   IOWA FINANCE AUTHORITY REFUNDED CARE INITIATIVES PROJECT
                PREREFUNDED (HCFR)SS                                             9.25      07/01/2025        4,200,408
      385,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)       5.50      06/01/2012          420,301
                                                                                                             7,391,167
                                                                                                        --------------
KANSAS: 2.61%
    6,200,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                REVENUE, XLCA INSURED)+/-ss                                      5.25      12/01/2023        6,233,294
      280,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX ALLOCATION REVENUE)                                 5.00      09/01/2013          257,821
      305,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX ALLOCATION REVENUE)                                 5.00      09/01/2014          274,939
      100,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                HARTFORD (HCFR LOC)                                              6.13      04/01/2012           97,015
      650,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE)+/-ss                                                    4.13      09/01/2037          663,403
      235,000   OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER
                CONVENTION SERIES A (OTHER REVENUE, AMBAC INSURED)               4.00      01/01/2011          233,616
      300,000   OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER
                CONVENTION SERIES B (OTHER REVENUE, AMBAC INSURED)               4.00      01/01/2011          298,233
    1,460,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST
                PROJECT (OTHER REVENUE)                                          4.88      10/01/2028          911,536
    5,000,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                SECOND LIEN AREA B (SALES TAX REVENUE)                           5.00      12/01/2020        4,221,750
                                                                                                            13,191,607
                                                                                                        --------------
KENTUCKY: 0.70%
    6,175,000   KENTUCKY ASSET LIABILITY COMMISSION SERIES B (OTHER REVENUE,
                FGIC INSURED)+/-ss                                               1.33      11/01/2025        3,558,344
                                                                                                        --------------
LOUISIANA: 3.56%
      500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT # 001 WEST
                JEFFERSON MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK
                LOC)                                                             5.25      01/01/2013          505,550
    2,550,000   LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
                (MFHR, GNMA)                                                     6.70      01/20/2040        2,683,059
    1,000,000   LOUISIANA CORRECTIONAL FACILITIES CORPORATION (LEASE
                REVENUE, AMBAC INSURED)                                          5.00      09/01/2019        1,054,550
      200,000   LOUISIANA PFA ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CFIG
                INSURED)                                                         5.00      07/01/2014          200,488
      115,000   LOUISIANA PFA ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CFIG
                INSURED)                                                         5.00      07/01/2015          114,382
      100,000   LOUISIANA PFA ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CFIG
                INSURED)                                                         5.00      07/01/2016           98,353

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
LOUISIANA (continued)
$     150,000   LOUISIANA PFA ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CFIG
                INSURED)                                                         5.00%     07/01/2017   $      145,260
      505,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     4.00      07/01/2015          463,595
      170,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     4.13      07/01/2016          152,907
       55,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     4.25      07/01/2017           48,410
    1,250,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     5.00      07/01/2022        1,083,500
      490,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     5.00      07/01/2016          471,081
      300,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     5.00      07/01/2019          258,972
      500,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     5.00      07/01/2020          424,010
      100,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                     5.00      07/01/2022           86,680
      100,000   LOUISIANA PFA GRAMBLING UNIVERSITY PROJECT BLACK & GOLD
                FACILITIES PROJECT SERIES A (HEFAR, CIFG INSURED)                5.00      07/01/2014           98,565
    2,320,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (OTHER REVENUE, AMBAC INSURED)                          5.25      06/01/2013        2,303,412
      800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
                INSURED)                                                         5.38      06/01/2016          838,872
    1,350,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)              5.50      12/01/2016        1,322,406
      925,000   NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                     5.00      06/01/2012          855,153
      730,000   NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                     5.00      06/01/2016          612,550
    1,365,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                         5.00      12/01/2016        1,300,258
    1,345,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                         5.00      12/01/2017        1,259,081
      740,000   NEW ORLEANS LA SEWER SERVICE                                     5.50      06/01/2020          566,292
    1,000,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                RAILWAY INCORPORATED (OTHER REVENUE, MBIA INSURED)               5.25      08/15/2013        1,074,340
                                                                                                            18,021,726
                                                                                                        --------------
MASSACHUSETTS: 0.83%
    2,650,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER
                REVENUE)+/-ss                                                    1.24      11/01/2018        1,858,313
    3,000,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER
                REVENUE)+/-ss                                                    1.24      11/01/2020        2,313,750
                                                                                                             4,172,063
                                                                                                        --------------
MICHIGAN: 5.55%
    4,235,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                REVENUE)                                                         5.00      04/01/2015        3,554,732
    3,130,000   DETROIT MI SERIES A (SEWER REVENUE, FIRST SECURITY BANK LOC)     5.50      07/01/2017        3,347,942
    1,000,000   DETROIT MI SERIES A (WATER REVENUE, FIRST SECURITY BANK LOC)     5.00      07/01/2015        1,049,120
    5,000,000   DETROIT MICHIGAN SERIES A-1 (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                         5.00      04/01/2019        4,103,850
      500,000   EATON RAPIDS MICHIGAN PUBLIC SCHOOLS (PROPERTY TAX REVENUE,
                ASSURED GUARANTY)                                                4.00      05/01/2019          485,425
      635,000   EATON RAPIDS MICHIGAN PUBLIC SCHOOLS (PROPERTY TAX REVENUE,
                ASSURED GUARANTY)                                                4.00      05/01/2020          606,603
      725,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                         5.00      10/01/2017          608,536
    2,270,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                         5.38      10/01/2022        1,730,784
      435,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                         5.50      10/01/2027          308,106
    1,685,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                OBLIGATION CHANDLER PARK ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                         5.60      11/01/2018        1,447,078
    1,200,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)       6.25      10/01/2023          919,644
      445,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM PREREFUNDED
                (PCR)SS                                                          6.25      11/01/2012          472,501
    2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
                (HOSPITAL REVENUE)                                               5.25      11/01/2015        2,117,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MICHIGAN (continued)
$   2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY
                HEALTH (HOSPITAL REVENUE)+/-ss                                   6.00%     12/01/2034   $    2,173,840
    2,755,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY GREENWOOD VILLA
                PROJECT (HOUSING REVENUE, FIRST SECURITY BANK LOC)               4.75      09/15/2017        2,960,523
    1,540,000   WEST BLOOMFIELD SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                GUARANTEE AGREEMENT)                                             5.00      05/01/2016        1,672,702
      500,000   WYANDOTTE MICHIGAN SERIES A (ELECTRIC REVENUE, ASSURED
                GUARANTY)                                                        4.00      10/01/2016          505,335
                                                                                                            28,064,301
                                                                                                        --------------
MINNESOTA: 2.56%
    4,850,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)                   8.50      09/01/2019        5,282,669
    5,255,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SUB SERIES B (AIRPORT REVENUE, FGIC INSURED)                     5.00      01/01/2018        5,573,138
      185,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION             10.00      06/01/2013          218,080
    1,365,000   NORTHERN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC PLANT
                REVENUE, ASSURED GUARANTY)                                       5.00      01/01/2016        1,450,777
      500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                (LEASE REVENUE)                                                  5.50      09/01/2018          414,585
                                                                                                            12,939,249
                                                                                                        --------------
MISSISSIPPI: 0.10%
      505,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MUNICIPAL
                ENERGY AGENCY POWER SUPPLY PROJECT SERIES A (ELECTRIC
                REVENUE, XLCA COMPANY INSURED)                                   5.00      03/01/2013          512,237
                                                                                                        --------------
MISSOURI: 1.53%
    1,000,000   CASS COUNTY MO (HOSPITAL REVENUE)                                5.00      05/01/2016          814,180
      580,000   CASS COUNTY MO (HOSPITAL REVENUE)                                5.00      05/01/2017          458,647
      830,000   CASS COUNTY MO (HOSPITAL REVENUE)                                5.50      05/01/2013          762,363
    1,500,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                4.00      04/15/2026        1,518,135
    1,755,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                INCREMENTAL REVENUE)                                             4.50      04/01/2021        1,481,904
      475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION               5.25      12/01/2014          433,086
    1,905,000   MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT PROJECT
                SERIES A (TAX INCREMENTAL REVENUE)                               5.50      09/01/2018        1,601,762
      100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)            4.50      09/01/2011          102,288
      145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)            4.50      09/01/2013          148,181
      170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)            4.50      09/01/2014          171,540
      225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)            4.55      09/01/2016          221,558
                                                                                                             7,713,644
                                                                                                        --------------
NEBRASKA: 0.93%
    4,140,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (OTHER
                REVENUE)                                                         5.00      12/01/2012        3,727,201
      500,000   MUNICIPAL ENERGY AGENCY SERIES A (ELECTRIC REVENUE)              5.00      04/01/2019          555,155
      420,000   O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)     6.25      09/01/2012          432,734
                                                                                                             4,715,090
                                                                                                        --------------
NEVADA: 3.51%
    3,000,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A
                (AIRPORT REVENUE)                                                5.00      07/01/2016        3,245,850
    1,850,000   CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                               5.50      06/15/2014        2,084,007
    2,950,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX
                REVENUE)                                                         5.00      06/15/2017        3,067,528
    1,000,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX
                REVENUE)                                                         5.00      06/15/2019        1,013,930
      940,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT # 121A (STATE &
                LOCAL GOVERNMENTS, AMBAC INSURED)                                4.25      12/01/2013          852,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
NEVADA (continued)
$   1,830,000   COUNTY OF CLARK NV SERIES B (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                               5.00%     06/01/2014   $    1,989,009
      770,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                AMBAC INSURED)                                                   5.25      06/01/2014          770,562
      875,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                AMBAC INSURED)                                                   5.25      06/01/2015          868,805
    1,275,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                AMBAC INSURED)                                                   5.50      06/01/2016        1,266,190
    1,375,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                AMBAC INSURED)                                                   5.50      06/01/2017        1,348,078
    1,330,000   RENO-SPARKS INDIAN COLONY NEVADA GOVERNMENTAL (STATE & LOCAL
                GOVERNMENTS, US BANK NA LOC)                                     5.00      06/01/2021        1,250,107
                                                                                                            17,756,496
                                                                                                        --------------
NEW HAMPSHIRE: 0.20%
    1,000,000   NEW HAMPSHIRE HEFA EXETER PROJECT (HOSPITAL REVENUE)             6.00      10/01/2016        1,023,080
                                                                                                        --------------
NEW JERSEY: 1.74%
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                         5.00      06/15/2012          981,390
    3,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                         5.63      06/15/2018        2,639,520
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX
                REVENUE)                                                         5.63      06/15/2019          853,770
      450,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                (EXCISE TAX REVENUE)                                             5.50      06/15/2016          409,172
    1,900,000   NEW JERSEY EQUIPMENT LEASE PURCHASE SERIES A (LEASE REVENUE)     5.00      06/15/2014        2,046,642
    1,755,000   NEW JERSEY SPORTS & EXPOSITION AUTHORITY (RECREATIONAL
                FACILITIES REVENUE, MBIA INSURED)                                5.50      03/01/2022        1,847,945
                                                                                                             8,778,439
                                                                                                        --------------
NEW MEXICO: 0.29%
    1,635,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                        5.50      04/01/2013        1,472,857
                                                                                                        --------------
NEW YORK: 3.39%
    1,090,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)+/-ss         4.25      11/01/2037        1,073,715
      820,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                (HFFA REVENUE)                                                   4.75      12/01/2014          729,529
    2,725,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES B-2 (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-ss(m)(n)                     0.78      11/01/2022        2,725,000
    2,900,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK SUB-SERIES
                E-1 (TRANSPORTATION REVENUE, FORTIS BANQUE LOC)+/-ss             5.00      11/01/2035        2,900,000
       55,000   NASSAU COUNTY NY IDA                                             6.88      07/01/2010           57,262
      275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                (IDR, CITIBANK NA LOC)                                           4.50      11/01/2015          302,506
      605,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A                                             5.00      12/01/2016          505,768
      400,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-ss       5.25      02/01/2029          414,252
      375,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR
                LOC)                                                             6.00      08/15/2015          399,761
    3,685,000   NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES
                B (HOSPITAL REVENUE)+/-ss                                        1.51      05/01/2018        2,584,106
      880,000   NEW YORK STATE DORMITORY AUTHORITY MONTEFIORE MEDICAL
                CENTER-FHA INSURED (COLLEGE & UNIVERSITY REVENUE, FGIC
                INSURED)                                                         5.00      02/01/2014          943,369
    1,000,000   NEW YORK STATE THRUWAY AUTHORITY SERIES A-1 (TOLL ROAD
                REVENUE)                                                         4.50      04/01/2015        1,074,980
    1,625,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY
                SERIES A (OTHER REVENUE)++                                       5.25      12/01/2016        1,265,111
      100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B             4.00      06/01/2012          102,813
    1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C           5.50      06/01/2019        1,017,540
    1,000,000   UPPER MOHAWK VALLEY NY REGIONAL WATER FINANCE AUTHORITY
                SERIES A (WATER REVENUE, ASSURED GUARANTY)                       5.00      04/01/2018        1,061,370
                                                                                                            17,157,082
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
NORTH CAROLINA: 0.57%
$   1,200,000   CHARLOTTE NC SERIES B (AIRPORT REVENUE)                          4.00%     07/01/2016   $    1,193,964
    1,600,000   NASH NC HEALTH CARE SYSTEM (HOSPITAL REVENUE, FIRST SECURITY
                BANK LOC)                                                        5.00      11/01/2014        1,667,344
                                                                                                             2,861,308
                                                                                                        --------------
NORTH DAKOTA: 0.19%
      850,000   MERCER COUNTY ND ANTELOPE VALLEY STATION  (ELECTRIC REVENUE
                LOC)                                                             7.20      06/30/2013          944,333
                                                                                                        --------------
OHIO: 1.16%
      500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                SYSTEMS (HCFR)                                                   5.00      01/01/2014          491,470
    1,690,000   CINCINNATI CITY SCHOOL DISTRICT SCHOOL IMPROVEMENT PROJECT
                (LEASE REVENUE, FIRST SECURITY BANK LOC)                         5.00      12/15/2022        1,761,504
    1,620,000   CINCINNATI CITY SCHOOL DISTRICT SCHOOL IMPROVEMENT PROJECT
                (LEASE REVENUE, FIRST SECURITY BANK LOC)                         5.00      12/15/2023        1,678,660
    1,025,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)           10.38      06/01/2013        1,164,790
      100,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                CLEVELAND CLINIC HEALTH SERIES A (HOSPITAL REVENUE)              5.00      01/01/2018          105,277
      950,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT
                SERIES A (OTHER REVENUE)                                         5.75      12/01/2027          669,836
                                                                                                             5,871,537
                                                                                                        --------------
OKLAHOMA: 1.14%
      900,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                      5.38      12/01/2017          775,485
    2,750,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                      6.00      12/01/2025        2,220,048
      400,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                           4.50      09/01/2016          404,260
      350,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                           5.00      09/01/2012          345,454
    1,890,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                           5.00      09/01/2013        1,833,168
      210,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC SCHOOL
                PROJECT (LEASE REVENUE)                                          4.25      09/01/2018          201,632
                                                                                                             5,780,047
                                                                                                        --------------
PENNSYLVANIA: 2.66%
      895,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                (IDR)                                                            5.65      12/15/2017          760,875
      520,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                (IDR)                                                            6.38      12/15/2037          362,461
      350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A           5.63      10/01/2015          320,761
    2,050,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)     6.10      07/01/2013        1,976,221
    2,900,000   DELAWARE VALLEY REGIONAL FINANCIAL AUTHORITY (OTHER REVENUE)     5.50      07/01/2012        3,150,908
    1,500,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                APPRECIATION LIMITED OBLIGATION SERIES C##                       5.04      12/15/2010        1,378,035
      565,000   MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER
                REVENUE, RADIAN INSURED)                                         4.70      08/01/2017          487,482
    1,035,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE
                REVENUE, FIRST SECURITY BANK LOC)                                5.25      05/01/2016        1,104,200
    1,320,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST
                PHILADELPHIA CHARTER HIGH SERIES A (IDR)                         5.30      08/15/2017        1,144,691
    1,345,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
                GUARANTEE AGREEMENT)                                             5.25      08/01/2016        1,447,825
    1,000,000   PHILADELPHIA PA TEMPLE UNIVERSITY HEALTH SYSTEMS SERIES B
                (HEFAR)                                                          5.00      07/01/2012          930,850
      320,000   ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER & SEWER
                REVENUE)                                                         6.90      05/15/2018          380,774
                                                                                                            13,445,083
                                                                                                        --------------
PUERTO RICO: 2.88%
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)      5.00      07/01/2018          883,450

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
PUERTO RICO (continued)
$   2,500,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY SENIORR LIEN SERIES A
                (WATER & SEWER REVENUE)                                          5.00%     07/01/2012   $    2,576,100
    1,500,000   PUERTO RICO COMMONWEALTH SERIES A (PROPERTY TAX REVENUE)         5.50      07/01/2018        1,376,235
    1,400,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC
                REVENUE, CIFG INSURED)                                           5.00      07/01/2013        1,399,622
    4,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-ss                           1.48      07/01/2029        1,750,000
    3,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC
                REVENUE)                                                         5.50      07/01/2021        3,251,780
    2,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY SUB-CAPITAL FUND
                MODERNIZATION (HOUSING REVENUE)                                  5.50      12/01/2017        2,155,180
    1,210,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                SERIES F (LEASE REVENUE, CIFG INSURED)                           5.25      07/01/2017        1,189,261
                                                                                                            14,581,628
                                                                                                        --------------
SOUTH CAROLINA: 2.26%
      400,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION SC
                CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)        5.00      12/01/2018          412,040
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                      10.01      01/01/2038          117,380
    1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                      10.11      01/01/2037          113,348
    1,130,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                      10.41      01/01/2032          112,311
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B (TOLL ROAD REVENUE)##                                  10.21      01/01/2035          153,960
      500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B (TOLL ROAD REVENUE)##                                  10.21      01/01/2036           34,845
      100,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B (TOLL ROAD REVENUE)##                                  10.41      01/01/2033            8,980
    1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                REVENUE, CIFG INSURED)                                           5.00      12/01/2020        1,019,580
      740,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
                (LEASE REVENUE, RADIAN INSURED)                                  6.00      12/01/2016          776,023
    1,465,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED
                (HCFR)SS                                                         8.00      03/01/2014        1,801,906
    2,030,000   NORTH CHARLESTON SC (TAX REVENUE, ASSURED GUARANTY)              5.00      12/01/2016        2,168,040
      500,000   PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B (ELECTRIC
                REVENUE, MBIA INSURED)                                           5.25      01/01/2011          501,200
    2,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)+/-ss                                   1.32      08/01/2039        1,840,000
    2,500,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (OTHER
                REVENUE)                                                         5.00      06/01/2018        2,387,700
                                                                                                            11,447,313
                                                                                                        --------------
SOUTH DAKOTA: 0.43%
      650,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)     6.00      01/01/2012          689,176
      500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                    5.25      05/01/2015          422,395
    1,000,000   SOUTH DAKOTA STATE HEFA SANFORD HEALTH (HCFR)                    5.00      11/01/2015        1,043,980
                                                                                                             2,155,551
                                                                                                        --------------
TENNESSEE: 1.78%
    6,040,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                HOSPITAL 1ST MORTGAGE SERIES B (HCFR, MBIA INSURED)              7.00      07/01/2020        6,931,685
      725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                BOARD LE BONHUER CHILDRENS MEDICAL CENTER SERIES D (HCFR,
                MBIA INSURED)                                                    5.50      08/15/2019          855,384
    1,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                REVENUE)                                                         5.00      09/01/2015        1,231,320
                                                                                                             9,018,389
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
TEXAS: 9.12%
$   6,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A          5.00%     08/15/2034   $    6,026,640
    1,805,000   AUSTIN TX AUSTIN WATER AND SEWER SERIES A (WATER &
                WASTEWATER AUTHORITY REVENUE)                                    4.00      11/15/2019        1,831,660
    1,640,000   EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                     5.25      02/15/2014        1,699,138
    1,000,000   GARZA COUNTY TX PUBIC FACILITIES CORPORATION                     5.25      10/01/2014        1,022,980
    1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (NURSING HOME
                REVENUE)                                                         5.50      10/01/2016        1,017,190
    6,750,000   GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS
                APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA)+/-ss        4.55      07/01/2034        7,049,970
    2,000,000   HARRIS COUNTY CULTURAL EDUCATION FACILITIES FINANCE
                CORPORATION METHODIST HOSPITAL SYSTEM SERIES B (HOSPITAL
                REVENUE)                                                         5.50      12/01/2018        2,115,060
    1,800,000   HOUSTON TX SERIES A (WATER & SEWER REVENUE, MBIA INSURED)        5.25      05/15/2023        1,825,686
    1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL
                REVENUE, AMBAC INSURED)                                          5.00      01/01/2020        1,503,791
    1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX
                UNITED REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST
                SECURITY BANK LOC)                                               5.00      09/01/2016        1,193,271
    5,000,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUT SERIES L2 (TOLL
                ROAD REVENUE)+/-ss                                               6.00      01/01/2038        5,278,700
    4,100,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E3
                (OTHER REVENUE)+/-ss                                             5.75      01/01/2038        4,205,493
    2,500,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES H
                (TOLL ROAD REVENUE)+/-ss                                         5.00      01/01/2042        2,556,375
      230,000   SACHSE TX (PROPERTY TAX REVENUE, ASSURED GUARANTY)               5.00      02/15/2025          230,858
      700,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                CORPORATION EDUCATIONAL FACILITY (HOSPITAL REVENUE)              5.00      08/15/2018          691,719
      735,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                SERIES C (UTILITIES REVENUE)+/-ss                                2.33      12/15/2026          470,400
    1,825,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                SERIES D (UTILITIES REVENUE)                                     5.63      12/15/2017        1,367,692
      425,000   TEXAS STATE PFA (OTHER REVENUE)                                  5.00      12/01/2012          405,922
      855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED EDUCATION
                SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)                   4.50      02/15/2016          706,606
      960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)       5.00      02/15/2018          748,426
      155,000   TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER REVENUE)        4.50      12/01/2009          154,199
      825,000   TOMBALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                REVENUE, PERMANENT SCHOOL FUND GUARANTEED)##                     3.22      02/15/2015          683,975
    2,600,000   UNIVERSITY OF HOUSTON TX (COLLEGE & UNIVERSITY REVENUE)          5.00      02/15/2024        2,693,756
      635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                     5.00      08/01/2016          640,658
                                                                                                            46,120,165
                                                                                                        --------------
UTAH: 1.17%
    3,700,000   INTERMOUNTAIN POWER AGENCY UT POWER SUPPLY REVENUE REFERENCE
                SERIES A   (ELECTRIC REVENUE LOC)                                5.00      07/01/2018        3,956,928
    1,000,000   UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A (EDUCATIONAL
                FACILITIES REVENUE)                                              5.35      07/15/2017          838,300
      500,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A (EDUCATIONAL
                FACILITIES REVENUE)++                                            5.45      06/15/2017          422,685
    1,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++                                            6.38      06/01/2037          691,040
                                                                                                             5,908,953
                                                                                                        --------------
VIRGIN ISLANDS: 0.19%
    1,000,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                        5.50      10/01/2014          964,280
                                                                                                        --------------
VIRGINIA: 0.94%
    1,800,000   MARQUIS CDA VA (OTHER REVENUE)                                   5.63      09/01/2018        1,460,970
      750,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
                REVENUE)                                                         5.10      03/01/2021          601,838

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
VIRGINIA (continued)
$      55,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                      5.00%     06/01/2013   $       56,578
      210,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                      5.00      06/01/2015          211,058
      100,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
                (HOUSING REVENUE LOC)                                            4.50      07/01/2010          102,855
    1,100,000   WATKINS CENTRE CDA VA (OTHER REVENUE)                            5.40      03/01/2020          850,597
    1,800,000   WHITE OAK VILLAGE VA SHOPS CDA (SPECIAL TAX REVENUE)             5.30      03/01/2017        1,476,432
                                                                                                             4,760,328
                                                                                                        --------------
WASHINGTON: 2.27%
    2,000,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01
                (SPECIAL TAX REVENUE)                                            5.00      08/01/2011        1,929,980
    2,225,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                (OTHER REVENUE, ACA INSURED)                                     5.80      12/01/2015        1,578,994
      275,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT # 3 SERIES A        6.00      06/01/2010          272,239
    1,400,000   TES PROPERTIES WASHINGTON (LEASE REVENUE)                        5.50      12/01/2029        1,377,810
      500,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                     5.50      06/01/2012          486,400
    3,600,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                     6.50      06/01/2026        3,267,036
    2,035,000   WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)              5.00      02/15/2027        1,551,626
    1,055,000   WASHINGTON STATE HEFAR REF-PACIFIC LUTHERAN UNIVERSITY
                (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)                   5.00      11/01/2014        1,011,302
                                                                                                            11,475,387
                                                                                                        --------------
WEST VIRGINIA: 0.38%
    2,000,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY APPALACHIAN
                POWER COMPANY-AMOS-C (PCR)                                       4.85      05/01/2019        1,922,160
                                                                                                        --------------
WISCONSIN: 3.33%
      565,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)                         5.00      06/01/2009          568,435
    2,760,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)SS                       6.00      06/01/2017        3,079,028
   11,000,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)SS                       6.13      06/01/2027       11,888,140
       70,000   ST. CROIX FALLS WI CDA                                           4.20      12/01/2009           70,613
       75,000   ST. CROIX FALLS WI CDA                                           4.40      12/01/2010           76,616
      890,000   WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                      4.75      07/01/2015          904,839
       20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E      4.00      05/01/2013           20,802
      210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E      4.15      05/01/2015          215,758
                                                                                                            16,824,231
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $522,721,925)                                                          493,071,659

   SHARES
-------------
SHORT-TERM INVESTMENTS: 0.89%
MUTUAL FUNDS: 0.89%
    4,471,174   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
                TRUST~+++                                                                                    4,471,174
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,471,174)                                                               4,471,174
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $527,193,099)*                                                            98.40%                  $  497,542,833
OTHER ASSETS AND LIABILITIES, NET                                                1.60                        8,098,122
                                                                               ------                   --------------
TOTAL NET ASSETS                                                               100.00%                  $  505,640,955
                                                                               ------                   --------------

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,471,174.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $527,193,099 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  6,719,315
GROSS UNREALIZED DEPRECIATION                 (36,369,581)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(29,650,266)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 102.18%
ALABAMA: 0.74%
$     800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES
                A (WATER REVENUE, AMBAC INSURED)                                  4.85%    08/15/2022   $      789,888
      775,000   JEFFERSON COUNTY AL SERIES A-FSA CREDIT (SALES TAX REVENUE,
                FIRST SECURITY BANK LOC)                                          5.25     01/01/2018          597,703
      910,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                BANK LOC)                                                         5.25     02/01/2015          702,538
    2,860,000   JEFFERSON COUNTY AL SERIES B8 (WATER & SEWER REVENUE, FIRST
                SECURITY BANK LOC)                                                5.25     02/01/2014        2,266,035
                                                                                                             4,356,164
                                                                                                        --------------
ALASKA: 1.36%
    4,900,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES A (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                           0.99     04/01/2034        4,802,000
    3,305,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                           0.99     04/01/2034        3,238,900
                                                                                                             8,040,900
                                                                                                        --------------
ARIZONA: 4.54%
    5,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A (HOSPITAL REVENUE)+/-ss                         1.57     02/01/2042        3,950,000
    4,045,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)+/-ss                         1.42     02/01/2042        3,190,494
    1,030,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                            5.90     07/15/2022          778,000
    1,000,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                SERIES B (PROPERTY TAX REVENUE)                                   6.20     07/15/2032          668,080
    4,750,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC EXPANSION PROJECT
                (OTHER REVENUE)                                                   8.00     05/01/2025        4,898,533
      215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE
                REVENUE, ACA INSURED)                                             5.63     07/01/2010          213,372
    1,700,000   PHOENIX AZ CIVIC IMPROVEMENT CORPORATION DISTRICT CAPITAL
                APPRECIATION-SERIES B (OTHER REVENUE, BHAC CREDIT)                5.28     07/01/2035        1,318,605
       35,000   PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA
                INSURED)                                                          5.30     04/01/2020           35,476
      880,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                                  5.60     12/01/2016          760,945
    2,000,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT (LEASE
                REVENUE)                                                          7.00     01/01/2038        1,473,500
      500,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                & SEWER REVENUE)                                                  5.45     12/01/2017          390,100
    1,620,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                & SEWER REVENUE)                                                  5.75     12/01/2032        1,001,614
    1,000,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                & WASTEWATER AUTHORITY REVENUE)                                   6.55     12/01/2037          677,210
      940,000   PIMA COUNTY AZ IDA SERIES A-1 (SFMR, GNMA INSURED)                6.20     11/01/2030          952,681
      425,000   PINAL COUNTY AZ ELECTRIC DISTRICT # 4 (ELECTRIC REVENUE)          6.00     12/01/2023          365,101
      615,000   PINAL COUNTY AZ ELECTRIC DISTRICT # 4 (ELECTRIC REVENUE)          6.00     12/01/2028          507,719
      265,000   SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES
                DISTRICT AZ (PROPERTY TAX REVENUE)++                              6.00     07/15/2027          183,984
      310,000   SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES
                DISTRICT AZ (PROPERTY TAX REVENUE)++                              6.05     07/15/2032          202,892
    2,440,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                                     4.70     04/01/2022        1,885,632
      725,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                                     4.90     04/01/2032          513,757
    2,960,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (OTHER REVENUE)      6.00     07/15/2013        2,906,098
                                                                                                            26,873,793
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA: 6.66%
$   2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION
                STUDENT LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY
                REVENUE, GUARANTEED STUDENT LOANS)                                7.85%    07/01/2025   $    2,219,575
    7,350,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                (TRANSPORTATION REVENUE)##                                        5.81     10/01/2018        4,267,704
    4,000,000   CALIFORNIA (OTHER REVENUE)                                        5.63     04/01/2026        4,004,560
    4,675,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B
                (HOSPITAL REVENUE, BHAC CREDIT)+/-ss                              1.74     04/01/2036        2,623,844
    1,900,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                PROJECT # 2 (OTHER REVENUE)                                       4.45     10/01/2011        1,826,527
    2,400,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY
                (TOLL ROAD REVENUE)                                               5.25     07/15/2010        2,344,656
    5,000,000   INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
                (OTHER REVENUE)##                                                10.57     06/01/2047           98,100
    2,000,000   LOS ANGELES CA USD SERIES A-2 (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                          5.00     07/01/2020        2,095,980
    1,000,000   MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)            6.50     03/15/2015        1,058,510
    7,660,000   NORTHERN CA GAS AUTHORITY # 1 (OTHER REVENUE)+/-ss                1.56     07/01/2017        4,366,200
    5,265,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss            1.59     07/01/2019        2,790,450
    5,310,000   OCEANSIDE CA UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION
                BONDS (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                  5.84     08/01/2023        2,327,798
      470,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)           5.75     12/01/2012          462,809
    1,450,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                PROJECT (TAX INCREMENTAL REVENUE LOC)                             5.50     05/01/2014        1,561,317
    2,025,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
                FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                  5.50     06/01/2037        1,685,570
      400,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)            5.63     09/01/2012          408,568
      400,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)++                                                        4.50     03/01/2011          377,992
    4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                (HEFAR, GUARANTEED STUDENT LOANS)                                 5.88     01/01/2018        4,278,649
      750,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX
                REVENUE, XLCA INSURED)                                            5.00     09/01/2026          615,368
                                                                                                            39,414,177
                                                                                                        --------------
COLORADO: 6.45%
    4,780,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                 6.00     10/01/2040        4,009,607
      499,000   AURARIA HIGHER EDUCATION CENTER COLORADO LAND AQUISITION
                PROJECT (LEASE REVENUE)                                           6.00     05/01/2024          492,643
      610,000   AURARIA HIGHER EDUCATION CENTER COLORADO LAND AQUISITION
                PROJECT (LEASE REVENUE)                                           6.00     05/01/2025          596,440
      688,000   AURARIA HIGHER EDUCATION CENTER COLORADO LAND AQUISITION
                PROJECT (LEASE REVENUE)                                           6.00     05/01/2027          657,301
    1,090,000   COLORADO ECFA CHARTER SCHOOL (EDUCATIONAL FACILITIES
                REVENUE)                                                          5.63     05/01/2040          845,055
    3,490,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++      6.13     12/15/2035        2,336,555
    1,170,000   COLORADO ECFA CHARTER SCHOOL CARBON VALLEY ACADEMY (LEASE
                REVENUE)                                                          5.63     12/01/2036          723,844
    1,595,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (ECFR)          5.75     07/01/2019        1,306,161
    1,500,000   COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A (EDUCATIONAL
                FACILITIES REVENUE)                                               7.00     08/01/2038        1,126,305
      500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                REVENUE)                                                          5.50     10/01/2017          422,320
      500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY SERIES A
                (OTHER REVENUE)                                                   7.25     10/01/2039          385,200
      125,000   COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE APARTMENT
                (EDUCATIONAL FACILITIES REVENUE)                                  5.50     06/01/2033          108,356
    2,165,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (ECFR)++        5.75     12/01/2037        1,359,750
      685,000   COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                       6.50     08/01/2031          705,646
      270,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                          7.10     04/01/2017          278,459
      860,000   COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK
                LOC)                                                              6.70     08/01/2017          911,729
      470,000   COLORADO HFA SERIES D2 (SFHR)                                     6.90     04/01/2029          497,443

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
COLORADO (continued)
$     500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
                (HOUSING REVENUE, FHA INSURED)                                    5.75%    10/01/2027   $      485,060
    3,000,000   DENVER CO CITY & COUNTY SPECIAL FACILITIES AIRPORT REVENUE
                UNITED AIR LINES PROJECT A (AIRPORT REVENUE)                      5.25     10/01/2032        1,343,310
    9,625,000   DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B (HCFR)+/-ss        1.95     12/01/2033        3,561,250
    4,080,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                LIEN SERIES B (TOLL ROAD REVENUE LOC)##                           6.77     09/01/2016        2,489,330
    5,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2 (OTHER REVENUE,
                MBIA INSURED)+/-ss                                                5.00     09/01/2039        5,496,095
    1,245,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D2 (OTHER REVENUE,
                MBIA INSURED)+/-ss                                                5.00     09/01/2039        1,244,066
    2,290,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
                (AIRPORT REVENUE)                                                 5.15     05/01/2017        1,643,258
      495,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT
                TERMINAL IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)           5.05     05/01/2015          384,031
      890,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT
                TERMINAL IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)           5.25     05/01/2020          596,238
      700,000   LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)      5.25     12/01/2017          591,339
    4,905,000   PUBLIC AUTHORITY FOR COLORADO ENERGY (UTILITIES REVENUE,
                MERRILL LYNCH CAPITAL SERVICES LOC)                               6.25     11/15/2028        3,565,984
                                                                                                            38,162,775
                                                                                                        --------------
DISTRICT OF COLUMBIA: 0.10%
      410,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                CORPORATION                                                       5.38     05/15/2010          409,565
      205,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                CORPORATION                                                       5.70     05/15/2012          200,640
                                                                                                               610,205
                                                                                                        --------------
FLORIDA: 5.25%
    3,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                   4.80     11/01/2012        2,059,817
    1,800,000   COLLIER COUNTY FL IDA NAPLES COMMUNITY HOSPITAL INCORPORATED
                PROJECT (HOSPITAL REVENUE, BANK OF AMERICA LOC)+/-ss              4.65     10/01/2034        1,595,952
    3,275,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                   5.13     05/01/2016        2,037,934
    1,400,000   FONTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT
                SERIES B (SPECIAL TAX REVENUE)                                    6.00     05/01/2015        1,097,838
      235,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                REVENUE LOC)                                                      4.75     12/01/2015          244,111
      990,000   HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES UNIVERSITY
                COMMUNITY HOSPITAL SERIES A (HCFR)                                5.63     08/15/2029          734,016
    2,400,000   LEE COUNTY FL (SOLID WASTE REVENUE, MBIA INSURED)                 5.63     10/01/2013        2,455,080
      700,000   MIAMI DADE COUNTY FL IDA AIRIS MIAMI II LLC PROJECT (IDR,
                AMBAC INSURED)                                                    6.00     10/15/2025          678,594
   11,015,000   MIAMI DADE COUNTY FL SUB-SERIES A (OTHER REVENUE, BHAC
                CREDIT)                                                           9.60     10/01/2030        7,762,050
    3,210,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                PUTTABLE (HOUSING REVENUE, FNMA)SS                                5.05     08/01/2033        3,377,658
    1,380,000   PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE, GNMA
                INSURED)                                                          4.85     04/01/2032        1,370,092
    4,800,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE PROJECT
                SERIES A (OTHER REVENUE, AMBAC INSURED)+/-ss                      5.35     03/15/2042        4,739,040
    3,800,000   SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
                TERRITORIES)++                                                    5.75     10/01/2022        2,907,152
                                                                                                            31,059,334
                                                                                                        --------------
GEORGIA: 3.08%
      465,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTH
                CARE SYSTEM PROJECT (HCFR)                                        6.38     10/01/2028          540,553
      450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                (ELECTRIC REVENUE LOC, MBIA INSURED)                              6.50     01/01/2017          511,920
        5,000   GEORGIA STATE SERIES B (OTHER REVENUE)                            6.25     03/01/2011            5,499
    7,500,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.00     03/15/2013        7,107,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
GEORGIA (continued)
$   1,500,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.00%    03/15/2014   $    1,386,645
    2,500,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.00     03/15/2022        1,955,775
    5,515,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B (ELECTRIC
                REVENUE)                                                          5.00     03/15/2012        4,921,255
    2,500,000   MARIETTA GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                (COLLEGE & UNIVERSITY REVENUE)                                    7.00     06/15/2039        1,815,775
                                                                                                            18,244,797
                                                                                                        --------------
GUAM: 0.04%
      280,000   GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
                GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
                FACILITIES REVENUE, ACA INSURED)                                  4.50     10/01/2026          199,522
       60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED
                SECURITIES SERIES A (HOUSING REVENUE, FHLMC INSURED)              5.75     09/01/2031           59,179
                                                                                                               258,701
                                                                                                        --------------
HAWAII: 0.01%
       70,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION
                SERIES A (HOUSING REVENUE, FNMA INSURED)                          5.75     07/01/2030           71,311
                                                                                                        --------------
IDAHO: 2.11%
    6,300,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC REVENUE)                 7.38     06/01/2040        6,691,923
    1,850,000   IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS CHARTER
                SCHOOL INCORPORATED SERIES A (OTHER REVENUE)                      6.50     12/01/2038        1,309,486
      500,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
                SERIES-A (OTHER REVENUE)                                          6.00     06/01/2038          354,530
    2,500,000   IDAHO HOUSING & FINANCE ASSOCIATION NORTH STAR CHARTER
                SCHOOL PROJECT SERIES A (OTHER REVENUE)                           9.50     07/01/2039        2,489,450
    1,500,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (OTHER REVENUE)      6.13     07/01/2038        1,065,180
      290,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES E-CL I (SFMR)          3.60     07/01/2033          268,905
      120,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING
                REVENUE, FHA INSURED)                                             6.15     01/01/2028          119,962
       95,000   IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                  6.35     07/01/2015           95,112
       50,000   IDAHO IHC HOSPITALS INCORPORATED (HCFR)                           6.65     02/15/2021           63,805
                                                                                                            12,458,353
                                                                                                        --------------
ILLINOIS: 6.25%
    2,740,000   AURORA IL SERIES B                                                5.85     12/30/2013        2,464,548
    1,000,000   AURORA IL TAX INCREMENT SERIES 3-B (TAX INCREMENTAL REVENUE)      6.50     12/30/2023          804,110
    1,900,000   CHICAGO IL BOARD OF EDUCATION SERIES C-1 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)+/-ss                            8.00     03/01/2031        1,900,000
      500,000   CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
                INSURED)                                                          6.13     06/01/2039          502,965
      246,000   DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
                (SPECIAL TAX REVENUE)                                             5.40     03/01/2016          206,480
    2,750,000   EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
                UNIVERSITY REVENUE, MBIA INSURED)                                 7.00     01/01/2019        2,510,283
      500,000   HAMPSHIRE IL SPECIAL SERVICE AREA # 19 CROWN DEVELOPMENT
                PRAIRIE RIDGE EAST B (SPECIAL TAX REVENUE)                        5.63     03/01/2022          301,840
    1,215,000   HAMPSHIRE IL SPECIAL SERVICE AREA #18 CROWN DEVELOPMENT
                PROJECT TAMMS FARM SERIES A (SPECIAL TAX REVENUE)                 6.00     03/01/2044          607,476
    6,250,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                         5.50     12/01/2027        5,795,563
      174,946   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
                REHABILITATION SERIES A####                                       7.88     07/01/2020          121,869
      410,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (HCFR, GO)                                5.35     07/01/2027          304,118
    1,400,000   ILLINOIS FINANCE AUTHORITY NORTHWESTERN MEMORIAL HOSPITAL
                SERIES B (HOSPITAL REVENUE)%%                                     5.75     08/15/2030        1,366,274
    2,000,000   ILLINOIS FINANCE AUTHORITY REVENUE NORTHWESTERN MEMORIAL
                HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)%%               6.00     08/15/2039        1,964,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
ILLINOIS (continued)
$   4,120,000   ILLINOIS FINANCE AUTHORITY REVENUE NORTHWESTERN MEMORIAL
                HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE)%%               5.38%    08/15/2024   $    4,020,873
    3,080,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
                APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##      4.82     12/01/2016        2,137,643
      245,000   MARKHAM IL SERIES C (PROPERTY TAX REVENUE)                        4.75     02/01/2017          216,774
      800,000   ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HUD
                (HOUSING REVENUE, MBIA INSURED)                                   6.75     01/01/2018          817,040
    1,025,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)       5.00     03/01/2025          739,128
    1,500,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)       5.35     03/01/2031          978,870
      605,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                REVENUE, FGIC INSURED)                                            9.00     12/01/2023          863,226
      975,000   VERNON HILLS IL TOWN CENTER PROJECT SERIES A (TAX INCREMENTAL
                REVENUE)                                                          6.25     12/30/2026          734,477
   10,030,000   WILL COUNTY IL COMMUNITY UNION SCHOOL DISTRICT # 201-U
                CRETE-MONEE (PROPERTY TAX REVENUE, MBIA INSURED)##                6.09     11/01/2019        5,313,593
    3,480,000   WILL COUNTY ILL COMMUNITY UNIT SCHOOL DISTRICT # 201
                CRETE-MONEE (PROPERTY TAX REVENUE, FGIC INSURED)##                5.46     11/01/2016        2,312,634
                                                                                                            36,983,984
                                                                                                        --------------
INDIANA: 3.04%
      780,000   INDIANA FINANCE AUTHORITY DEACONESS HOSPITAL OBLIGATION
                SERIES A (HOSPITAL REVENUE)                                       6.75     03/01/2039          767,146
      290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
                REVENUE)                                                          6.00     01/10/2020          328,770
    2,000,000   LAKE COUNTY IN (PROPERTY TAX REVENUE)                             5.00     01/15/2017        1,891,940
    4,400,000   RICHMOND IN HOSPITAL AUTHORITY REID HOSPITAL PROJECT SERIES A
                (HOSPITAL REVENUE)                                                6.50     01/01/2029        4,294,400
    5,000,000   RICHMOND IN HOSPITAL AUTHORITY REVENUE REID HOSPITAL PROJECT
                SERIES A (HCFR)                                                   6.63     01/01/2039        4,820,400
    4,500,000   ROCKPORT IN POLLUTION CONTROL CENTRAL REVENUE MICHIGAN POWER
                COMPANY PROJECT SERIES A (OTHER REVENUE)+/-ss                     6.25     06/01/2025        4,515,255
    2,000,000   VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY YMCA
                (OTHER REVENUE)                                                   6.00     12/01/2036        1,351,700
                                                                                                            17,969,611
                                                                                                        --------------
IOWA: 1.46%
    2,805,000   ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL REVENUE)         6.00     06/01/2039        2,398,584
      300,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                        5.00     06/01/2014          308,919
      360,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                        5.25     06/01/2016          370,361
      110,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)             5.00     06/01/2009          109,799
      125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)             5.00     06/01/2010          123,533
    6,420,000   XENIA IA RURAL WATER DISTRICT (WATER REVENUE, CIFG INSURED)       5.00     12/01/2041        5,319,676
                                                                                                             8,630,872
                                                                                                        --------------
KANSAS: 2.59%
    5,500,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                REVENUE, XLCA INSURED)+/-ss                                       5.25     12/01/2023        5,529,535
    1,165,000   CITY OF OLATHECITY KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX INCREMENTAL REVENUE)                                 5.50     09/01/2026          801,846
      290,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                HARTFORD (HCFR LOC)                                               6.13     04/01/2012          281,344
      655,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                SERIES A5 (HOUSING REVENUE LOC)                                   5.70     12/01/2036          646,845
      415,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE,
                GNMA INSURED)                                                     6.70     06/01/2029          422,810
    3,450,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST
                PROJECT (OTHER REVENUE)                                           4.88     10/01/2028        2,153,973

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
KANSAS (continued)
$   6,500,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                SECOND LIEN AREA B (SALES TAX REVENUE)                            5.00%    12/01/2020   $    5,488,275
                                                                                                            15,324,628
                                                                                                        --------------
KENTUCKY: 0.97%
   10,000,000   KENTUCKY ASSET LIABILITY COMMISSION SERIES B (OTHER REVENUE,
                FGIC INSURED)+/-ss                                                1.33     11/01/2025        5,762,500
                                                                                                        --------------
LOUISIANA: 2.60%
    4,265,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                CORRECTIONAL FACILITIES PROJECT                                   6.25     03/01/2019        3,437,249
    1,000,000   COLONIAL PINNACLE COMMUNITY DEVELOPMENT DISTRICT (OTHER
                REVENUE)                                                          7.00     05/01/2037          622,200
      700,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (HEFAR, CIFG INSURED)                                             5.00     07/01/2030          521,969
    2,900,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                FACILITIES PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
                CIFG INSURED)                                                     5.00     07/01/2032        2,161,080
    3,275,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (OTHER REVENUE, AMBAC INSURED)                           5.00     06/01/2019        3,062,485
    1,225,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (OTHER REVENUE, AMBAC INSURED)                           5.00     06/01/2020        1,125,959
    1,700,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)               5.50     12/01/2021        1,544,637
      760,000   NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                      5.38     06/01/2014          664,544
    1,250,000   NEW ORLEANS LA AVIATION BOARD SERIES A-1 (AIRPORT REVENUE,
                ASSURED GUARANTY)                                                 6.00     01/01/2023        1,261,800
    1,000,000   RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC PROJECT (OTHER
                REVENUE)+/-ss                                                     6.00     10/01/2038        1,001,600
                                                                                                            15,403,523
                                                                                                        --------------
MARYLAND: 0.12%
    1,000,000   BALTIMORE MD SPECIAL OBLIGATION SERIES-A (OTHER REVENUE)          7.00     09/01/2038          735,720
                                                                                                        --------------
MASSACHUSETTS: 1.61%
    8,000,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER
                REVENUE)+/-ss                                                     1.24     11/01/2020        6,170,000
    1,825,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                MIX # 4 SERIES 1 (ELECTRIC REVENUE, MBIA INSURED)+/-ss(m)(n)      0.16     07/01/2017        1,825,000
    1,155,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)      5.50     01/01/2013          874,058
      300,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)      5.50     01/01/2016          211,176
      515,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)      5.50     01/01/2017          346,847
       90,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM
                SERIES A PREREFUNDED (WATER REVENUE)                              6.00     08/01/2023           92,579
                                                                                                             9,519,660
                                                                                                        --------------
MICHIGAN: 4.93%
    1,400,000   CESAR CHAVEZ ACADEMY MI INCORPORATED COP (LEASE REVENUE)          8.00     02/01/2033        1,254,512
    1,955,000   DETROIT MI (RECREATIONAL FACILITIES REVENUE, MBIA INSURED)        4.00     04/01/2011        1,893,359
    5,855,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                REVENUE)                                                          5.00     04/01/2015        4,914,511
    3,190,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE, MBIA
                INSURED)                                                          5.00     09/30/2013        3,064,601
    4,485,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                          5.75     10/01/2037        2,997,191
    2,025,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY CHANDLER
                PARK ACADEMY (EDUCATIONAL FACILITIES REVENUE)                     6.35     11/01/2028        1,571,947
    3,000,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY CHANDLER
                PARK ACADEMY (EDUCATIONAL FACILITIES REVENUE)                     6.50     11/01/2035        2,253,780
    2,445,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)++            6.50     09/01/2037        1,798,077

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL                             SECURITY NAME                            RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MICHIGAN (continued)
$   1,260,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                OBLIGATION CRESCENT (PRIVATE SCHOOL REVENUE)                       7.00%   10/01/2036   $      934,265
    1,175,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)         6.25    10/01/2023          900,485
      500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY
                HEALTH (HOSPITAL REVENUE)                                          5.00    12/01/2014          516,900
    2,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY
                HEALTH (HOSPITAL REVENUE)+/-ss                                     6.00    12/01/2034        2,717,300
    1,360,000   MICHIGAN STRATEGIC FUND DETROIT EDISON POLL CONTROL SERIES C
                (OTHER REVENUE)                                                    5.65    09/01/2029        1,161,998
       40,000   MICHIGAN STRATEGIC FUND SERIES A (HOUSING REVENUE, GUARANTEE
                AGREEMENT)                                                         5.25    10/15/2021           42,512
    1,460,000   STAR INTERNATIONAL ACADEMY MI FULL TERM (LEASE REVENUE)            6.13    03/01/2037          935,904
    2,085,000   WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                           8.00    05/01/2010        2,176,240
                                                                                                            29,133,582
                                                                                                        --------------
MINNESOTA: 1.03%
      500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                  7.25    01/01/2032          432,750
    1,450,000   BECKER MN POLLUTION CONTROL NORTHERN STATES POWER-A-CONV (IDR)     8.50    09/01/2019        1,579,355
      310,000   BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
                (TAX INCREMENTAL REVENUE)                                          5.00    08/01/2009          311,398
    1,000,000   FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
                REVENUE)                                                           6.00    11/01/2037          673,610
      300,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A
                (HCFR, MBIA INSURED)                                               5.00    11/15/2015          305,532
      885,000   ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUB-SERIES B
                (AIRPORT REVENUE, FGIC INSURED)                                    5.00    01/01/2016          939,534
      750,000   TOWNSHIP OF BAYTOWN MN ST. CROIX PREPARATORY ACADEMY SERIES A
                (LEASE REVENUE)                                                    7.00    08/01/2038          580,898
    1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                  7.50    12/01/2031        1,256,160
                                                                                                             6,079,237
                                                                                                        --------------
MISSISSIPPI: 0.06%
      500,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER
                FACILITIES SERIES A (AIRPORT REVENUE, ACA INSURED)                 5.00    10/01/2022          347,915
                                                                                                        --------------
MISSOURI: 2.75%
      930,000   CASS COUNTY MO (HOSPITAL REVENUE)                                  5.00    05/01/2014          807,519
    1,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                  4.00    04/15/2026        1,012,090
      600,000   COTTLEVILLE MO COP (LEASE REVENUE)                                 5.25    08/01/2031          462,162
      820,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT        5.20    04/15/2020          645,947
      565,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                INCREMENTAL REVENUE)                                               4.50    04/01/2021          477,080
    1,750,000   GRAVOIS BLUFFS MO TRANSPORTATION DEVELOPMENT DISTRICT (SALES
                TAX REVENUE)                                                       4.75    05/01/2032        1,097,023
    4,500,000   INDEPENDENCE MO THIRTY-NINTH STREET TRANSPORTATION DISTRICT
                IMPROVEMENT DEVELOPMENT ROAD IMPROVEMENT PROJECT
                (TRANSPORTATION REVENUE)                                           6.88    09/01/2032        3,423,555
    3,475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                 5.25    12/01/2014        3,168,366
    2,400,000   MISSOURI JOINT MUNICIPAL ELECTRIC UTILITY COMMISSION PLUM
                POINT PROJECT (UTILITIES REVENUE, MBIA INSURED)                    5.00    01/01/2022        2,107,992
      460,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)              5.00    09/01/2026          399,473
    2,555,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B
                (AIRPORT REVENUE, FGIC INSURED)                                    6.00    07/01/2013        2,645,089
                                                                                                            16,246,296
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL                             SECURITY NAME                            RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
NEBRASKA: 0.36%
$   2,500,000   CENTRAL PLAINS NE ENERGY PROJECT PROJECT # 1 SERIES A
                (UTILITIES REVENUE)                                                5.00%   12/01/2014   $    2,117,600
                                                                                                        --------------
NEVADA: 1.29%
    3,000,000   CLARK COUNTY NV NEVADA POWER COMPANY PROJECT SERIES D (IDR,
                ACA INSURED)                                                       5.30    10/01/2011        2,857,140
    1,710,000   DIRECTOR STATE NV DEPARTMENT OF BUSINESS & INDUSTRY CAPITAL
                APPRECIATION LAS VEGAS MONORAIL (TRANSPORTATION REVENUE,
                AMBAC INSURED)##                                                  16.00    01/01/2024          176,609
    2,500,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                BANK NA LOC)                                                       5.00    06/01/2024        2,223,375
    1,900,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                BANK NA LOC)                                                       5.13    06/01/2027        1,638,180
    1,000,000   SPARKS NV LOCAL IMPROVEMENT DISTRICTS DISTRICT # 3 (OTHER
                REVENUE)                                                           6.75    09/01/2027          753,380
                                                                                                             7,648,684
                                                                                                        --------------
NEW JERSEY: 1.39%
    5,650,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                           5.63    06/15/2018        4,971,096
    1,195,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                           5.75    06/15/2029          906,264
    2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                           5.75    06/15/2034        1,454,560
      500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)     5.63    06/15/2019          426,885
      430,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                    5.15    06/01/2012          434,829
                                                                                                             8,193,634
                                                                                                        --------------
NEW MEXICO: 0.26%
    1,680,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                          5.50    04/01/2013        1,513,394
                                                                                                        --------------
NEW YORK: 2.92%
    1,370,000   ALBANY NY IOAG SERIES A BRIGHTER CHOICE CHARTER SCHOOL
                (EDUCATIONAL FACILITIES REVENUE)                                   4.55    04/01/2015        1,210,902
    2,435,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                (HFFA REVENUE)                                                     4.75    12/01/2014        2,166,346
      140,000   NASSAU COUNTY NY IDA                                               6.88    07/01/2010          145,757
    4,000,000   NEW YORK CITY IDA CIVIC FACILITIES REVENUE BRONX PARKING
                DEVELOPMENT COMPANY LLC (PARKING FACILITIES REVENUE)               5.75    10/01/2037        1,681,240
      605,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A                                               5.00    12/01/2016          505,768
      655,000   NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                     6.88    07/01/2010          641,815
      100,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-ss         5.25    02/01/2029          103,563
    5,860,000   NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
                (HOSPITAL REVENUE)+/-ss                                            1.51    05/01/2018        4,109,325
    2,500,000   NIAGARA COUNTY NY IDA SERIES C (SOLID WASTE REVENUE)+/-ss          5.63    11/15/2024        2,280,425
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                          5.50    10/15/2014        1,029,680
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)            5.60    10/15/2015        1,030,300
    3,075,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY
                SERIES A (OTHER REVENUE)++                                         5.25    12/01/2016        2,393,980
                                                                                                            17,299,101
                                                                                                        --------------
NORTH CAROLINA: 0.36%
    2,000,000   NORTH CAROLINA MUNICIPAL POWER AGENCY # 1 CATAWBA SERIES A
                (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)                        5.25    01/01/2016        2,103,920
                                                                                                        --------------
NORTH DAKOTA: 0.20%
      215,000   NORTH DAKOTA STATE HFA (HOUSING REVENUE)                           4.70    07/01/2031          212,502
       25,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                (HOUSING REVENUE)                                                  5.95    07/01/2017           25,657

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL                             SECURITY NAME                            RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
NORTH DAKOTA (continued)
$      10,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                (HOUSING REVENUE)                                                  6.10%   07/01/2028   $        9,967
      960,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                (RECREATIONAL FACILITIES REVENUE)                                  6.30    11/15/2010          912,077
                                                                                                             1,160,203
                                                                                                        --------------
OHIO: 1.33%
      250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                              6.00    12/01/2017          250,208
    4,500,000   OHIO ENTERPRISE BOND SERIES 2A (ECONOMIC DEVELOPMENT REVENUE)      5.50    12/01/2019        3,808,440
    1,900,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES
                A (OTHER REVENUE)                                                  5.75    12/01/2027        1,339,671
    3,200,000   TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
                COMMONS (OTHER REVENUE)                                            5.40    11/01/2036        2,439,360
                                                                                                             7,837,679
                                                                                                        --------------
OKLAHOMA: 1.24%
    1,250,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                        6.00    12/01/2025        1,009,113
      550,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                        6.25    12/01/2032          427,840
    2,896,057   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                   6.25    08/15/2014        3,073,527
    1,305,000   MCALESTER OK PUBLIC WORKS AUTHORITY SERIES A (WATER REVENUE,
                FIRST SECURITY BANK LOC)                                           5.75    02/01/2020        1,322,735
    1,500,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PUBLIC SERVICE COMPANY
                OKLAHOMA PROJECT (IDR)                                             5.25    06/01/2014        1,458,285
       70,000   OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND         6.80    09/01/2026           71,047
                                                                                                             7,362,547
                                                                                                        --------------
OREGON: 0.38%
    1,370,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
                (HCFR)(i)                                                          6.13    04/15/2029          713,126
      310,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT AMT SFMR
                PROGRAM SERIES B (HOUSING REVENUE)                                 4.55    07/01/2027          305,021
      225,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                (HOUSING REVENUE)                                                  6.20    07/01/2028          225,205
    1,025,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N
                (HOUSING REVENUE)                                                  3.90    07/01/2029          988,520
                                                                                                             2,231,872
                                                                                                        --------------
PENNSYLVANIA: 4.62%
    1,015,000   ADAMS COUNTY PA IDA REVENUE GETTYSBURG COLLEGE SERIES A
                (COLLEGE & UNIVERSITY REVENUE)                                     5.88    08/15/2021        1,053,864
    4,585,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)              6.13    01/01/2016        4,653,637
    1,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST PENN
                ALLEGHENY HEALTH SYSTEM SERIES A (HCFR)                            5.00    11/15/2011        1,351,785
    2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                SERIES A                                                           7.50    12/15/2029        1,892,911
      900,000   CAMBRIA COUNTY PA (PROPERTY TAX REVENUE, FGIC INSURED)             5.50    08/15/2016          881,496
    2,000,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                (IDR)                                                              6.38    12/15/2037        1,394,080
    1,520,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A             5.63    10/01/2015        1,393,019
    1,850,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)       6.10    07/01/2013        1,783,419
    5,700,000   DELAWARE VALLEY PA REGIOINAL FINANCIAL AUTHORITY SERIES C
                (OTHER REVENUE)+/-ss                                               1.50    06/01/2027        2,778,750
      925,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                GOVERNMENT SERIES C                                                7.75    07/01/2027        1,189,152
    1,100,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                 7.00    11/01/2018        1,234,640
      135,000   LUZERNE COUNTY PA SERIES E (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                 8.00    11/01/2027          156,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
PENNSYLVANIA (continued)
$   6,500,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (ECONOMIC
                DEVELOPMENT REVENUE, AMBAC INSURED)                                5.00%   12/01/2015   $    5,874,050
    1,450,000   PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
                REVENUE)                                                           5.85    08/15/2037          987,305
      650,000   PHILADELPHIA PA SERIES B (PROPERTY TAX REVENUE, ASSURED
                GUARANTY)                                                          7.13    07/15/2038          708,825
                                                                                                            27,333,093
                                                                                                        --------------
PUERTO RICO: 2.69%
    1,000,000   COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)           5.65    07/01/2015          995,750
    4,950,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)        5.00    07/01/2018        4,373,078
      865,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY SERIES A
                (SEWER REVENUE)                                                    6.00    07/01/2038          732,491
    2,900,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES NN (ELECTRIC
                PLANT REVENUE, MBIA INSURED)                                       5.25    07/01/2023        2,571,082
    2,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-ss                             1.48    07/01/2029          875,000
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC
                REVENUE)                                                           5.50    07/01/2021        1,393,620
    1,015,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY                                                  5.00    02/01/2010        1,009,621
    4,000,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMNET FACILITIES
                SERIES F (LEASE REVENUE, CIFG INSURED)                             5.25    07/01/2017        3,931,440
                                                                                                            15,882,082
                                                                                                        --------------
SOUTH CAROLINA: 1.79%
    5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                        10.41    01/01/2027          825,450
      400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                        10.41    01/01/2028           59,660
   10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                        10.41    01/01/2032        1,028,687
    4,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                        10.11    01/01/2038          255,302
    7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B (TOLL ROAD REVENUE)##                                    10.21    01/01/2034          663,312
    1,420,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                REVENUE, CIFG INSURED)                                             5.00    12/01/2020        1,447,804
      600,000   LAURENS COUNTY SC SCHOOL DISTRICT # 055 (LEASE REVENUE)            5.25    12/01/2030          492,366
      150,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
                (LEASE REVENUE, GUARANTEE AGREEMENT)                               5.00    12/01/2015          158,685
    1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##                       7.06    10/01/2030          412,838
    1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##                       7.05    10/01/2031          386,011
    1,415,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##                       7.11    10/01/2032          274,043
    4,000,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (OTHER
                REVENUE)                                                           5.00    06/01/2018        3,820,320
      760,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                (LEASE REVENUE)                                                    5.25    12/01/2017          761,216
                                                                                                            10,585,694
                                                                                                        --------------
SOUTH DAKOTA: 1.62%
    1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B                                5.60    05/01/2020        1,102,939
    2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                 5.50    05/01/2019        1,559,160
      380,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)      7.00    11/01/2013          333,898
    1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)      7.00    11/01/2023          926,491
      275,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   4.75    04/01/2010          278,462
      285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   5.00    04/01/2011          290,113

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
SOUTH DAKOTA (continued)
$     300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   5.25%   04/01/2012   $      306,654
      320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   5.25    04/01/2013          323,018
      420,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B     5.00    04/01/2014          413,679
      685,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A     5.50    04/01/2018          668,546
    3,610,000   SOUTH DAKOTA EDFA SPEARFISH FOREST SERIES A (OTHER REVENUE)        5.88    04/01/2028        3,392,028
                                                                                                             9,594,988
                                                                                                        --------------
TENNESSEE: 3.34%
    7,550,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                HOSPITAL 1ST MORTGAGE SERIES B (HCFR, MBIA INSURED)                7.00    07/01/2020        8,664,607
    2,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION GAS REVENUE SERIES A
                (OTHER REVENUE)                                                    5.25    09/01/2017        2,005,375
      500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                REVENUE)                                                           5.00    09/01/2015          410,440
    1,155,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                REVENUE)                                                           5.00    09/01/2016          930,353
    2,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                REVENUE)                                                           5.00    02/01/2018        1,957,175
    1,100,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                REVENUE)                                                           5.00    02/01/2023          786,588
    5,100,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                REVENUE)                                                           5.00    02/01/2010        4,979,232
                                                                                                            19,733,770
                                                                                                        --------------
TEXAS: 9.78%
   11,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A            5.00    08/15/2034       11,551,060
      475,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER FIRST TIER SERIES B (OTHER REVENUE)++                       6.00    01/01/2010          468,113
    1,005,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER SECOND TIER SERIES B (IDR)+/-ss++                           6.00    01/01/2011          942,479
    2,500,000   CLIFTON HIGHER EDUCATION FINANCE CORPORATION REVENUE
                REFERENCE TEJANO CENTER COMMUNITY SREIES A (COLLEGE &
                UNIVERSITY REVENUE)                                                9.00    02/15/2038        2,436,925
        5,000   GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
                REVENUE)                                                           8.50    09/01/2011            4,925
    1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                      5.25    10/01/2016        1,204,428
      755,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                      5.25    10/01/2017          747,865
    1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)      5.50    10/01/2019        1,365,168
    1,750,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)      5.75    10/01/2025        1,603,455
      825,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (NURSING HOME
                REVENUE)                                                           5.50    10/01/2016          839,182
    1,300,000   GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS
                APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA)+/-ss          4.55    07/01/2034        1,357,772
      500,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, MBIA
                INSURED)                                                           6.00    06/01/2013          518,500
      750,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                (EDUCATIONAL FACILITIES REVENUE)                                   6.25    02/15/2017          655,643
    2,545,000   LEWISVILLE TX (OTHER REVENUE)                                      6.75    10/01/2032        2,213,896
    5,100,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E3
                (OTHER REVENUE)+/-ss                                               5.75    01/01/2038        5,231,223
    6,500,000   NORTH TEXAS TOLLWAY AUTHORITY TOLL 2ND TIER SERIES F (TOLL
                ROAD REVENUE)                                                      5.75    01/01/2038        5,716,165
      340,000   PARMER COUNTY HOSPITAL DISTRICT (HCFR)                             5.50    02/15/2027          263,347
    4,215,000   SABINE RIVER TX AUTHORITY SOUTHWESTERN ELECTRIC COMPANY
                (ELECTRIC REVENUE, MBIA INSURED)                                   4.95    03/01/2018        4,235,949
      662,469   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE BACKED
                SECURITIES PG SERIES B (HOUSING REVENUE, GNMA)                     6.30    10/01/2035          662,469
    1,079,336   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE BACKED
                SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA)                5.82    10/01/2035        1,069,028
    2,928,527   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE BACKED
                SECURITIES SERIES B (HOUSING REVENUE, GNMA)                        5.30    12/01/2035        2,635,674
      870,920   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE BACKED
                SECURITIES SERIES B (HOUSING REVENUE, GNMA)                        6.00    02/01/2036          870,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
TEXAS (continued)
$   1,064,141   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE BACKED
                SECURITIES SERIES B (HOUSING REVENUE, GNMA)                        5.65%   04/01/2036   $    1,042,858
      160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
                REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)              6.00    10/01/2017          158,742
    1,250,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                C (UTILITIES REVENUE)+/-ss                                         2.33    12/15/2026          800,000
    2,610,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                D (UTILITIES REVENUE)                                              5.63    12/15/2017        1,955,986
    5,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                D (UTILITIES REVENUE)                                              6.25    12/15/2026        3,488,800
      435,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                           4.65    02/15/2019          326,037
       90,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)        4.70    02/15/2020           65,702
    1,390,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                 5.75    12/01/2027        1,011,600
      880,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                 5.88    12/01/2036          599,113
    2,310,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)         5.00    02/15/2018        1,800,899
                                                                                                            57,843,923
                                                                                                        --------------
UTAH: 0.78%
    1,815,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++                                              5.55    11/15/2021        1,348,073
    1,750,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++                                              5.70    11/15/2036        1,107,190
    1,000,000   UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN-SERIES A
                (PRIVATE SCHOOL REVENUE)                                           5.75    02/15/2022          760,700
    2,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++                                              6.38    06/01/2037        1,382,080
                                                                                                             4,598,043
                                                                                                        --------------
VIRGIN ISLANDS: 0.07%
      435,000   VIRGIN ISLANDS PFA MATCHING FEDERAL LOAN NOTE A (SEWER
                REVENUE)                                                           5.25    10/01/2018          387,120
                                                                                                        --------------
VIRGINIA: 0.97%
    1,855,000   MARQUIS CDA VA (OTHER REVENUE)                                     5.63    09/01/2018        1,505,611
    1,894,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
                REVENUE)                                                           5.10    03/01/2021        1,519,840
    1,150,000   WATKINS CENTRE CDA VA (OTHER REVENUE)                              5.40    03/01/2020          889,261
    2,200,000   WHITE OAK VILLAGE VA SHOPS CDA (SPECIAL TAX REVENUE)               5.30    03/01/2017        1,804,528
                                                                                                            5,719,240
                                                                                                        --------------
WASHINGTON: 2.19%
      950,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01
                (SPECIAL TAX REVENUE)                                              5.00    08/01/2011          916,741
    2,250,000   PORT SUNNYSIDE WA (AIRPORT REVENUE)                                6.63    12/01/2021        1,855,283
      605,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                (OTHER REVENUE, ACA INSURED)                                       5.80    12/01/2015          429,344
      590,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                       5.50    06/01/2012          573,952
    8,770,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                       6.50    06/01/2026        7,958,863
    1,560,000   WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)                5.00    02/15/2027        1,189,453
                                                                                                            12,923,636
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WEST VIRGINIA: 0.15%
$   1,000,000   OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
                FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)              5.85%   06/01/2034   $      670,750
      215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A       5.00    06/01/2015          190,772
                                                                                                               861,522
                                                                                                        --------------
WISCONSIN: 5.83%
      380,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE
                TAX REVENUE)                                                       5.75    06/01/2012          421,032
    1,000,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                REVENUE)                                                           7.00    06/01/2028        1,138,760
   11,535,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)                           6.00    06/01/2017       12,868,331
    3,230,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)                           6.13    06/01/2027        3,490,790
    1,800,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                SERIES A                                                           5.75    08/01/2035        1,237,770
      630,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                A (OTHER REVENUE)                                                  5.13    08/01/2015          561,576
    1,500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                A (OTHER REVENUE)                                                  5.63    08/01/2025        1,119,496
      470,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                          5.35    12/01/2010          465,991
      390,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                          5.50    12/01/2011          385,503
    2,800,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/-ss    5.00    12/01/2027        2,429,952
    6,500,000   WISCONSIN ST, GENERAL REVENUE SERIES A (GENERAL OBLIGATION -
                POLITICAL SUBDIVISION)%%                                           6.00    05/01/2036        6,652,620
    4,575,000   WISCONSIN STATE HEFA WHEATON FRANCISCAN HEALTHCARE (HCFR)          5.25    08/15/2018        3,732,239
                                                                                                            34,504,060
                                                                                                        --------------
WYOMING: 0.87%
    5,905,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                CHASE BANK LOC)                                                    4.65    12/01/2016        5,158,844
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $674,702,197)                                                          604,282,687
                                                                                                        --------------

   SHARES
-------------
SHORT-TERM INVESTMENTS: 0.48%

MUTUAL FUNDS: 0.48%
    2,864,966   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                TRUST~+++                                                                                    2,864,966
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,864,966)                                                               2,864,966
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $677,567,163)*                                                             102.66%                $  607,147,653
OTHER ASSETS AND LIABILITIES, NET                                                 (2.66)                   (15,760,215)
                                                                                 ------                 --------------
TOTAL NET ASSETS                                                                 100.00%                $  591,387,438
                                                                                 ======                 ==============

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,864,966.

(i)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $677,567,163 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  6,100,392
GROSS UNREALIZED DEPRECIATION                 (76,519,902)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(70,419,510)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 100.48%
ALABAMA: 2.72%
$   2,500,000   ALABAMA SPECIAL CARE FACILITIES FINANCING
                AUTHORITY-BIRMINGHAM AL SERIES A-1 (HCFR)                        5.00%     06/01/2012   $    2,616,725
    1,250,000   EAST AL HEALTH CARE AUTHORITY SERIES B (HFFA REVENUE)            4.63      09/01/2012        1,225,913
    3,000,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                MBIA INSURED)                                                    5.75      10/01/2012        3,052,170
      450,000   JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                            4.63      02/15/2012          361,863
      500,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                BANK LOC)                                                        5.25      02/01/2016          370,910
    3,945,000   LAKE MARTIN AL AREA IDA (IDR)                                    4.50      02/01/2010        3,934,980
    3,200,000   LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS BANK LOC)        4.00      08/01/2010        3,182,208
    5,455,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                BARRY SERIES A (POWER REVENUE)+/-ss                              4.75      06/01/2034        5,594,866
    1,000,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY
                REVENUE)                                                         4.00      09/01/2011        1,001,570
      800,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY
                REVENUE)                                                         5.00      09/01/2012          819,968
      380,000   UNIVERSITY OF ALABAMA SERIES A (OTHER REVENUE)                   5.00      09/01/2013          389,967
    3,300,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE
                PROJECT (OTHER REVENUE)+/-ss                                     5.00      07/01/2037        3,173,346
                                                                                                            25,724,486
                                                                                                        --------------
ALASKA: 1.73%
      195,000   ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY
                BANK LOC)                                                        7.00      07/01/2009          197,995
      460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
                REVENUE LOC)                                                     6.00      01/01/2015          463,206
    8,330,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES A (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                          0.99      04/01/2034        8,163,400
    5,595,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                          0.99      04/01/2034        5,483,100
    2,480,000   ALASKA NORTHERN TOBACCO SECURITIZATION CORPORATION SERIES A
                (OTHER REVENUE)                                                  4.63      06/01/2023        2,027,499
                                                                                                            16,335,200
                                                                                                        --------------
ARIZONA: 3.47%
    1,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES D
                (HEALTHCARE FACILITIES REVENUE)                                  5.00      01/01/2012        1,028,360
    3,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A (HOSPITAL REVENUE)+/-ss                        1.57      02/01/2042        2,765,000
   11,175,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)+/-ss                        1.42      02/01/2042        8,814,281
      265,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           4.50      07/15/2009          263,805
      180,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           4.70      07/15/2010          176,211
      185,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           4.85      07/15/2011          177,017
      100,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                (PROPERTY TAX REVENUE)                                           5.00      07/15/2012           93,841
    3,640,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                LIEN (WATER REVENUE)                                             4.75      10/01/2032        3,322,592
    4,000,000   MOHAVE COUNTY IDA MOHAVE PRISON LLC EXPANSION PJ (OTHER
                REVENUE)                                                         7.00      05/01/2013        4,046,200
    2,955,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOLS PROJECT (OTHER
                REVENUE)                                                         6.38      01/01/2019        2,524,634
    1,635,000   PIMA COUNTY AZ IDA GLOBAL WATER RESEARCH LLC PROJECT (WATER
                REVENUE)                                                         5.50      12/01/2013        1,430,167
      690,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER
                REVENUE)                                                         4.85      07/15/2012          636,249
    2,220,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (OTHER REVENUE)     4.85      07/15/2014        2,047,195
    1,656,851   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN
                RESERVATION FORT APACHE TIMBER EQUIPMENT LEASE(i)                6.25      03/04/2012        1,493,138

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
ARIZONA (continued)
$   4,100,000   YAVAPAI AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT (OTHER
                REVENUE)+/-ss                                                    4.00%     06/01/2027   $    3,975,196
                                                                                                            32,793,886
                                                                                                        --------------
ARKANSAS: 0.13%
      425,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                LABORATORY (HCFR, AMBAC INSURED)                                 3.90      12/01/2024          425,055
      295,000   FAYETTEVILLE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)     4.13      11/01/2026          299,431
      500,000   GARLAND COUNTY AR FACILITIES BOARD                               4.20      10/01/2009          496,135
                                                                                                             1,220,621
                                                                                                        --------------
CALIFORNIA: 6.13%
    1,440,000   ABAG CA FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                GEORGIANA BRUCE KIRBY PREPARATORY SCHOOL (PRIVATE SCHOOL
                REVENUE, COMERICA BANK CA LOC)+/-ss                              3.85      02/01/2037        1,447,978
    2,350,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED PROGRAM SERIES C PUTTABLE (HOUSING REVENUE,
                GNMA INSURED)SS                                                  4.10      08/01/2039        2,292,214
      880,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                PROJECT (GO - STATES, TERRITORIES)                               4.60      11/01/2013          786,896
    3,300,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                PROJECT # 2 (OTHER REVENUE)                                      4.45      10/01/2011        3,172,389
    3,900,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL
                ROAD REVENUE)                                                    5.25      07/15/2010        3,810,066
    2,800,000   MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT
                PROJECT AREA # 1 (TAX INCREMENTAL REVENUE)                       4.40      06/01/2012        2,647,344
   12,800,000   NORTHERN CA GAS AUTHORITY # 1 (OTHER REVENUE)+/-ss               1.56      07/01/2017        7,296,000
    9,300,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss           1.59      07/01/2019        4,929,000
    1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)         5.65      08/01/2014        1,453,181
   10,700,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY+/-ss                4.13      08/01/2037       10,676,781
    1,000,000   ROSEVILLE NATURAL GAS FINANCE AUTHORITY (UTILITIES REVENUE)      5.00      02/15/2011          944,950
    3,000,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)           5.63      09/01/2012        3,064,260
    1,075,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)++                                                       4.50      03/01/2011        1,015,854
    8,290,000   VERNON CA NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT
                SUBSERIES A-1 (OTHER REVENUE, MBIA INSURED)+/-ss                 5.00      08/01/2021        8,332,859
    1,380,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT
                SERIES A3 (UTILITIES REVENUE, MBIA INSURED)+/-ss                 5.00      08/01/2021        1,387,135
    3,600,000   VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B
                (OTHER REVENUE, MBIA INSURED)+/-ss                               7.50      08/01/2021        3,600,000
      775,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING
                HOME REVENUE)                                                    4.25      07/01/2011          778,426
      300,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING
                HOME REVENUE)                                                    5.00      07/01/2012          305,739
                                                                                                            57,941,072
                                                                                                        --------------
COLORADO: 2.44%
    1,525,000   BOULDER COUNTY CO HOVER MANOR PROJECT (HOUSING REVENUE, FNMA
                INSURED)+/-ss                                                    4.75      04/01/2026        1,547,357
    9,500,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2 (OTHER
                REVENUE, MBIA INSURED)+/-ss                                      5.00      09/01/2039        9,576,760
      195,000   COLORADO ECFA (OTHER REVENUE)                                    5.75      11/15/2018          180,954
    1,500,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                INITIATIVES SERIES D (HFFA REVENUE)+/-ss                         5.25      10/01/2038        1,560,960
    2,900,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                INITIATIVES SERIES C (NURSING HOME REVENUE)+/-ss                 4.10      09/01/2036        2,912,151
    3,100,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                INITIATIVES SERIES C-6 (HCFR)+/-ss                               3.95      09/01/2036        3,123,343
       30,000   COLORADO HEALTH FACILITIES EVANGELICAL UNREFUNDED (HFFA)         6.25      12/01/2010           30,586
      210,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL PREREFUNDED
                (HFFA)SS                                                         6.25      12/01/2010          221,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
COLORADO (continued)
$   1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY COLORADO SERIES A2 (ECONOMIC
                DEVELOPMENT REVENUE, MBIA INSURED)+/-ss                          5.00%     09/01/2039   $    1,498,545
    1,410,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
                REVENUE)                                                         5.00      05/01/2011        1,288,388
    1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                         5.38      12/01/2013        1,077,670
                                                                                                            23,018,228
                                                                                                        --------------
CONNECTICUT: 1.20%
    4,000,000   CONNECTICUT STATE DEVELOPMENT AUTHORITY (POLLUTION CONTROL
                REVENUE)+/-ss                                                    5.25      05/01/2031        4,003,840
    5,370,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
                (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED)+/-ss            4.15      07/01/2037        5,370,000
    2,000,000   MASHANTUCKET WESTERN PEQUOT TRIBE CT SUBSERIES B (SPECIAL
                TAX REVENUE)##                                                  10.14      09/01/2009        1,918,420
                                                                                                            11,292,260
                                                                                                        --------------
DISTRICT OF COLUMBIA: 0.13%
    1,190,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                CORPORATION                                                      5.38      05/15/2010        1,188,739
                                                                                                        --------------
FLORIDA: 9.44%
    2,800,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION
                LIMITED PROJECT (HOUSING REVENUE, GIC RABOBANK NEDERLAND
                LOC)                                                             4.25      01/01/2012        2,803,948
    3,650,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                  4.80      11/01/2012        2,386,772
      515,000   BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                   5.00      11/01/2012          532,659
       40,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
                (HCFR)                                                           6.00      11/15/2009           41,393
      118,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)             6.50      09/01/2022          125,598
      500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)                        5.50      08/15/2014          515,240
      500,000   BROWARD COUNTY FL SERIES L (AIRPORT REVENUE, AMBAC INSURED)      5.00      10/01/2013          524,570
    1,000,000   CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT
                SERIES A (OTHER REVENUE, MBIA INSURED)                           5.00      03/01/2012        1,018,880
    1,590,000   CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK
                ACCOUNT SERIES A (OTHER REVENUE, MBIA INSURED)                   5.00      03/01/2011        1,616,998
    1,400,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                  5.13      05/01/2016          871,178
    1,185,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A1 (SFHR,
                FHLMC)                                                           4.15      10/01/2021        1,132,196
      630,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2
                (HOUSING REVENUE LOC)                                            6.95      04/01/2024          647,659
    4,550,000   FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORPORATION
                SERIES A (OTHER REVENUE, MBIA INSURED)                           5.00      07/01/2011        4,699,695
   10,000,000   FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORPORATION
                SERIES A (OTHER REVENUE, NATIONAL-RE-IBC)                        5.00      07/01/2012       10,319,800
   12,595,000   GULF BREEZE FL (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                LOC)+/-ss                                                        5.00      12/01/2009       12,589,206
    3,295,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-ss       4.00      12/01/2020        3,185,353
    4,000,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY SUNBELT
                ADVENTIST HEALTH SERIES A (HOSPITAL REVENUE)+/-ss                5.85      11/15/2035        4,046,040
       15,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST
                HEALTH SYSTEM SERIES G (HEALTHCARE FACILITIES REVENUE)           5.00      11/15/2009           15,429
      400,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST
                HEALTH SYSTEM SERIES G (HEALTHCARE FACILITIES REVENUE)           5.00      11/15/2010          411,580
      420,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST
                SERIES G (HCFR)                                                  5.00      11/15/2009          424,775
        5,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
                PARKING SOLUTIONS PROJECT (IDR LOC)                              3.80      10/01/2009            4,917
   12,385,000   LEE COUNTY FL (OTHER REVENUE, MBIA INSURED)                      5.63      10/01/2012       12,777,481

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
FLORIDA (continued)
$   1,000,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                PROJECT (HCFR)                                                   5.00%     11/15/2009   $      996,800
      130,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
                REVENUE LOC)                                                     6.50      11/01/2023          132,460
    1,595,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES
                B (AIRPORT REVENUE, XLCA)                                        5.00      10/01/2012        1,619,116
    7,000,000   MIAMI DADE COUNTY FL SCHOOL BOARD ASSET BACKED SERIES A
                (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)                  5.00      08/01/2011        7,358,190
    2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                MBIA INSURED)+/-ss                                               5.50      05/01/2030        2,663,925
    7,760,000   MIAMI FLORIDA DADE COUNTY SCHOOL BOARD SERIES A (LEASE
                REVENUE, FGIC INSURED)                                           5.00      05/01/2012        8,215,279
    2,500,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                FGIC INSURED)+/-ss                                               5.00      08/01/2025        2,531,950
    1,700,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                SERIES B (HOUSING REVENUE)                                       4.13      07/01/2010        1,723,222
    2,610,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
                REVENUE, MBIA INSURED)                                           5.00      05/01/2011        2,706,570
      475,000   ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS
                PROJECT SERIES A PREREFUNDED (NURSING HOME REVENUE)              8.00      01/01/2017          508,032
                                                                                                            89,146,911
                                                                                                        --------------
GEORGIA: 4.55%
    1,000,000   ATLANTA GA SERIES A (WATER REVENUE LOC)                          5.50      11/01/2011        1,074,210
    3,300,000   BURKE COUNTY DEVELOPMENT AUTHORITY (POLLUTION CONTROL
                REVENUE)+/-ss                                                    5.05      11/01/2048        3,423,585
    5,000,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER
                VOGTLE SERIES D (ELECTRIC REVENUE, MBIA INSURED)+/-ss            4.75      01/01/2040        5,139,200
    5,500,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER-
                VOGTLE SERIES F (ELECTRIC REVENUE, MBIA INSURED)+/-ss            4.75      01/01/2039        5,653,120
    2,500,000   CITY OF ATLANTA GA SERIES C (AIRPORT REVENUE, MBIA INSURED)      6.13      01/01/2012        2,554,500
    1,698,928   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(i)            4.20      08/01/2013        1,701,578
      629,319   DALTON GA SCHOOL DISTRICT LEASE # 996-021203 SERIES B(i)         4.20      08/01/2013          629,514
      515,933   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(i)       4.20      03/01/2013          516,165
    2,285,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                         5.00      03/15/2014        2,112,323
    2,000,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B (OTHER
                REVENUE)                                                         5.00      03/15/2015        1,559,440
   10,000,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                         5.00      03/15/2013        9,476,500
    5,660,000   MAIN STREET NATURAL GAS INCORPORATED SERIES B (UTILITIES
                REVENUE)                                                         5.00      03/15/2013        4,822,263
    4,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                SCHERER SERIES 1 (OTHER REVENUE)+/-ss                            4.50      07/01/2025        4,014,040
      304,208   PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(i)     4.20      03/01/2013          304,345
                                                                                                            42,980,783
                                                                                                        --------------
GUAM: 0.09%
      925,000   GUAM SERIES A (TAX REVENUE)                                      5.38      11/15/2013          857,475
                                                                                                        --------------
HAWAII: 0.16%
    1,500,000   STATE OF HAWAII (AIRPORT REVENUE, FGIC INSURED)                  6.50      07/01/2014        1,532,745
                                                                                                        --------------
IDAHO: 0.35%
    3,180,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (HOUSING
                REVENUE)                                                         6.25      07/01/2038        3,273,142
                                                                                                        --------------
ILLINOIS: 2.75%
    1,050,000   AURORA IL (TAX ALLOCATION REVENUE)                               5.00      12/30/2010        1,011,371
    2,235,000   AURORA IL SERIES B                                               4.90      12/30/2011        2,086,238
      990,000   AURORA IL TAX INCREMENTAL REVENUE                                5.00      12/30/2009          976,863
      600,000   CHICAGO IL CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
                REVENUE)                                                         4.50      12/01/2012          567,708
      750,000   CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT
                SERIES A (TAX REVENUE, ACA INSURED)                              5.00      11/15/2010          732,098
      365,000   CHICAGO IL SERIES 2E (HOUSING REVENUE, GNMA)                     4.38      12/01/2017          360,613

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
ILLINOIS (continued)
$   1,085,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)         5.38%     01/01/2013   $    1,158,509
      360,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL
                FACILITIES REVENUE)                                              5.00      12/01/2014          329,911
    6,900,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER REVENUE)+/-ss      3.75      02/01/2033        6,738,540
      140,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION
                PROVIDERS SERIES A                                               5.38      07/01/2009          139,819
    2,400,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
                (COLLEGE & UNIVERSITY REVENUE, XLCA COMPANY INSURED) +/-ss       3.50      10/01/2026        2,379,648
    1,480,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                          4.75      07/01/2010        1,466,295
    1,440,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                          4.80      07/01/2011        1,406,059
    1,000,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                          4.85      07/01/2012          964,700
    1,625,000   ILLINOIS FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
                PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)                         5.05      01/01/2010        1,611,350
    1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                HOSPITAL (HOSPITAL REVENUE)                                      5.50      10/01/2010        1,077,647
      195,000   ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
                SYSTEMS PROJECT (HCFR LOC)                                       5.25      10/01/2009          196,890
      540,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR,
                FIRST SECURITY BANK LOC)                                         6.13      04/01/2012          577,147
      500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA
                INSURED)                                                         5.50      11/15/2010          503,645
    1,000,000   LAKE COUNTY IL FOREST PRESERVATION DISTRICT SERIES A
                (PROPERTY TAX REVENUE)+/-ss                                      1.33      12/15/2016          835,000
      665,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)            5.75      01/01/2010          685,522
      215,000   UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                HOSPITAL                                                         6.05      12/01/2011          217,240
                                                                                                            26,022,813
                                                                                                        --------------
INDIANA: 1.66%
    3,500,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES
                (TAX ALLOCATION REVENUE)                                         5.13      04/03/2009        3,499,300
      765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE REVENUE,
                MBIA INSURED)                                                    6.25      07/05/2016          876,323
    2,500,000   COUNTY OF JASPER (POLLUTION CONTROL REVENUE, MBIA INSURED)       5.20      06/01/2013        2,494,075
    2,000,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-ss        0.94      10/15/2009        1,972,500
    4,040,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-ss        0.96      10/15/2010        3,957,180
      470,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER
                REVENUE)                                                         4.00      08/15/2012          483,738
      220,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER
                REVENUE)                                                         4.00      08/15/2012          226,431
      650,000   VALPARAISO IN VALPARAISO FAMILY YMCA (OTHER REVENUE)             4.70      12/01/2009          645,834
    1,500,000   WEST BADEN SPRINGS IN TOWN HALL SPECIAL REVENUE BAN (OTHER
                REVENUE)                                                         5.00      11/01/2011        1,504,200
                                                                                                            15,659,581
                                                                                                        --------------
IOWA: 0.12%
      355,000   MUSCATINE IA (ELECTRIC REVENUE)                                  9.70      01/01/2013          418,531
      180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)       5.50      06/01/2012          196,504
      460,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)       5.50      06/01/2014          502,177
                                                                                                             1,117,212
                                                                                                        --------------
KANSAS: 2.23%
    9,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                REVENUE, XLCA INSURED)+/-ss                                      5.25      12/01/2023        9,048,330
      100,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                          5.00      09/01/2009           99,783
      205,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                          5.00      09/01/2010          202,380

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
KANSAS (continued)
$     225,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                          5.00%     03/01/2011   $      219,076
      200,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                          5.00      09/01/2011          193,464
    1,510,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5 (HOUSING REVENUE,
                GNMA)                                                            4.10      12/01/2023        1,469,215
    2,000,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE)+/-ss                                                    4.13      09/01/2037        2,041,240
      100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                (TAX INCREMENTAL REVENUE)                                        5.00      03/01/2012           95,481
      100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                (TAX INCREMENTAL REVENUE)                                        5.00      09/01/2012           94,791
    6,950,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                SECOND LIEN AREA B (SALES TAX REVENUE)                           5.00      12/01/2020        5,868,233
    2,000,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B                                     4.75      12/01/2016        1,770,040
                                                                                                            21,102,033
                                                                                                        --------------
KENTUCKY: 1.89%
    1,710,000   KENTON COUNTY KY AIRPORT BOARD (AIRPORT REVENUE, MBIA
                INSURED)                                                         5.63      03/01/2015        1,735,667
    3,840,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                SERIES A (AIRPORT REVENUE, XLCA INSURED)                         5.00      03/01/2012        3,896,717
    2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                SERIES A (AIRPORT REVENUE, XLCA INSURED)                         5.00      03/01/2013        2,759,728
    5,830,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                SERIES B (AIRPORT REVENUE, XLCA INSURED)                         5.00      03/01/2012        5,916,109
      475,000   KENTON COUNTY KY AIRPORT BOARD SERIES A (AIRPORT REVENUE,
                MBIA INSURED)                                                    5.63      03/01/2014          484,168
    2,000,000   LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY
                SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)              5.75      07/01/2015        2,040,700
    1,000,000   LOUISVILLE JEFFERSON COUNTY KY METRO GOVERNMENT
                ENVIRONMENTAL FACILITIES LOUISVILLE GAS & ELECTRIC COMPANY
                PROJECT (OTHER REVENUE)+/-ss                                     5.63      06/01/2033        1,020,620
                                                                                                            17,853,709
                                                                                                        --------------
LOUISIANA: 2.13%
      940,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                CORRECTIONAL FACILITIES PROJECT                                  6.25      03/01/2019          757,565
    3,340,000   JEFFERSON SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC
                INSURED)+/-ss                                                    4.55      12/01/2022        3,340,000
      160,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                (HCFR, CIFG INSURED)                                             5.00      07/01/2010          162,197
      100,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                (HCFR, CIFG INSURED)                                             5.00      07/01/2012          101,974
    3,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC
                PROJECT (ELECTRIC REVENUE)+/-ss                                  7.00      12/01/2038        3,005,580
    4,255,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (OTHER REVENUE, AMBAC INSURED)                          5.00      06/01/2009        4,261,127
    4,825,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (PROPERTY TAX REVENUE, AMBAC INSURED)                   5.00      06/01/2012        4,772,166
       54,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS       6.25      01/15/2011           58,079
      910,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                RAILWAY INCORPORATED (OTHER REVENUE, MBIA INSURED)               5.25      08/15/2013          977,649
    2,000,000   RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC PROJECT (OTHER
                REVENUE)+/-ss                                                    6.00      10/01/2038        2,003,200
      670,000   VILLAGE OF EPPS LA                                               7.25      06/01/2009          666,824
                                                                                                            20,106,361
                                                                                                        --------------
MARYLAND: 0.19%
      400,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
                SERIES H (HOUSING REVENUE)                                       4.55      09/01/2012          404,232

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MARYLAND (continued)
$   1,420,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY SERIES A
                (SALES TAX REVENUE)                                              5.13%     12/01/2011   $    1,370,243
                                                                                                             1,774,475
                                                                                                        --------------
MASSACHUSETTS: 1.54%
    3,000,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER
                REVENUE)+/-ss                                                    1.24      11/01/2020        2,313,750
      330,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                SYSTEMS (ELECTRIC REVENUE)                                       5.13      12/01/2011          345,005
    2,250,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                (HCFR)                                                           6.50      07/01/2012        2,310,413
      775,000   MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)       5.25      07/01/2009          773,582
    1,870,000   MASSACHUSETTS HOUSING FINANCE AGENCY SERIES A (HOSPITAL
                REVENUE, FIRST SECURITY BANK LOC)                                4.45      07/01/2011        1,905,867
    1,440,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                SERIES A (OTHER REVENUE)                                         5.35      12/01/2010        1,411,891
    3,925,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT #
                6 SERIES 1 (ELECTRIC REVENUE, MBIA INSURED)+/-ss(m)(n)           0.16      07/01/2019        3,925,000
    1,275,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)     5.50      01/01/2016          897,498
      950,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)     5.50      01/01/2017          639,816
                                                                                                            14,522,822
                                                                                                        --------------
MICHIGAN: 2.87%
    1,145,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                (PROPERTY TAX REVENUE, FGIC INSURED)                             7.88      05/01/2011        1,215,876
    2,750,000   DETROIT CITY MI SCHOOL DISTRICT SCHOOL BUILDING & SITE
                IMPROVEMENT SERIES A (PRIVATE SCHOOL REVENUE, FGIC INSURED)      5.00      05/01/2013        2,862,035
    4,500,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                REVENUE)                                                         5.00      04/01/2013        4,055,490
    1,385,000   DETROIT MI COBO HALL (TAX REVENUE, MBIA INSURED)                 5.00      09/30/2011        1,378,906
    3,000,000   DETROIT MI COBO HALL (TAX REVENUE, MBIA INSURED)                 5.00      09/30/2012        2,939,790
    4,320,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE, MBIA
                INSURED)                                                         5.00      09/30/2013        4,150,181
    1,970,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                         5.00      10/01/2017        1,653,539
      600,000   MICHIGAN STATE BUILDING AUTHORITY FACILITIES PROGRAM
                SERIES 1 (LEASE REVENUE)                                         5.13      10/15/2015          602,844
    1,200,000   MICHIGAN STATE CERTIFICATE PARTICIPATION SERIES A+/-ss           5.00      09/01/2031        1,205,616
      300,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
                GROUP SERIES A PREREFUNDED (HOSPITAL REVENUE)SS                  5.13      11/01/2029          304,044
    1,435,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH
                CARE (HCFR)                                                      5.00      05/15/2013        1,442,347
    4,960,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY GREENWOOD VILLA
                PROJECT (HOUSING REVENUE, FIRST SECURITY BANK LOC)               4.75      09/15/2017        5,330,016
                                                                                                            27,140,684
                                                                                                        --------------
MINNESOTA: 2.30%
      850,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                   8.50      03/01/2019          926,653
    8,400,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)                   8.50      09/01/2019        9,149,364
    1,935,000   CITY OF MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A
                (HCFR)                                                           5.13      11/15/2013        2,015,419
      290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                CENTER PROJECT (HCFR)                                            4.50      11/01/2011          288,733
    6,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                HEALTHSPAN SERIES B (HOSPITAL REVENUE, AMBAC
                INSURED)+/-ss(m)(n)                                              1.11      11/15/2017        6,500,000
    2,190,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SUB SERIES D (AIRPORT REVENUE, FGIC INSURED)                     5.75      01/01/2012        2,201,344
      570,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)    6.38      01/01/2016          644,761
                                                                                                            21,726,274
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MISSISSIPPI: 0.32%
$   1,945,000   JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING CORPORATION
                CAMPUS FACILITIES PROJECT (EDUCATIONAL FACILITIES
                REVENUE)+/-ss                                                    5.00%     03/01/2034   $    2,009,049
    1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
                (HOSPITAL REVENUE)                                               5.00      08/15/2012        1,002,770
                                                                                                             3,011,819
                                                                                                        --------------
MISSOURI: 2.46%
    4,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                4.00      04/15/2026        4,301,383
    1,065,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                INCREMENTAL REVENUE)                                             4.50      04/01/2021          899,275
    2,000,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION               5.25      12/01/2014        1,823,520
      475,000   MISSOURI DEVELOPMENT FINANCE BOARD MO (DEPOSITORY
                INSTITUTIONS)                                                    4.00      04/01/2012          484,899
      500,000   MISSOURI DEVELOPMENT FINANCE BOARD MO (DEPOSITORY
                INSTITUTIONS)                                                    4.25      04/01/2013          510,565
    5,350,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND ENERGY
                RESOURCES AUTHORITY POLLUTION CONTROL ASSOCIATED ELECTRIC
                COOP PROJECT (ELECTRIC REVENUE)+/-ss                             4.38      12/01/2034        5,501,619
      105,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                SERIES B2                                                        6.40      03/01/2029          106,518
      140,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                SERIES D2                                                        6.30      03/01/2029          140,844
    2,500,000   ST LOUIS MO LAMBERT ST LOUIS INTERNATIONAL SERIES B (AIRPORT
                REVENUE, FGIC INSURED)                                           6.00      07/01/2011        2,597,975
    3,955,000   ST. LOUIS COUNTY MO HOUSING AUTHORITY OAKMONT HATHAWAY &
                BRIGHTON SERIES A PUTTABLE (HFFA REVENUE, FNMA INSURED)SS        4.55      05/01/2031        4,067,638
    2,750,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B
                (AIRPORT REVENUE, FGIC INSURED)                                  6.00      07/01/2013        2,846,965
                                                                                                            23,281,201
                                                                                                        --------------
MONTANA: 0.68%
      135,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                 5.00      06/01/2011          133,835
      310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                 5.00      06/01/2012          301,847
      150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                 5.00      06/01/2012          146,055
    4,500,000   FORSYTH MT SERIES A (IDR)+/-ss                                   5.20      05/01/2033        4,499,910
    1,000,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE
                PROJECT (HCFR, AMBAC INSURED)                                    5.38      09/01/2011        1,054,120
      270,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                     4.20      12/01/2013          272,884
                                                                                                             6,408,651
                                                                                                        --------------
NEBRASKA: 0.60%
      640,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)        4.65      06/15/2012          645,562
    1,810,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES 4 (UTILITIES
                REVENUE)                                                         5.00      12/01/2011        1,681,689
    3,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (OTHER
                REVENUE)                                                         5.00      12/01/2012        2,700,870
      620,000   O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)     6.25      09/01/2012          638,798
                                                                                                             5,666,919
                                                                                                        --------------
NEVADA: 0.38%
    1,145,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                AMBAC INSURED)                                                   5.25      06/01/2011        1,164,339
    1,195,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                AMBAC INSURED)                                                   5.25      06/01/2012        1,216,940

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
NEVADA (continued)
$   1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                AMBAC INSURED)                                                   5.25%     06/01/2013   $    1,238,046
                                                                                                             3,619,325
                                                                                                        --------------
NEW JERSEY: 0.82%
    2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                         5.00      06/15/2012        1,962,780
      250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX
                REVENUE)                                                         5.63      06/15/2019          213,443
    2,615,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (TAX
                REVENUE)                                                         5.38      06/15/2014        2,484,328
       85,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                REVENUE                                                          5.63      06/15/2017           76,025
       90,000   NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)            4.80      08/01/2021           90,020
      995,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                SERIES A (OTHER REVENUE, AMBAC INSURED)                          5.20      06/01/2013        1,005,836
      100,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                GENERAL (TOLL ROAD REVENUE)                                      6.20      01/01/2010          103,298
      670,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
                APARTMENTS PROJECT SERIES A (MFHR, JPMORGAN CHASE BANK
                LOC)+/-ss                                                        4.10      03/15/2040          675,682
    1,160,000   SOUTH JERSEY PORT CORPORATION MARINE TERMINAL SERIES O-3
                (AIRPORT REVENUE, GUARANTEE AGREEMENT)                           4.50      01/01/2015        1,113,878
                                                                                                             7,725,290
                                                                                                        --------------
NEW MEXICO: 2.90%
      320,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT               3.70      04/01/2010          320,890
      455,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY                            4.05      07/01/2026          399,604
   10,440,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA     4.20      07/01/2028       10,164,175
    4,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY RIVERWALK APARTMENTS
                SERIES C (HOUSING REVENUE, FNMA)+/-ss                            5.00      07/01/2031        4,184,640
      995,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS IA2 (SFMR,
                GNMA)                                                            5.60      01/01/2039          932,962
    5,500,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2
                (HOUSING REVENUE, GNMA INSURED)                                  4.38      07/01/2033        5,547,300
      395,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2
                (HOUSING REVENUE LOC)                                            7.10      09/01/2030          403,828
      685,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2
                (HOUSING REVENUE LOC)                                            6.75      09/01/2029          698,392
      245,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2
                (HOUSING REVENUE LOC)                                            6.80      03/01/2031          249,890
    4,340,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SOMBRA DEL OSO
                APARTMENTS SERIES B (HOUSING REVENUE, FNMA)+/-ss                 5.00      07/01/2031        4,540,334
                                                                                                            27,442,015
                                                                                                        --------------
NEW YORK: 2.90%
    2,050,000   AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN
                INSURED)+/-ss                                                    4.20      10/01/2031        2,057,483
    1,455,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)+/-ss         4.25      11/01/2037        1,433,262
   13,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK SUB-SERIES
                E-1 (TRANSPORTATION REVENUE, FORTIS BANQUE LOC)+/-ss             5.00      11/01/2035       13,000,000
      450,000   METROPOLITAN TRANSPORTATION AUTHORITY SERIES H
                (TRANSPORTATION REVENUE)                                         5.25      11/15/2011          479,295
      265,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C       5.63      11/01/2010          270,970
      205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                PROGRAM F1 (IDR, ACA INSURED)                                    4.30      07/01/2010          195,591
    1,070,000   NEW YORK CITY IDA YANKEE STADIUM (OTHER REVENUE, GUARANTEE
                AGREEMENT)##                                                     3.68      03/01/2012          961,962
    2,755,000   NEW YORK CITY IDA YANKEE STADIUM (OTHER REVENUE, GUARANTEE
                AGREEMENT)##                                                     4.07      03/01/2013        2,353,156
    1,390,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A                                             5.00      12/01/2016        1,162,012
       95,000   NEW YORK TOBACCO SETTLEMENT FINANCING CORPORATION SERIES A-1
                (OTHER REVENUE)                                                  5.50      06/01/2016           96,146

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
NEW YORK (continued)
$   1,750,000   NIAGARA FALLS NY BRIDGE COMMISSION SERIES B (TOLL ROAD
                REVENUE, FGIC INSURED)                                            5.25%    10/01/2015   $    1,828,313
      520,000   NIAGARA NY FRONTIER TRANSIT AUTHORITY BUFFALO NIAGARA
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA
                INSURED)                                                          5.75     04/01/2011          525,788
      325,000   ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                PROGRAM G1 (IDR, ACA INSURED)                                     4.35     07/01/2011          299,725
       50,000   SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1              6.88     07/01/2010           49,110
    2,600,000   TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B1C (OTHER
                REVENUE)                                                          5.50     06/01/2017        2,644,824
                                                                                                            27,357,637
                                                                                                        --------------
NORTH CAROLINA: 0.97%
      195,000   NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP
                SERIES 14A (HOUSING REVENUE, AMBAC INSURED)                       4.35     01/01/2028          186,560
    7,500,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                SYSTEM SERIES E1 (NURSING HOME REVENUE)+/-ss                      5.75     12/01/2036        7,635,750
    1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)               5.38     12/01/2010        1,307,788
                                                                                                             9,130,098
                                                                                                        --------------
NORTH DAKOTA: 0.35%
    1,000,000   CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING
                HOME REVENUE, MBIA INSURED)                                       5.50     06/01/2011        1,001,900
    1,025,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR,
                MBIA INSURED)                                                     5.40     08/15/2011        1,028,383
    1,310,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR,
                MBIA INSURED)                                                     5.40     08/15/2012        1,313,524
                                                                                                             3,343,807
                                                                                                        --------------
OHIO: 2.79%
    1,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED PREPAYMENT SERIES
                A (ELECTRIC REVENUE)                                              5.00     02/01/2010          997,210
       50,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
                (EXCISE TAX REVENUE)                                              4.25     06/01/2011           48,076
    2,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
                (OTHER REVENUE)                                                   5.00     06/01/2011        1,953,000
    1,000,000   BUCKEYE TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A 1
                (TAX REVENUE)                                                     5.00     06/01/2012          954,580
    3,000,000   CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN (HOUSING
                REVENUE)                                                          4.00     08/28/2009        3,018,480
    1,805,000   LAKE COUNTY OH HOSPITAL SYSTEM SERIES C (HOSPITAL REVENUE)        4.00     08/15/2011        1,754,839
    5,500,000   MONTGOMERY OH CATHOLIC HEALTH INITIATIVES SERIES D (HOSPITAL
                REVENUE)+/-ss                                                     5.25     10/01/2038        5,674,735
    1,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY AIR QUALITY
                DEVELOPMENT AUTHORITY POWER PROJECT (POLLUTION CONTROL
                REVENUE, MBIA INSURED)+/-ss                                       4.85     08/01/2040        1,508,760
    4,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY OHIO POWER (POWER
                REVENUE)+/-ss                                                     7.13     06/01/2041        4,519,035
    3,000,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION FIRST
                ENERGY SERIES B (POLLUTION CONTROL REVENUE)+/-ss                  5.25     03/01/2023        3,005,160
    1,000,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                CLEVELAND CLINIC HEALTH SERIES A (HOSPITAL REVENUE)               5.00     01/01/2014        1,068,680
    1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                CLEVELAND CLINIC HEALTH SERIES A (HOSPITAL REVENUE)               4.00     01/01/2013        1,810,935
                                                                                                            26,313,490
                                                                                                        --------------
OKLAHOMA: 1.62%
    1,530,000   CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR,
                ACA INSURED)++                                                    4.10     12/01/2011        1,500,899
    2,550,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                       5.38     12/01/2017        2,197,208
      663,084   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                  6.25     08/15/2014          703,718

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
OKLAHOMA (continued)
$   1,000,000   GRAND RIVER DAM AUTHORITY (ELECTRIC REVENUE, AMBAC INSURED)       6.25%    06/01/2011   $    1,069,160
    1,865,000   MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY EDUCATIONAL
                FACILITIES LEASE REVENUE BLANCHARD PUBLIC SCHOOL PROJECT
                (LEASE REVENUE)                                                   4.25     09/01/2014        1,896,537
    4,490,000   MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL FACILITIES
                MUSKOGEE PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
                AGREEMENT)                                                        4.25     09/01/2012        4,771,927
      285,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC SCHOOL
                PROJECT (LEASE REVENUE)                                           4.00     09/01/2014          286,371
    3,000,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PUBLIC SERVICE
                COMPANY OKLAHOMA PROJECT (IDR)                                    5.25     06/01/2014        2,916,570
                                                                                                            15,342,390
                                                                                                        --------------
OREGON: 0.72%
    5,000,000   PORT OF MORROW OR POLLUTION CONTROL PORTLAND GENERAL
                SERIES A (IDR)+/-ss                                               5.20     05/01/2033        5,005,150
    1,915,000   WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
                SERIES B (ELECTRIC REVENUE)                                       5.00     01/01/2012        1,761,302
                                                                                                             6,766,452
                                                                                                        --------------
OTHER: 0.05%
      500,000   CHARTER MAC EQUITY ISSUER TRUST PUTTABLESS++                      7.10     06/30/2009          501,145
                                                                                                        --------------
PENNSYLVANIA: 5.14%
      200,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)             6.00     01/01/2013          203,912
      930,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                PITTSBURGH MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC
                INSURED)                                                          5.40     08/15/2009          933,822
    1,090,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST PENN
                ALLEGHENY HEALTH SYSTEM SERIES A (HCFR)                           5.00     11/15/2011          982,297
    1,495,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A            5.25     10/01/2010        1,484,610
    1,870,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A            5.63     10/01/2015        1,713,780
    4,325,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)      6.10     07/01/2013        4,169,343
    5,000,000   DELAWARE VALLEY REGIONAL FINANCIAL AUTHORITY (OTHER REVENUE)      5.50     07/01/2012        5,432,600
    2,235,000   GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
                REVENUE, FIRST SECURITY BANK LOC)                                 4.50     02/15/2013        2,239,247
    8,080,000   HARRISBURG AUTHORITY SERIES D-1 (OTHER REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                           6.75     12/01/2033        8,354,962
    3,250,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                APPRECIATION LIMITED OBLIGATION SERIES C##                        5.04     12/15/2010        2,985,743
    2,700,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                7.00     11/01/2018        3,030,480
      850,000   MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL
                PROJECT (HFFA REVENUE, ACA INSURED)                               5.00     10/01/2010          837,386
      675,000   MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)      5.00     11/15/2009          669,418
    1,900,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (ECONOMIC
                DEVELOPMENT REVENUE, AMBAC INSURED)                               5.00     12/01/2015        1,717,030
    7,800,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                AUTHORITY)                                                        4.20     07/01/2009        7,818,408
    1,110,000   PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC INSURED)          5.50     06/15/2016        1,107,614
    2,265,000   PHILADELPHIA PARKING AUTHORITY (AIRPORT REVENUE)                  5.00     09/01/2012        2,340,764
    2,405,000   PHILADELPHIA SCHOOL DISTRICT SERIES E (PROPERTY TAX
                REVENUE, STATE AID WITHHOLDING)                                   5.00     09/01/2011        2,566,303
                                                                                                            48,587,719
                                                                                                        --------------
PUERTO RICO: 2.06%
      310,000   CHILDREN'S TRUST FUND PUERTO RICO                                 4.00     05/15/2010          305,099
    3,145,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)         5.50     07/01/2011        3,123,740
      215,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (ELECTRIC
                REVENUE, MBIA INSURED)                                            5.25     07/01/2014          214,738

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
PUERTO RICO (continued)
$   5,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-ss                            1.48%    07/01/2029   $    2,406,250
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                (POWER REVENUE)                                                   5.00     07/01/2011        1,514,535
    4,000,000   PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING
                REVENUE)                                                          4.75     10/01/2011        3,899,480
    1,280,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES
                TAX REVENUE, MBIA INSURED)                                        5.50     07/01/2013        1,283,238
    1,020,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC
                (TOLL ROAD REVENUE)                                               5.00     07/01/2012          992,093
    1,695,000   PUERTO RICO HOUSING PUBLIC FINANCE CORPORATION COMMONWEALTH
                APPROPRIATION SERIES A (LEASE REVENUE, FGIC INSURED)+/-ss         5.25     08/01/2031        1,651,455
    4,125,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                SERIES M (LEASE REVENUE)                                          5.50     07/01/2011        4,097,115
                                                                                                            19,487,743
                                                                                                        --------------
RHODE ISLAND: 0.04%
      365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                (HOUSING REVENUE)                                                 4.50     09/01/2009          369,986
                                                                                                        --------------
SOUTH CAROLINA: 1.72%
    1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                       10.41     01/01/2027          222,872
    3,435,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                       10.41     01/01/2028          512,330
   18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                       10.11     01/01/2037        1,182,053
   14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B##                                                       10.11     01/01/2038          851,005
      190,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A      5.50     04/01/2011          177,977
    2,010,000   ORANGEBURG COUNTY SC ORANGEBURG JOINT GOVERNMENT ACTION
                AUTHORITY (HCFR, MBIA INSURED)                                    5.00     04/01/2011        2,002,302
    1,100,000   ORANGEBURG JOINT GOVERNMENTAL ACTION AUTHORITY ORANGEBURG
                COUNTY SC PROJECT (SALES TAX REVENUE, MBIA INSURED)               5.00     10/01/2013        1,057,056
    6,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)+/-ss                                    1.32     08/01/2039        5,980,000
    2,380,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                RURAL HOUSING APARTMENTS SERIES B (HOUSING REVENUE, GIC
                RABOBANK NEDERLAND LOC)                                           4.13     10/01/2009        2,391,353
    2,000,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (OTHER
                REVENUE)                                                          5.00     06/01/2018        1,910,160
                                                                                                            16,287,108
                                                                                                        --------------
SOUTH DAKOTA: 0.14%
      830,000   LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)               5.15     05/01/2014          717,419
      260,000   SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                    4.50     04/01/2009          260,000
      350,000   SOUTH DAKOTA EDFA MCFLEEG PROJECT B                               4.38     04/01/2011          352,118
                                                                                                             1,329,537
                                                                                                        --------------
TENNESSEE: 5.47%
    3,000,000   CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION (UTILITIES
                REVENUE)                                                          5.00     12/15/2011        2,703,090
    2,735,000   CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION (UTILITIES
                REVENUE)                                                          5.00     12/15/2012        2,376,141
    1,200,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                FACILITIES REVENUE, MBIA INSURED)                                 7.75     07/01/2029        1,390,944
   11,650,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES SERIES B
                (HOSPITAL REVENUE)                                                8.00     07/01/2033       13,570,270
   10,700,000   JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD FIRST
                MORTGAGE-MTN STATES HEALTH SERIES A (HFFA REVENUE)                7.50     07/01/2033       12,222,075
    3,750,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                FACILITIES REVENUE, MBIA INSURED)                                 7.50     07/01/2033        4,283,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
TENNESSEE (continued)
$   1,135,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                UNIVERSITY HEALTH SYSTEMS INCORPORATED (HEALTH FACILITIES
                FINANCING AUTHORITY REVENUE)                                       4.13%   04/01/2011   $    1,110,427
      200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
                (AIRPORT REVENUE, FGIC INSURED)                                    5.38    07/01/2013          201,580
    1,000,000   SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE,
                AMBAC INSURED)                                                     5.40    05/01/2011        1,000,380
    1,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                REVENUE)                                                           5.00    02/01/2011          945,620
   11,785,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES A (FUEL
                SALES TAX REVENUE)                                                 5.00    09/01/2011       10,923,988
    1,000,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                REVENUE)                                                           5.00    02/01/2010          976,320
                                                                                                            51,704,273
                                                                                                        --------------
TEXAS: 8.15%
   10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A            5.00    08/15/2034       10,044,400
       50,000   DENISON TX HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING
                REVENUE, HUD INSURED)                                              5.00    10/01/2009           49,864
       85,000   DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS
                PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                         9.00    01/01/2010           89,647
    1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                      5.00    10/01/2011        1,256,954
       10,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)        5.00    10/01/2012           10,324
      440,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                APARTMENTS PROJECT (HOUSING REVENUE LOC)                           3.88    01/01/2010          445,095
    1,250,000   HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT CORPORATION
                MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (NURSING HOME
                REVENUE, MBIA INSURED)                                             6.00    06/01/2012        1,296,388
    3,000,000   HOUSTON TX FIRST LIEN SERIES C (WATER REVENUE, AMBAC
                INSURED)+/-ss                                                      5.00    05/15/2034        3,106,470
    2,500,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
                INSURED)+/-ss                                                      5.00    05/15/2034        2,588,725
      995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
                INSURED)                                                           6.75    06/01/2033        1,014,870
    3,765,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT # 1 TEXAS CENTER
                COMPANY PROJECT (OTHER REVENUE)+/-ss                               5.13    06/01/2030        3,776,973
    1,589,000   MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL OWNERSHIP
                SERIES 14 PARK ROW HOUSTON TX HFC PUTTABLE (MFHR, GUARANTEE
                AGREEMENT)SS                                                       5.75    11/01/2034        1,469,364
    5,165,000   MUNIMAE TRUST SERIES 2001-9 CLASS A+/-                             3.90    08/24/2009        5,220,007
    8,500,000   NORTH TX TOLLWAY AUTHORITY FIRST TIER SERIES E2 (TOLL ROAD
                REVENUE)+/-ss                                                      5.25    01/01/2038        8,775,825
    9,600,000   NORTH TX TOLLWAY AUTHORITY SERIES E1 (OTHER REVENUE)+/-ss          5.00    01/01/2038        9,729,408
    3,250,000   NORTH TX TOLLWAY AUTHORITY FIRST TIER SERIES G (TOLL ROAD
                REVENUE)+/-ss                                                      5.00    01/01/2038        3,293,810
    3,000,000   NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES H (TOLL
                ROAD REVENUE)+/-ss                                                 5.00    01/01/2043        3,063,300
    1,170,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT
                SERIES B (HOUSING REVENUE LOC)                                     6.38    10/01/2011        1,174,540
    3,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION GAS SUPPLY
                REVENUE (UTILITIES REVENUE)                                        5.00    08/01/2011        3,269,560
      310,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
                INSURED)                                                           6.00    09/01/2010          323,175
    3,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)+/-ss       3.63    12/01/2027        3,070,770
    4,315,000   SAN ANTONIO TX GONZALEZ HOTEL OCCUPANCY (OTHER REVENUE, FGIC
                INSURED)##                                                         2.64    08/15/2011        4,054,331
    1,615,000   SPRING TX INDEPENDENT SCHOOL DISTRICT SCHOOL HOUSE SERIES
                2005 CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)+/-ss                                                          5.00    08/15/2029        1,628,679
      395,000   STATE OF TEXAS AFFORDABLE HOUSING CORPORATION (STATE AGENCY
                HOUSING REVENUE, GNMA INSURED)                                     5.50    09/01/2038          388,005
      400,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                A (UTILITIES REVENUE)                                              5.00    12/15/2012          347,516
    5,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                A (UTILITIES REVENUE)                                              5.00    12/15/2015        3,829,350
    2,220,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                D (UTILITIES REVENUE)                                              5.63    12/15/2017        1,663,712

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
TEXAS (continued)
$   2,000,000   TEXAS TRANSPORTATION COMMISSION FIRST TIER (TOLL ROAD
                REVENUE)+/-ss                                                      5.00%   08/15/2042   $    2,004,140
                                                                                                            76,985,202
                                                                                                        --------------
UTAH: 0.08%
       50,000   UTAH HOUSING CORPORATION SERIES D CLASS 1 (SFMR)                   2.95    07/01/2033           44,951
      790,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY
                SERIES A (OTHER REVENUE)                                           5.13    06/15/2017          680,174
                                                                                                               725,125
                                                                                                        --------------
VIRGIN ISLANDS: 0.15%
    1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                          5.50    10/01/2014        1,446,420
                                                                                                        --------------
VIRGINIA: 0.79%
    1,900,000   AMELIA COUNTY VA IDA+/-ss                                          4.80    04/01/2027        1,864,736
    1,500,000   KING GEORGE COUNTY VA IDA WASTE MANAGEMENT INCORPORATED
                SERIES A (IDR)                                                     4.10    06/01/2023        1,497,630
    3,500,000   MARQUIS CDA VA (OTHER REVENUE)                                     5.10    09/01/2013        3,138,345
      395,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
                (COLLEGE & UNIVERSITY REVENUE)                                     4.50    06/01/2012          401,976
      535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY
                PROJECT (COLLEGE & UNIVERSITY REVENUE)                             5.00    06/01/2014          541,762
                                                                                                             7,444,449
                                                                                                        --------------
WASHINGTON: 2.04%
    3,000,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01
                (SPECIAL TAX REVENUE)                                              5.00    08/01/2011        2,894,970
    2,285,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BOND ANTICIPATION
                NOTES # 2007-01 (SPECIAL FACILITIES REVENUE)                       4.75    08/01/2011        2,221,546
      485,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                       5.13    09/01/2009          485,194
      500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                          5.25    12/01/2015          471,470
      260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                INSURED)                                                           4.25    12/01/2011          270,096
      200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                INSURED)                                                           4.25    12/01/2012          207,352
      185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                INSURED)                                                           4.25    12/01/2013          190,606
      395,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                (OTHER REVENUE, ACA INSURED)                                       5.80    12/01/2015          280,316
      575,000   QUINCY WA WATER & SEWER REVENUE                                    4.75    11/01/2009          580,261
      500,000   SKAGIT COUNTY PUBLIC HOSPITAL DISTRICT # 1 (HOSPITAL REVENUE)      5.50    12/01/2013          482,625
      145,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT # 3 SERIES A          6.00    06/01/2010          143,544
    1,420,000   SPOKANE WA PUBLIC FACILITIES DISTRICT SERIES A (TAX REVENUE,
                MBIA INSURED)                                                      5.00    12/01/2011        1,453,271
      200,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED                       5.25    06/01/2009          200,010
   10,230,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                       6.50    06/01/2026        9,283,827
       95,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR
                PROJECT # 1 SERIES B (ELECTRIC REVENUE)                            7.25    07/01/2009           96,614
                                                                                                            19,261,702
                                                                                                        --------------
WEST VIRGINIA: 0.45%
      545,000   BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                    4.55    10/01/2014          505,019
      900,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER REVENUE)           4.38    10/01/2011          891,612
      200,000   KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                  7.38    09/01/2011          229,778
      175,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                  7.00    10/01/2010          184,256
    2,400,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY POLLUTION
                CONTROL SERIES D (POLLUTION CONTROL REVENUE)                       4.85    05/01/2019        2,306,592

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL                             SECURITY NAME                            RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WEST VIRGINIA (continued)
$     170,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                PROGRAM (SEWER REVENUE)                                            7.10%   11/01/2009   $      176,625
                                                                                                             4,293,882
                                                                                                        --------------
WISCONSIN: 6.47%
    2,135,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                       5.75    06/01/2011        2,307,188
   10,000,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                       6.38    06/01/2032       11,201,500
      715,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)                           5.00    06/01/2009          719,347
    7,460,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)                           6.00    06/01/2017        8,322,301
   20,725,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)                           6.13    06/01/2027       22,398,337
    2,875,000   FREEDOM WI SANITATION DISTRICT # 1 BOND ANTICIPATION NOTES
                (OTHER REVENUE)                                                    4.90    06/01/2011        2,880,491
    2,000,000   KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                  4.75    03/01/2011        2,000,000
    2,500,000   MARSHFIELD WI SERIES C (ELECTRIC REVENUE)                          4.00    12/01/2010        2,541,000
      650,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                          5.20    12/01/2009          648,921
        5,000   STEVENS POINT WI CDA SECTION 8                                     6.50    09/01/2009            5,123
      200,000   WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
                CLASS A                                                            4.50    08/15/2009          198,818
      790,000   WISCONSIN HEFA THREE PILLARS COMMUNITIES                           5.00    08/15/2010          798,801
    2,550,000   WISCONSIN HEFA UNITED HEALTH GROUP INCORPORATED SERIES B
                (HCFR, MBIA INSURED)                                               5.50    12/15/2016        2,550,689
    2,420,000   WISCONSIN HEFA WHEATON FRANCISCAN SERVICES INCORPORATED
                (HCFR, MBIA INSURED)                                               6.10    08/15/2009        2,420,024
      825,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                (OTHER REVENUE, AMBAC INSURED)                                     5.88    11/01/2016          841,211
    1,250,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F        5.20    07/01/2018        1,247,521
                                                                                                            61,081,272
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $969,745,536)                                                          949,246,169
                                                                                                        --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 0.23%
MUTUAL FUNDS: 0.23%
    2,181,265   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                TRUST~+++                                                                                    2,181,265
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,181,265)                                                               2,181,265
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $971,926,801)*                                                             100.71%                $  951,427,434
OTHER ASSETS AND LIABILITIES, NET                                                 (0.71)                    (6,693,199)
                                                                                 ------                 --------------
TOTAL NET ASSETS                                                                 100.00%                $  944,734,235
                                                                                 ------                 --------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND


(i)  ILLIQUID SECURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,181,265.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $971,926,801 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 10,740,953
GROSS UNREALIZED DEPRECIATION                 (31,240,320)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(20,499,367)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 94.58%
ALABAMA: 0.96%
$   8,000,000   CHATOM INDUSTRIAL DEVELOPMENT BOARD (ELECTRIC REVENUE,
                GUARANTEE AGREEMENT)SS+/-                                         4.25%    08/01/2037   $    7,994,080
    1,500,000   CHATOM INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY COOP
                PROJECTS SERIES A (ELECTRIC REVENUE, GUARANTEE AGREEMENT)
                SS+/-                                                             6.00     11/15/2038        1,500,000
    2,380,000   COUNTY OF JEFFERSON AL SERIES B 8 (OTHER REVENUE, FIRST
                SECURITY BANK LOC)                                                5.25     02/01/2012        2,100,469
    3,550,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                MBIA INSURED)                                                     5.75     10/01/2012        3,611,735
      250,000   JEFFERSON AL SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)       5.00     04/01/2009          250,000
    3,000,000   JEFFERSON AL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)        5.00     04/01/2009        3,000,000
    2,450,000   LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS BANK LOC)         4.00     08/01/2010        2,436,378
                                                                                                            20,892,662
                                                                                                        --------------
ALASKA: 1.09%
    9,800,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES A (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)SS+/-                                           0.99     04/01/2034        9,604,000
   12,420,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)SS+/-                                           0.99     04/01/2034       12,171,600
    2,475,000   ALASKA NORTHERN TOBACCO SECURITIZATION CORPORATION SERIES A
                (OTHER REVENUE)                                                   4.63     06/01/2023        2,023,412
                                                                                                            23,799,012
                                                                                                        --------------
ARIZONA: 1.85%
    8,650,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A (HOSPITAL REVENUE)SS+/-                         1.57     02/01/2042        6,833,500
    6,300,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS+/-                         1.42     02/01/2042        4,969,125
    2,000,000   COCHISE COUNTY POLLUTION CONTROL CORPORATION ARIZONA
                ELECTRIC POWER COOPERATIVE INCORPORATED PROJECT \
                (OTHER REVENUE, GUARANTEE AGREEMENT)SS+/-                         4.40     09/01/2024        1,998,560
    2,000,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                INCOME PROJECT (SOLID WASTE REVENUE)SS+/-                         7.00     12/01/2031        2,007,500
   11,965,000   MARICOPA COUNTY IDA CATHOLIC HEALTH CARE WEST SERIES A
                (HOSPITAL REVENUE, MBIA INSURED)                                  5.75     07/01/2011       11,976,845
    5,075,000   MARICOPA COUNTY POLLUTION CONTROL CORPORATION EL PASO
                ELECTRIC COMPANY SERIES B (ELECTRIC REVENUE, FGIC INSURED)
                SS+/-                                                             6.97     07/01/2040        5,075,000
    4,000,000   MOHAVE COUNTY IDA MOHAVE PRISON LLC EXPANSION PROJECT (OTHER
                REVENUE)                                                          6.75     05/01/2012        4,081,920
    1,450,000   YAVAPAI AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT (OTHER
                REVENUE)SS+/-                                                     4.00     06/01/2027        1,405,862
    2,000,000   YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT
                SERIES A2 (OTHER REVENUE)SS+/-                                    4.25     03/01/2028        1,956,160
                                                                                                            40,304,472
                                                                                                        --------------
ARKANSAS: 0.10%
       90,000   ARKANSAS DEVELOPMENT FINANCE AUTHORITY MORTGAGE-BACKED
                SECURITIES PROGRAM SERIES D (SFHR, GNMA)                          4.80     07/01/2032           87,634
      250,000   LITTLE ROCK HEALTH FACILITIES BOARD BAPTIST HEALTH BRIDGE
                PROJECT (HOSPITAL REVENUE)                                        5.00     09/01/2010          256,265
    1,260,000   NORTH LITTLE ROCK HEALTH FACILITIES BOARD BAPTIST HEALTH
                SERIES B (HOSPITAL REVENUE)                                       5.00     12/01/2010        1,295,771
      595,000   SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)        4.00     07/01/2027          553,511
                                                                                                             2,193,181
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
CALIFORNIA: 13.12%
$   9,740,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                AMBAC INSURED)SS+/-(m)(n)                                        12.00%    11/01/2034   $    9,740,000
    1,630,000   CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE PUTTABLE (HFFA
                REVENUE)SS                                                        4.45     07/01/2026        1,624,866
      100,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)       4.70     08/01/2016          101,094
    2,375,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES A (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)SS+/-                            6.15     07/01/2009        2,375,000
   31,320,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES B (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)SS+/-                            6.15     07/01/2016       31,320,000
      600,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES C (HOSPITAL
                REVENUE, MBIA INSURED)SS+/-                                       6.15     07/01/2020          600,000
    7,000,000   CALIFORNIA HFFA SAN DIEGO HOSPITAL SERIES A (HOSPITAL
                REVENUE, MBIA INSURED)SS+/-(m)(n)                                 1.08     07/15/2018        7,000,000
   23,285,000   CALIFORNIA HFFA SOUTHERN CALIFORNIA PRESBYTIAN (HOSPITAL
                REVENUE, MBIA INSURED)SS+/-                                       6.00     12/01/2028       23,285,000
    1,840,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES A (HOUSING REVENUE,
                GENERAL OBLIGATION OF AUTHORITY)SS+/-                             6.25     08/01/2035        1,840,000
    1,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY WASTE
                SERVICES INCORPORATED SERIES A (OTHER REVENUE)SS+/-               4.50     06/01/2018          975,000
   50,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                REVENUE, FIRST SECURITY BANK LOC)SS+/-                            6.25     05/01/2016       50,000,000
   40,000,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE,
                FORTIS BANQUE LOC)SS+/-                                           5.50     05/01/2040       40,000,000
    1,600,000   CALIFORNIA STATEWIDE CDA SUTTER HEALTH OBLIGATED GROUP
                (LEASE REVENUE, MBIA INSURED)                                     5.50     08/15/2009        1,605,696
    2,100,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL
                ROAD REVENUE)                                                     5.25     07/15/2010        2,051,574
    4,700,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A-1
                (OTHER REVENUE)                                                   4.00     06/01/2010        4,625,176
    1,260,000   LONG BEACH BOND FINANCE AUTHORITY SERIES A (OTHER REVENUE)        5.00     11/15/2010        1,198,399
    9,500,000   NORTHERN CA GAS AUTHORITY # 1 (OTHER REVENUE)SS+/-                1.56     07/01/2017        5,415,000
   10,000,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)SS+/-            1.41     07/01/2013        8,100,000
    2,800,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)SS+/-            1.59     07/01/2019        1,484,000
    5,700,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINED SAVERS
                & RIBS (SALES TAX REVENUE)                                        6.20     02/14/2011        5,766,576
    1,000,000   ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE, MBIA INSURED)       5.50     07/01/2011        1,003,480
    8,650,000   PALOMAR POMERADO HEALTH CARE DISTRICT SERIES A (HOSPITAL
                REVENUE, FIRST SECURITY BANK LOC)SS+/-(m)                         4.90     11/01/2036        8,650,000
   24,490,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITYSS+/-                 4.13     08/01/2037       24,436,857
      500,000   ROSEVILLE NATURAL GAS FINANCE AUTHORITY (OTHER REVENUE)           4.00     02/15/2010          483,620
    2,525,000   SAN BERNARDINO COUNTY CA HOUSING AUTHORITY EQUITY
                RESIDENTIAL REDLANDS SERIES A (HOUSING REVENUE)SS+/-              5.20     06/15/2029        2,524,243
   11,060,000   VERNON CA NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT
                SUBSERIES A-1 (OTHER REVENUE, MBIA INSURED)SS+/-                  5.00     08/01/2021       11,117,180
   15,975,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT
                SERIES A3 (UTILITIES REVENUE, MBIA INSURED)SS+/-                  5.00     08/01/2021       16,057,591
   14,800,000   VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B
                (OTHER REVENUE, MBIA INSURED)SS+/-                                7.50     08/01/2021       14,800,000
    3,610,000   VERNON NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT
                SUBSERIES A-2 (OTHER REVENUE, MBIA INSURED)SS+/-                  5.00     08/01/2021        3,628,664
    3,310,000   VERNON NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT
                SUBSERIES A-4 (OTHER REVENUE, MBIA INSURED)SS+/-                  5.00     08/01/2021        3,327,444
                                                                                                           285,136,460
                                                                                                        --------------
COLORADO: 0.47%
      119,969   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                (HOUSING REVENUE LOC)                                             5.25     11/01/2019          120,921
    4,715,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2 (OTHER
                REVENUE, MBIA INSURED)SS+/-                                       5.00     09/01/2039        4,753,097
    1,370,000   DENVER CO CITY & COUNTY RENTAL CAR PROJECT SERIES A (OTHER
                REVENUE, MBIA INSURED)                                            6.00     01/01/2011        1,386,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND


                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
COLORADO (continued)
$   1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY COLORADO SERIES A2 (ECONOMIC
                DEVELOPMENT REVENUE, MBIA INSURED)SS+/-                           5.00%    09/01/2039   $    1,498,545
    2,225,000   E-470 PUBLIC HIGHWAY AUTHORITY SERIES A (TOLL ROAD REVENUE,
                MBIA INSURED)                                                     5.00     09/01/2010        2,353,494
                                                                                                            10,112,127
                                                                                                        --------------
CONNECTICUT: 2.47%
   13,915,000   CONNECTICUT HFA HOUSING MANAGEMENT FINANCE SUBSERIES D-4
                (HOUSING REVENUE, AMBAC INSURED)SS+/-                             6.25     11/15/2034       13,915,000
    7,580,000   CONNECTICUT HFA HOUSING MANAGEMENT FINANCE SUBSERIES D-6
                (HOUSING REVENUE, AMBAC INSURED)SS+/-                             6.25     05/15/2028        7,580,000
   11,850,000   CONNECTICUT HFA HOUSING MORTGAGE PROGRAM SUB-SERIES B-4
                (HOUSING REVENUE, AMBAC INSURED)SS+/-                             6.25     11/15/2034       11,850,000
      500,000   CONNECTICUT STATE BRADLEY INTERNATIONAL AIRPORT SERIES A
                (LEASE REVENUE, ACA INSURED)                                      6.13     07/01/2010          493,295
   15,000,000   CONNECTICUT STATE DEVELOPMENT AUTHORITY (POLLUTION CONTROL
                REVENUE)SS+/-                                                     5.25     05/01/2031       15,014,400
    4,885,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
                (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED)SS+/-             4.15     07/01/2037        4,885,000
                                                                                                            53,737,695
                                                                                                        --------------
DISTRICT OF COLUMBIA: 0.74%
    1,855,000   DISTRICT OF COLUMBIA CHILDRENS HOSPITAL SERIES A (HOSPITAL
                REVENUE, FGIC INSURED)                                            6.25     07/15/2010        1,857,597
   14,325,000   DISTRICT OF COLUMBIA SERIES D-2 (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)SS+/-                                           2.50     06/01/2026       14,325,000
                                                                                                            16,182,597
                                                                                                        --------------
FLORIDA: 6.10%
   15,595,000   ALACHUA COUNTY HEALTH FACILITIES AUTHORITY SHANDS HOSPITAL
                AT THE UNIVERSITY OF FLORIDA (HOSPITAL REVENUE, MBIA
                INSURED)                                                          6.00     12/01/2011       15,612,622
    2,000,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION
                LIMITED PROJECT (HOUSING REVENUE, GIC RABOBANK NEDERLAND
                LOC)                                                              4.25     01/01/2012        2,002,820
    1,000,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                   4.80     11/01/2012          653,910
    3,600,000   BROWARD COUNTRY HFA GOLDEN VILLAS PROJECT SERIES A (OTHER
                REVENUE)                                                          5.00     04/01/2010        3,594,816
    2,200,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                           5.38     12/01/2009        2,229,282
    1,525,000   BROWARD FL PASSENGER FINANCIAL CONVENTION SERIES H-1
                (AIRPORT REVENUE, AMBAC INSURED)                                  5.25     10/01/2011        1,541,638
    3,100,000   BROWARD FL SERIES C (AIRPORT REVENUE, MBIA INSURED)               5.38     09/01/2011        3,114,942
   24,430,000   CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK
                ACCOUNT SERIES A (OTHER REVENUE, MBIA INSURED)                    5.00     03/01/2011       24,844,821
    1,245,000   CITIZENS PROPERTY INSURANCE CORPORATION SENIOR SECOND HIGH
                RISK ACCOUNT SERIES A (OTHER REVENUE, MBIA INSURED)               5.00     03/01/2010        1,259,766
    1,015,000   DADE COUNTY FL HFA SIESTA POINTE APARTMENTS SERIES A (MFHR,
                FHLMC)                                                            5.50     09/01/2012        1,016,167
    1,305,000   FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORPORATION
                SERIES A (OTHER REVENUE)                                          5.00     07/01/2010        1,331,739
    2,000,000   FLORIDA RURAL UTILITY FINANCING COMMISSION (OTHER REVENUE)        3.25     11/01/2011        2,010,600
    2,500,000   FLORIDA RURAL UTILITY FINANCING COMMISSION (OTHER REVENUE)        4.00     11/01/2011        2,524,050
    5,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (OTHER REVENUE,
                MBIA INSURED)                                                     5.00     07/01/2012        5,078,300
      890,000   GREATER ORLANDO AVIATION AUTHORITY (AIRPORT REVENUE, MBIA
                INSURED)                                                          5.75     10/01/2011          925,520
    1,000,000   GULF BREEZE FL (OTHER REVENUE)SS+/-                               5.00     12/01/2020          999,540
    2,375,000   GULF BREEZE FL (OTHER REVENUE)SS+/-                               5.00     12/01/2020        2,373,908
   28,075,000   GULF BREEZE FL (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                LOC)SS+/-                                                         5.00     12/01/2020       28,062,086
    3,500,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY SUNBELT
                ADVENTIST HEALTH SERIES A (HOSPITAL REVENUE)SS+/-                 5.85     11/15/2035        3,540,285

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
FLORIDA (continued)
$   2,405,000   HILLSBOROUGH COUNTY AVIATION AUTHORITY SERIES C (OTHER
                REVENUE, GUARANTEE AGREEMENT)                                     5.00%    10/01/2010   $    2,465,149
      825,000   HILLSBOROUGH COUNTY IDA HEALTH FACILITIES UNIVERSITY
                COMMUNITY HOSPITAL SERIES A (HOSPITAL REVENUE)                    4.00     08/15/2010          815,224
    4,000,000   LEE COUNTY FL (OTHER REVENUE, MBIA INSURED)                       5.25     10/01/2010        4,081,160
    4,850,000   LEE COUNTY FL (OTHER REVENUE, MBIA INSURED)                       5.50     10/01/2011        5,006,510
    1,100,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                PROJECT (HCFR)                                                    5.00     11/15/2009        1,096,480
    3,885,000   MIAMI DADE COUNTY HEALTH FACILITIES AUTHORITY MIAMI
                CHILDREN'S SERIES A (OTHER REVENUE, MBIA INSURED)SS+/-            4.13     08/01/2046        3,874,549
    2,800,000   MIAMI-DADE COUNTY IDA (OTHER REVENUE, GUARANTEE AGREEMENT)
                SS+/-                                                             5.40     08/01/2023        2,718,184
    3,350,000   MIAMI-DADE COUNTY SCHOOL BOARD SERIES A (LEASE REVENUE, FGIC
                INSURED)                                                          5.00     05/01/2011        3,507,149
    2,000,000   MIAMI-DADE FL SERIES C (AIRPORT REVENUE, MBIA INSURED)            5.25     10/01/2010        2,022,200
    1,155,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                SERIES B (HOUSING REVENUE)                                        4.13     07/01/2010        1,170,777
    3,075,000   TAMPA FL CATHOLIC HEALTH EAST SERIES A-1 (HOSPITAL REVENUE,
                MBIA INSURED)                                                     5.25     11/15/2011        3,127,152
                                                                                                           132,601,346
                                                                                                        --------------
GEORGIA: 3.12%
    4,000,000   ATLANTA GA SERIES C (AIRPORT REVENUE, FGIC INSURED)               6.25     01/01/2013        4,074,080
    8,500,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                (POWER REVENUE)SS+/-                                              4.38     10/01/2032        8,595,880
   12,000,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY POWER COMPANY PLANT
                VOGTLE PROJECT (POLLUTION CONTROL REVENUE)SS+/-                   4.95     11/01/2048       12,380,160
   14,110,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (OTHER REVENUE)     5.00     03/15/2012       13,653,542
    3,990,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.00     09/15/2010        3,776,336
    3,500,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.00     03/15/2011        3,440,360
    1,495,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.00     03/15/2013        1,416,737
    3,495,000   MAIN STREET NATURAL GAS INCORPORATED SERIES B
                (OTHER REVENUE)                                                   5.00     03/15/2010        3,376,065
    2,900,000   MAIN STREET NATURAL GAS INCORPORATED SERIES B (UTILITIES
                REVENUE)                                                          5.00     03/15/2013        2,470,771
    9,500,000   MONROE COUNTY DEVELOPMENT AUTHORITY OGLETHORPE POWER
                CORPORATION SERIES A (OTHER REVENUE)SS+/-                         6.50     01/01/2038        9,507,030
    5,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER
                SCHERER SERIES B (OTHER REVENUE, AMBAC INSURED)SS+/-              4.63     01/01/2036        5,111,050
                                                                                                            67,802,011
                                                                                                        --------------
GUAM: 0.60%
    5,720,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT
                REVENUE, MBIA INSURED)                                            5.00     10/01/2009        5,722,231
    6,050,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT
                REVENUE, MBIA INSURED)                                            5.00     10/01/2010        6,154,907
    1,240,000   GUAM POWER AUTHORITY SERIES A (POWER REVENUE, AMBAC INSURED)      5.25     10/01/2014        1,140,850
                                                                                                            13,017,988
                                                                                                        --------------
HAWAII: 0.04%
      795,000   STATE OF HAWAII SERIES B (FUEL SALES TAX REVENUE, FGIC
                INSURED)                                                          6.38     07/01/2012          820,154
                                                                                                        --------------
ILLINOIS: 5.42%
    2,430,000   BROADVIEW IL (SALES TAX REVENUE)                                  5.25     07/01/2012        2,339,288
    1,030,000   CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)                      5.25     01/01/2020        1,048,077
   20,000,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, ASSURED
                GUARANTY)SS+/-                                                    6.75     03/01/2036       20,000,000
   13,500,000   CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY
                TAX REVENUE)SS+/-                                                 3.54     06/01/2021       13,500,000
    2,065,000   CHICAGO IL BOARD OF EDUCATION DEDICATED SERIES D-1 (PROPERTY
                TAX REVENUE, ASSURED GUARANTY)SS+/-                               6.75     03/01/2012        2,065,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
ILLINOIS (continued)
$  33,600,000   CHICAGO IL BOARD OF EDUCATION SERIES C-1 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS+/-                            8.00%    03/01/2031   $   33,600,000
      925,000   COOK & WILL COUNTIES TOWNSHIP HIGH SCHOOL DISTRICT # 206
                SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)                    4.88     12/01/2009          947,237
    2,500,000   COOK COUNTY HIGH SCHOOL DISTRICT # 201 J STERLING MORTON
                TOWNSHIP (PROPERTY TAX REVENUE, FGIC INSURED)##                   4.24     12/01/2009        2,431,100
    1,700,000   ILLINOIS FINANCE AUTHORITY PRAIRIE POWER INCORPORATED SERIES
                A (OTHER REVENUE)SS+/-                                            6.50     07/01/2042        1,699,473
    1,170,000   ILLINOIS FINANCE AUTHORITY SWEDISH AMERICAN HOSPITAL
                (HOSPITAL REVENUE, AMBAC INSURED)                                 5.00     11/15/2011        1,188,626
    4,500,000   ILLINOIS FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
                PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)                          5.05     01/01/2010        4,462,200
    2,200,000   ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
                PROJECTSS+/-                                                      3.75     05/15/2015        2,205,830
    2,875,000   ILLINOIS HEALTH FACILITIES AUTHORITY UNREFUND BALANCE
                ADVOCATE NETWORK (HOSPITAL REVENUE)                               6.00     11/15/2010        2,991,179
   11,020,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES A-1 (TOLL ROAD
                REVENUE, FIRST SECURITY BANK LOC)SS+/-                            4.00     01/01/2031       11,020,000
    1,000,000   LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES             4.13     12/01/2010        1,003,410
    2,450,000   PEORIA TAZEWELL ETC COUNTIES ILLINOIS COMMUNITY COLLEGE
                DISTRICT # 514 (PROPERTY TAX REVENUE)                             4.90     02/01/2019        2,450,000
    2,550,000   PEORIA TAZEWELL ETC COUNTIES ILLINOIS COMMUNITY COLLEGE
                DISTRICT # 514 (PROPERTY TAX REVENUE)                             4.90     02/01/2020        2,550,000
    2,650,000   PEORIA TAZEWELL ETC COUNTIES ILLINOIS COMMUNITY COLLEGE
                DISTRICT # 514 (PROPERTY TAX REVENUE)                             4.90     02/01/2021        2,650,000
    2,800,000   PEORIA TAZEWELL ETC COUNTIES ILLINOIS COMMUNITY COLLEGE
                DISTRICT # 514 (PROPERTY TAX REVENUE)                             4.90     02/01/2022        2,800,000
    2,950,000   PEORIA TAZEWELL ETC COUNTIES ILLINOIS COMMUNITY COLLEGE
                DISTRICT # 514 (PROPERTY TAX REVENUE)                             4.90     02/01/2023        2,950,000
    3,100,000   PEORIA TAZEWELL ETC COUNTIES ILLINOIS COMMUNITY COLLEGE
                DISTRICT # 514 (PROPERTY TAX REVENUE)                             4.90     02/01/2024        3,100,000
      900,000   QUINCY IL QUINCY HOSPITAL REVENUE (HOSPITAL REVENUE)              5.00     11/15/2009          904,716
                                                                                                           117,906,136
                                                                                                        --------------
INDIANA: 1.42%
    6,400,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES
                (TAX ALLOCATION REVENUE)                                          5.13     04/03/2009        6,398,720
    1,970,000   BONNE COUNTY INDUSTRIAL REDEVELOPMENT DISTRICT (OTHER
                REVENUE)                                                          4.50     05/15/2010        1,971,340
   13,490,000   FORT WAYNE IN (WATER & SEWER REVENUE)                             4.25     02/11/2010       13,465,583
    3,500,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-           0.94     10/15/2009        3,451,875
    1,500,000   JASPER IN SERIES A (OTHER REVENUE, MBIA INSURED)                  4.15     08/01/2010        1,493,790
    2,025,000   KANKAKEE VALLEY MIDDLE SCHOOL BUILDING CORP (LEASE REVENUE)       2.75     12/31/2009        2,025,101
    2,015,000   UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A
                (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                     5.00     10/01/2011        2,069,123
                                                                                                            30,875,532
                                                                                                        --------------
IOWA: 0.64%
    1,400,000   DUBUQUE IA COMMUNITY SCHOOL DISTRICT (SALES TAX REVENUE)          4.00     07/01/2010        1,405,306
    1,000,000   IOWA FINANCE AUTHORITY GENESIS MEDICAL CENTER (HOSPITAL
                REVENUE)                                                          6.00     07/01/2012        1,016,730
   10,805,000   IOWA HIGHER EDUCATION LOAN AUTHORITY WALDORF PRIVATE COLLEGE
                FACILITIES (COLLEGE & UNIVERSITY REVENUE)                         7.38     10/01/2010       11,573,884
                                                                                                            13,995,920
                                                                                                        --------------
KANSAS: 1.68%
   10,000,000   BURLINGTON KS SERIES A-2 (OTHER REVENUE, FGIC INSURED)SS+/-       5.00     09/01/2035       10,090,200
    6,000,000   CITY OF BURLINGTON KS  POWER SERIES B (OTHER REVENUE, XLCA
                INSURED)SS+/-                                                     5.00     12/01/2023        6,060,780
    5,940,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HAYS MEDICAL CENTER
                (HOSPITAL REVENUE, MBIA INSURED)SS+/-                             3.75     05/15/2026        6,009,973

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
KANSAS (continued)
$     300,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY CENTRAL
                CHRISTIAN SERIES C (COLLEGE & UNIVERSITY REVENUE)                 4.25%    05/01/2009   $      299,775
    3,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY MIDAMERICA
                SERIES D (COLLEGE & UNIVERSITY REVENUE)                           4.25     05/01/2009        3,497,375
    3,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY OTTAWA
                UNIVERSITY SERIES E (COLLEGE & UNIVERSITY REVENUE)                4.25     05/01/2009        2,997,750
      800,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SOUTHWESTERN
                SERIES F (COLLEGE & UNIVERSITY REVENUE)                           4.25     05/01/2009          799,400
    3,175,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                SECOND LIEN AREA B (SALES TAX REVENUE)                            5.00     12/01/2020        2,680,811
    4,645,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B                                      4.75     12/01/2016        4,110,918
                                                                                                            36,546,982
                                                                                                        --------------
KENTUCKY: 1.45%
    4,750,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                A (AIRPORT REVENUE, MBIA INSURED)                                 5.63     03/01/2010        4,831,985
    1,075,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                A (AIRPORT REVENUE, XLCA INSURED)                                 4.00     03/01/2010        1,076,129
    5,000,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                B (AIRPORT REVENUE, XLCA INSURED)                                 5.00     03/01/2011        5,071,100
    6,200,000   KENTON COUNTY KY AIRPORT BOARD SERIES B (AIRPORT REVENUE,
                XLCA INSURED)                                                     5.00     03/01/2010        6,261,814
    6,500,000   KENTUCKY EDFA SERIES 04D (HOSPITAL REVENUE)SS+/-                  3.50     05/01/2034        6,621,225
    2,500,000   KENTUCKY HOUSING CORPORATION CITYWIDE HOUSING PROJECT (OTHER
                REVENUE)                                                          4.63     01/01/2010        2,513,675
    5,000,000   LOUISVILLE & JEFFERSON COUNTY METROPOLITAN GOVERNMENT
                LOUISVILLE GAS & ELECTRIC COMPANY SERIES A (OTHER REVENUE)
                SS+/-                                                             5.38     05/01/2027        5,131,850
                                                                                                            31,507,778
                                                                                                        --------------
LOUISIANA: 3.92%
    2,070,000   JEFFERSON PARISH HOSPITAL SERVICE DISTRICT # 001 WEST
                JEFFERSON MEDICAL CENTER SERIES A (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)                                                5.25     01/01/2011        2,094,923
   48,500,000   JEFFERSON SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC
                INSURED)SS+/-                                                     4.55     12/01/2022       48,500,000
   20,100,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                COMMUNITY DEVELOPMENT CAPITAL & EQUIPMENT PROGRAM SERIES A
                (INDUSTRIAL DEVELOPMENT REVENUE, AMBAC INSURED)SS+/-              4.45     03/01/2023       20,056,785
    5,575,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC
                PROJECT (ELECTRIC REVENUE)SS+/-                                   7.00     12/01/2038        5,585,370
    5,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (OTHER REVENUE, AMBAC INSURED)                           5.00     06/01/2009        5,007,200
    4,000,000   RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC PROJECT (OTHER
                REVENUE)SS+/-                                                     6.00     10/01/2038        4,006,400
                                                                                                            85,250,678
                                                                                                        --------------
MAINE: 0.01%
       35,000   MAINE STATE HOUSING AUTHORITY (HOUSING REVENUE)                   5.60     11/15/2024           35,128
      145,000   MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING REVENUE)         4.00     11/15/2024          140,311
                                                                                                               175,439
                                                                                                        --------------
MARYLAND: 0.10%
    2,240,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY (OTHER
                REVENUE)                                                          5.00     12/01/2010        2,203,062
                                                                                                        --------------
MASSACHUSETTS: 0.72%
    2,010,000   MASSACHUSETTS HEFA CARE GROUP SERIES D (HOSPITAL REVENUE,
                MBIA INSURED)                                                     4.00     07/01/2009        2,008,794
    2,615,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                (HCFR)                                                            6.50     07/01/2012        2,685,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MASSACHUSETTS (continued)
$   4,250,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                SERIES A (OTHER REVENUE)                                          5.35%    12/01/2010   $    4,167,040
    1,950,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                MIX # 4 SERIES 1 (ELECTRIC REVENUE, MBIA INSURED)SS+/-(m)(n)      0.16     07/01/2017        1,950,000
    4,775,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT #
                6 SERIES 1 (ELECTRIC REVENUE, MBIA INSURED)SS+/-(m)(n)            0.16     07/01/2019        4,775,000
                                                                                                            15,586,047
                                                                                                        --------------
MICHIGAN: 4.52%
   12,315,000   DETROIT MI (PROPERTY TAX REVENUE, MBIA INSURED)                   5.00     04/01/2009       12,315,000
      700,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                REVENUE)                                                          5.00     04/01/2013          630,854
   10,100,000   DETROIT MI SEWER DISPOSAL LIEN SERIES C-1 (SEWER REVENUE,
                FIRST SECURITY BANK LOC)SS+/-                                     5.00     07/01/2027       10,100,000
    3,030,000   DETROIT MI WATER SUPPLY SYSTEM SERIES A (WATER REVENUE, MBIA
                INSURED)                                                          5.40     07/01/2010        3,100,387
    1,000,000   DETROIT SCHOOL DISTRICT SCHOOL BUILDING & SITE IMPROVEMENT
                SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)                     5.00     05/01/2010        1,025,050
    1,575,000   KENT HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B
                (HOSPITAL REVENUE)                                                5.00     07/15/2011        1,623,510
    1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY DETROIT SCHOOL DISTRICT
                (OTHER REVENUE, FIRST SECURITY BANK LOC)                          5.00     06/01/2010        1,043,750
    2,925,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                CREDIT SERIES A (HEALTHCARE FACILITIES REVENUE,
                MBIA INSURED)                                                     5.50     11/15/2010        3,005,350
   33,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION
                SERIES B3 (HOSPITAL REVENUE)SS+/-                                 2.75     11/15/2033       33,573,365
    1,550,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH
                CARE (OTHER REVENUE)                                              5.00     05/15/2010        1,565,020
    3,695,000   MICHIGAN STRATEGIC FUND CONSUMERS ENERGY COMPANY PROJECT
                (POWER REVENUE)                                                   4.25     06/15/2010        3,675,527
    9,370,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)                  5.25     12/01/2011        9,442,524
   12,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                SERIES A (AIRPORT REVENUE, MBIA INSURED)                          5.25     12/01/2010       12,129,480
    5,000,000   WAYNE COUNTY AIRPORT AUTHORITY DETROIT METROPOLITAN WAYNE
                COUNTY AIRPORT (AIRPORT REVENUE, MBIA INSURED)                    5.00     12/01/2009        5,004,850
                                                                                                            98,234,667
                                                                                                        --------------
MINNESOTA: 0.74%
   11,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                HEALTHSPAN SERIES B (HOSPITAL REVENUE, AMBAC
                INSURED)SS+/-(m)(n)                                               1.11     11/15/2017       11,500,000
    1,500,000   ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C (HOUSING REVENUE,
                GUARANTEE AGREEMENT)                                              8.00     12/01/2010        1,664,670
    2,960,000   ST. PAUL PORT AUTHORITY SERIES N-1 (IDR, US BANK NA LOC)SS+/-     3.25     02/01/2028        2,971,130
                                                                                                            16,135,800
                                                                                                        --------------
MISSISSIPPI: 0.07%
    1,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT
                INCORPORATED PROJECT (SOLID WASTE REVENUE)SS+/-                   6.88     03/01/2029        1,501,515
                                                                                                        --------------
MISSOURI: 0.40%
    1,895,000   KANSAS CITY SCHOOL DISTRICT BUILDING CORPORATION SERIES A
                (LEASE REVENUE, MBIA INSURED)                                     5.00     02/01/2011        1,915,561
    1,955,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND ENERGY
                RESOURCES AUTHORITY POLLUTION CONTROL ASSOCIATED ELECTRIC
                COOP PROJECT (ELECTRIC REVENUE)SS+/-                              4.38     12/01/2034        2,010,405
    1,300,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE
                REVENUE SINGLE FAMILY HOMEOWNER LOAN SERIES C1
                (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                          7.15     03/01/2032        1,377,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MISSOURI (continued)
$      95,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1            4.80%    03/01/2019   $       93,383
    3,250,000   ST. LOUIS MUNICIPAL FINANCE CORPORATION CONVENTION CENTER
                PROJECT (LEASE REVENUE, AMBAC INSURED)                            5.25     07/15/2010        3,294,168
                                                                                                             8,690,997
                                                                                                        --------------
NEBRASKA: 0.17%
    2,000,000   CENTRAL PLAINS ENERGY PROJECT # 1 (OTHER REVENUE)SS+/-            1.16     12/01/2010        1,830,000
    2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES 4 (UTILITIES
                REVENUE)                                                          5.00     12/01/2011        1,858,220
                                                                                                             3,688,220
                                                                                                        --------------
NEVADA: 0.14%
    1,200,000   CLARK COUNTY NV NEVADA POWER COMPANY PROJECT SERIES D (IDR,
                ACA INSURED)                                                      5.30     10/01/2011        1,142,856
      860,000   CLARK NV LAS VEGAS MCCARRAN AIRPORT (AIRPORT REVENUE, MBIA
                INSURED)                                                          5.25     07/01/2010          878,172
      935,000   NEVADA HOUSING DIVISION SERIES B (SFHR)                           4.80     10/01/2031          908,698
                                                                                                             2,929,726
                                                                                                        --------------
NEW HAMPSHIRE: 0.74%
    1,015,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY SERIES A
                (OTHER REVENUE, ACA INSURED)                                      5.90     01/01/2010        1,018,877
    3,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY SERIES A (HOSPITAL
                REVENUE)                                                          7.00     10/01/2029        3,154,110
    1,500,000   NEW HAMPSHIRE HEFA SERIES A (OTHER REVENUE)                       4.50     04/22/2009        1,499,790
    1,600,000   NEW HAMPSHIRE HEFA SERIES C (OTHER REVENUE)                       4.50     04/22/2009        1,599,776
    3,800,000   NEW HAMPSHIRE HEFA SERIES F (OTHER REVENUE)                       4.50     04/22/2009        3,799,468
    5,000,000   NEW HAMPSHIRE HEFA SERIES H (OTHER REVENUE)                       4.50     04/22/2009        4,999,300
                                                                                                            16,071,321
                                                                                                        --------------
NEW JERSEY: 0.61%
    2,370,000   BAYONNE NJ (OTHER REVENUE)                                        5.25     06/30/2009        2,369,431
    2,950,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE,
                FGIC INSURED)                                                     5.00     06/15/2011        2,929,144
    1,925,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                (OTHER REVENUE, FIRST SECURITY BANK LOC)                          5.00     06/15/2010        1,932,950
    5,230,000   NEW JERSEY HFFA AHS HOSPITAL CORPORATION SERIES A (HOSPITAL
                REVENUE)                                                          5.00     07/01/2010        5,359,756
      750,000   TOBACCO SETTLEMENT FINANCING CORPORATION SERIES 1A (OTHER
                REVENUE)                                                          4.13     06/01/2010          738,690
                                                                                                            13,329,971
                                                                                                        --------------
NEW MEXICO: 0.66%
    3,950,000   FARMINGTON NM SOUTHERN CALIFORNIA EDISON SERIES A (ELECTRIC
                REVENUE, FGIC INSURED)SS+/-                                       3.55     04/01/2029        3,886,721
   10,565,000   PUEBLO OF SANDIA NMSS+/-                                          0.70     03/01/2015       10,565,000
                                                                                                            14,451,721
                                                                                                        --------------
NEW YORK: 4.78%
      970,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS+/-          4.25     11/01/2037          955,508
    2,000,000   DUTCHESS COUNTY INDUSTRIAL DEVELOPMENT AGENCY IBM PROJECT
                (IDR)SS+/-                                                        5.45     12/01/2029        2,030,280
    1,000,000   HEMPSTEAD TOWN NY IDAG AMERICAN FUEL PROJECT (IDR)SS+/-           5.00     12/01/2010          972,780
   42,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK
                SUB-SERIES E-1
                (TRANSPORTATION REVENUE, FORTIS BANQUE LOC)SS+/-                  5.00     11/01/2035       42,000,000
    4,160,000   MONROE NY REVENUE ANTICIPATION (OTHER REVENUE)                    6.50     04/15/2009        4,164,202
    2,015,000   NEW YORK CITY IDA TERMINAL ONE GROUP ASSOCIATION PROJECT
                (AIRPORT REVENUE)                                                 5.00     01/01/2011        2,004,522

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
NEW YORK (continued)
$   1,785,000   NEW YORK CITY IDA YANKEE STADIUM - PILOT (RECREATIONAL
                FACILITIES REVENUE, GUARANTEE AGREEMENT)##                        3.36%    03/01/2011   $    1,674,598
   10,300,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SECOND
                GENERATION FISCAL 2008 SERIES BB-4 (WATER REVENUE, FORTIS
                BANQUE LOC)SS+/-                                                  5.50     06/15/2033       10,300,000
   12,500,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY SECOND
                SERIES A (TAX REVENUE)                                            5.50     11/01/2026       13,197,500
   12,200,000   NEW YORK NY (GENERAL OBLIGATION - STATES, TERRITORIES, STATE
                STREET BANK & TRUST LOC)SS+/-                                     4.00     08/01/2022       12,200,000
    2,250,000   NEW YORK NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT           5.00     01/01/2010        2,253,758
    3,025,000   NEW YORK STATE DORMITORY AUTHORITY GOOD SAMARITAN HOSPITAL
                MEDICAL CENTER SERIES A (HOSPITAL REVENUE, MBIA INSURED)          5.70     07/01/2013        3,059,546
    1,710,000   NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES
                FACILITIES SERIES D (HCFR, FGIC INSURED)                          5.00     02/15/2010        1,766,003
    1,300,000   NEW YORK STATE ENERGY R & D AUTHORITY SERIES A (FUEL SALES
                TAX REVENUE)SS+/-(m)(n)                                           1.12     07/01/2026        1,300,000
      650,000   NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE
                REVENUE)##                                                        4.82     01/01/2011          598,026
    5,000,000   TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B (OTHER
                REVENUE)                                                          5.00     06/01/2010        5,155,550
      235,000   WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                PROGRAM SERIES E1 (IDR, ACA INSURED)                              4.25     07/01/2009          232,826
                                                                                                           103,865,099
                                                                                                        --------------
NORTH CAROLINA: 0.11%
      250,000   ALBEMARLE HOSPITAL AUTHORITY HEALTHCARE FACILITIES (HOSPITAL
                REVENUE)                                                          5.00     10/01/2010          249,715
    2,000,000   NORTH CAROLINA MUNICIPAL POWER AGENCY # 1 SERIES B (ELECTRIC
                PLANT REVENUE)                                                    6.38     01/01/2013        2,061,740
                                                                                                             2,311,455
                                                                                                        --------------
NORTH DAKOTA: 0.25%
    2,480,000   CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING
                HOME REVENUE, MBIA INSURED)                                       5.50     06/01/2011        2,484,712
    1,195,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP
                (HOSPITAL REVENUE, MBIA INSURED)                                  5.30     08/15/2010        1,199,780
    1,675,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP (HOSPITAL
                REVENUE, MBIA INSURED)                                            6.63     12/01/2010        1,677,379
       30,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                MORTGAGE SERIES A                                                 4.60     01/01/2023           29,563
                                                                                                             5,391,434
                                                                                                        --------------
OHIO: 2.04%
    4,500,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A
                (ELECTRIC REVENUE, GOLDMAN SACHS LOC)                             5.00     02/01/2011        4,434,525
    1,900,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
                (OTHER REVENUE)                                                   4.13     06/01/2010        1,868,213
    1,285,000   CUYAHOGA COUNTY OH HOUSING ALLERTON APARTMENTS PROJECT
                SERIES B (MFHR)                                                   4.00     11/01/2009        1,295,588
    2,600,000   CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN (HOUSING
                REVENUE)                                                          4.00     08/28/2009        2,616,016
    1,105,000   CUYAHOGA OH UNIVERSITY HOSPITALS HEALTH SERIES A (HOSPITAL
                REVENUE)                                                          5.50     01/15/2011        1,106,149
    1,750,000   DAYTON OH SERIES D (IDR)                                          6.20     10/01/2009        1,770,003
    1,249,000   MONTGOMERY OH KETTERING MEDICAL CENTER (HOSPITAL REVENUE,
                MBIA INSURED)                                                     5.50     04/01/2009        1,273,980
   11,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY OHIO POWER (POWER
                REVENUE)SS+/-                                                     7.13     06/01/2041       11,548,645
   10,000,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION FIRST
                ENERGY SERIES B (POLLUTION CONTROL REVENUE)SS+/-                  5.25     03/01/2023       10,017,200
    8,450,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY SERIES B
                (OTHER REVENUE)SS+/-                                              3.38     10/01/2033        8,442,311
                                                                                                            44,372,630
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
OKLAHOMA: 0.30%
$   4,670,000   OKLAHOMA CITY AIRPORT TRUST LIEN-27TH SERIES B (AIRPORT
                REVENUE, FIRST SECURITY BANK LOC)                                 5.38%    07/01/2011   $    4,754,994
      820,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                SERIES D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                7.10     09/01/2028          828,479
      920,000   SOUTH OKLAHOMA CITY HOSPITAL TRUST PREREFUNDED
                (REAL ESTATE)SS                                                   9.75     02/01/2013          981,373
                                                                                                             6,564,846
                                                                                                        --------------
OREGON: 0.77%
    4,095,000   OREGON SCHOOL BOARDS ASSOCIATION SERIES B (OTHER REVENUE)         3.00     05/31/2009        4,098,686
      775,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SINGLE
                FAMILY MORTGAGE PROGRAM SERIES G (SFHR)                           4.70     07/01/2025          726,260
   12,000,000   PORT OF MORROW OR POLLUTION CONTROL PORTLAND GENERAL
                SERIES A (IDR)SS+/-                                               5.20     05/01/2033       12,012,360
                                                                                                            16,837,306
                                                                                                        --------------
PENNSYLVANIA: 4.97%
    4,480,000   ALLEGHENY COUNTY AIRPORT AUTHORITY PITTSBURG INTERNATIONAL
                SERIES A (AIRPORT REVENUE, MBIA INSURED)                          4.00     01/01/2010        4,503,206
    2,965,000   ALLEGHENY COUNTY AIRPORT AUTHORITY PITTSBURG SERIES A
                (AIRPORT REVENUE, FGIC INSURED)                                   4.00     01/01/2010        2,946,054
    2,345,000   ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY HEALTH
                SYSTEM WESTERN PENNSYLVANIA SERIES A (HOSPITAL REVENUE)           5.00     11/15/2009        2,341,178
    1,795,000   ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY HEALTH
                SYSTEM WESTERN PENNSYLVANIA SERIES A (HOSPITAL REVENUE)           5.00     11/15/2010        1,720,669
   44,955,000   CITY OF PHILADELPHIA PA SERIES B (WATER & SEWER REVENUE,
                FIRST SECURITY BANK LOC)SS+/-                                     6.25     08/01/2018       44,955,000
    5,500,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)      6.10     07/01/2013        5,302,055
    1,085,000   ERIE COUNTY HOSPITAL AUTHORITY HAMOT HEALTH FOUNDATION
                SERIES A (HOSPITAL REVENUE, AMBAC INSURED)                        5.38     05/15/2010        1,086,052
    2,115,000   GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
                REVENUE, FIRST SECURITY BANK LOC)                                 4.50     02/15/2013        2,119,019
   20,400,000   HARRISBURG AUTHORITY SERIES D-1 (OTHER REVENUE, FIRST
                SECURITY BANK LOC)SS                                              6.75     12/01/2033       21,094,212
    2,000,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                APPRECIATION LIMITED OBLIGATION SERIES C##                        5.04     12/15/2010        1,837,380
    2,375,000   MONTGOMERY COUNTY HIGHER EDUCATION & HEALTH AUTHORITY
                ABINGTON MEMORIAL HOSPITAL SERIES A (HOSPITAL REVENUE, AMBAC
                INSURED)                                                          4.80     06/01/2010        2,397,848
    9,045,000   PENNSBURY SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)SS+/-                                           3.75     08/15/2014        9,045,000
    2,000,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY COLVER
                PROJECT SERIES F (OTHER REVENUE, AMBAC INSURED)                   4.50     12/01/2009        2,000,000
    4,800,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                AUTHORITY)                                                        4.20     07/01/2009        4,811,328
    1,850,000   SCHUYLKILL COUNTY IDA PINE GROVE LANDFILL INCORPORATED
                (INDUSTRIAL DEVELOPMENT REVENUE)SS+/-                             6.25     10/01/2019        1,850,000
                                                                                                           108,009,001
                                                                                                        --------------
PUERTO RICO: 2.32%
    1,895,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)         5.25     07/01/2010        1,902,883
    9,980,000   GOVERNMENT DEVELOPMENT BANK FOR PUERTO RICO SERIES B (OTHER
                REVENUE)                                                          5.00     12/01/2009       10,045,768
      815,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES SS (ELECTRIC
                REVENUE)                                                          5.00     07/01/2010          823,712
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-                              1.48     07/01/2029          656,250
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC
                REVENUE)                                                          5.00     07/01/2010        1,010,690
   10,315,000   PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING
                REVENUE)                                                          4.75     10/01/2011       10,055,784
        5,000   PUERTO RICO HFA SERIES 2984 (HOUSING REVENUE,
                HUD INSURED)SS+/-                                                 0.54     06/01/2012            5,000
      400,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447
                (OTHER REVENUE, ASSURED GUARANTY)SS+/-                            0.59     07/01/2036          400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
PUERTO RICO (continued)
    $ 100,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 246
                (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS+/-                 2.04%    07/01/2027   $      100,000
   10,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
                (SEWER REVENUE)                                                   5.38     10/01/2024       10,455,000
    8,125,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES BSS+/-      1.23     10/01/2040        7,962,500
    2,315,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                 5.63     08/01/2010        2,358,962
    4,725,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES C (LEASE
                REVENUE, GENERAL OBLIGATION OF COMMUNITY)                         5.25     07/01/2009        4,739,222
                                                                                                            50,515,771
                                                                                                        --------------
RHODE ISLAND: 2.60%
   41,505,000   NARRAGANSETT BAY COMMISSION SERIES A (SEWER REVENUE,
                CITIZENS BANK LOC)SS+/-                                           3.25     09/01/2034       41,505,000
   15,050,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION
                HOSPITAL FINANCING S COUNTY HOSPITAL SERIES A (HOSPITAL
                REVENUE, RADIAN INSURED)SS+/-(m)(n)                              12.00     09/15/2035       15,050,000
                                                                                                            56,555,000
                                                                                                        --------------
SOUTH CAROLINA: 2.44%
    4,020,000   ANDERSON COUNTY SC (IDR)                                          4.75     08/01/2010        3,876,406
      330,000   ORANGEBURG COUNTY SCHOOL DISTRICT # 005 SERIES B (LEASE
                REVENUE, AMBAC INSURED)                                           4.10     03/01/2010          337,366
    2,050,000   ORANGEBURG JOINT GOVERNMENTAL ACTION AUTHORITY ORANGEBURG
                PROJECT (SALES TAX REVENUE, MBIA INSURED)                         5.00     10/01/2009        2,060,025
    1,300,000   ORANGEBURG JOINT GOVERNMENTAL ACTION AUTHORITY SERIES C
                (HOSPITAL REVENUE, MBIA INSURED)                                  5.00     04/01/2010        1,298,128
    4,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS+/-                                    1.32     08/01/2039        3,680,000
    2,000,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                RURAL HOUSING APARTMENTS SERIES B (HOUSING REVENUE, GIC
                RABOBANK NEDERLAND LOC)                                           4.13     10/01/2009        2,009,540
      965,000   SOUTH CAROLINA STATE HOUSING FINANCE AND DEVELOPMENT
                AUTHORITY SERIES A (HOUSING REVENUE, AMBAC INSURED)               3.60     07/01/2033          894,806
   32,235,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (OTHER
                REVENUE)                                                          5.00     06/01/2018       30,787,004
    7,715,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
                (OTHER REVENUE)                                                   6.00     05/15/2022        8,098,436
                                                                                                            53,041,711
                                                                                                        --------------
SOUTH DAKOTA: 0.02%
      360,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY                        4.72     05/01/2025          361,134
                                                                                                        --------------
TENNESSEE: 3.14%
    4,000,000   CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION (OTHER
                REVENUE)                                                          5.00     12/15/2010        3,745,040
    2,685,000   CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION (UTILITIES
                REVENUE)                                                          5.00     12/15/2012        2,332,701
    5,570,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                FACILITIES REVENUE, MBIA INSURED)                                 7.75     07/01/2012        6,456,298
    6,000,000   JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD FIRST
                MORTGAGE-MTN STATES HEALTH SERIES A (HFFA REVENUE)                7.50     07/01/2033        6,853,500
    8,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                FACILITIES REVENUE, MBIA INSURED)                                 7.50     07/01/2012        9,138,000
      415,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                UNIVERSITY HEALTH SYSTEMS INCORPORATED (HCFR)                     4.00     04/01/2009          415,000
    1,000,000   MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY FEDERAL EXPRESS
                CORPORATION   (INDUSTRIAL DEVELOPMENT REVENUE)                    5.00     09/01/2009        1,000,040
   10,000,000   SEVIER COUNTY PUBLIC BUILDING AUTHORITY CLAIBORNE (OTHER
                REVENUE)                                                          4.00     12/01/2010       10,092,200
    5,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (OTHER
                REVENUE)                                                          5.00     09/01/2009        4,938,850
    9,550,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (OTHER
                REVENUE)                                                          5.00     09/01/2010        9,130,087

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
TENNESSEE (continued)
$   1,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                REVENUE)                                                          5.00%    02/01/2011   $    1,418,430
   10,920,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES A (FUEL
                SALES TAX REVENUE)                                                5.00     09/01/2011       10,122,185
    2,575,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                REVENUE)                                                          5.00     02/01/2010        2,514,024
                                                                                                            68,156,355
                                                                                                        --------------
TEXAS: 9.85%
   10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A           5.00     08/15/2034       10,044,400
    3,945,000   AUSTIN HOUSING FINANCE CORPORATION STONY CREEK PRINCETON
                SERIES A (HOUSING REVENUE)                                        7.75     11/01/2009        4,148,996
    6,445,000   DALLAS-FORT WORTH INTERNATIONAL AIRPORT FACILITIES
                IMPROVEMENT CORP SERIES A (AIRPORT REVENUE, XLCA COMPANY
                INSURED)                                                          5.00     11/01/2010        6,492,177
    1,555,000   DALLAS-FORT WORTH INTERNATIONAL AIRPORT FACILITIES
                IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, XLCA
                COMPANY INSURED)                                                  5.00     11/01/2012        1,561,687
    1,465,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)       5.00     10/01/2011        1,509,375
    2,355,000   HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT CORPORATION
                MEMORIAL HOSPITAL SYSTEM PROJECT SERIES A
                (HCFR, MBIA INSURED)                                              6.00     06/01/2010        2,398,685
    1,425,000   HARRIS COUNTY TX   (TOLL ROAD REVENUE LOC)SS+/-                   5.00     08/15/2021        1,443,311
   10,000,000   HOUSTON TX FIRST LIEN SERIES C (WATER REVENUE, AMBAC
                INSURED)SS+/-                                                     5.00     05/15/2034       10,354,900
    3,000,000   HOUSTON TX SUB LIEN SERIES A (AIRPORT REVENUE, FIRST
                SECURITY BANK LOC)                                                5.75     07/01/2011        3,083,160
    2,425,000   JUDSON TX INDEPENDENT SCHOOL DISTRICT SERIES 2690 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)SS+/-                        1.64     08/01/2012        2,425,000
    4,500,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS CENTER
                COMPANY PROJECT (OTHER REVENUE)SS+/-                              5.13     06/01/2030        4,514,310
    1,300,000   MONTGOMERY COUNTY TX UNLIMITED TAX ADJUSTMENT RATE SERIES B
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS+/-              3.00     03/01/2028        1,300,403
    4,230,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT CORPORATION
                CHILDRENS MEDICAL CENTER PROJECT (HOSPITAL REVENUE, MBIA
                INSURED)                                                          5.75     08/15/2013        4,236,260
   18,400,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES E1 (OTHER REVENUE)SS+/-      5.00     01/01/2038       18,648,032
    9,850,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES L-1 (TOLL ROAD
                REVENUE)SS+/-                                                     5.50     01/01/2038       10,140,378
   11,865,000   NORTH TX TOLLWAY AUTHORITY FIRST TIER SERIES G (TOLL ROAD
                REVENUE)SS+/-                                                     5.00     01/01/2038       12,024,940
    9,200,000   NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES H (TOLL
                ROAD REVENUE)SS+/-                                                5.00     01/01/2043        9,394,120
    1,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION GAS SUPPLY
                REVENUE (UTILITIES REVENUE)                                       5.00     08/01/2011        1,401,240
    2,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TX GAS
                SUPPLY REVENUE (OTHER REVENUE)                                    5.00     08/01/2010        2,403,000
    1,060,000   SABINE RIVER TX IDA NORTHEAST TEXAS NRU-84Q (IDR, GUARANTEE
                AGREEMENT)SS+/-                                                   4.40     08/15/2014        1,059,279
    4,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)SS+/-      3.63     12/01/2027        4,094,360
    2,285,000   SPRING TX INDEPENDENT SCHOOL DISTRICT SCHOOL HOUSE SERIES
                2005 CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)SS+/-                                                         5.00     08/15/2029        2,304,354
    8,935,000   SPRING TX INDEPENDENT SCHOOL DISTRICT SCHOOL HOUSE SERIES
                2005-A (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS+/-       5.00     08/15/2028        9,010,679
   44,585,000   TEXAS MOBILITY FD-SERIES B (PROPERTY TAX REVENUE, DEPFA BANK
                PLC LOC)SS+/-                                                     6.50     04/01/2030       44,585,000
    2,695,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                SENIOR LIEN SERIES D (OTHER REVENUE)                              5.00     12/15/2009        2,628,380
    6,360,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                SERIES A (OTHER REVENUE)                                          5.00     12/15/2011        5,730,551
    4,785,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                SERIES B (UTILITIES REVENUE)+/-                                   1.21     12/15/2009        4,534,984
      665,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                (UTILITIES REVENUE)SS+/-                                          1.28     09/15/2010          594,344
    3,000,000   TEXAS MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, AMBAC
                INSURED)##                                                        2.45     09/01/2009        2,969,490
   25,750,000   TEXAS TRANSPORTATION COMMISSION FIRST TIER (TOLL ROAD
                REVENUE)SS+/-                                                     5.00     08/15/2042       25,803,303

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
TEXAS (continued)
$   3,400,000   TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER SUPPLY
                DISTRICT # 1 POWER COMPANY (ELECTRIC REVENUE)                     4.50%    07/01/2011   $    3,366,136
                                                                                                           214,205,234
                                                                                                        --------------
UTAH: 0.01%
      165,000   UTAH HFA SFMR (HOUSING REVENUE LOC)                               6.00     01/01/2031          158,420
                                                                                                        --------------
VERMONT: 0.03%
      580,000   VERMONT HOUSING FINANCE AGENCY AMT HOUSING SERIES 16A (SFMR)      4.95     05/01/2032          568,006
                                                                                                        --------------
VIRGINIA: 0.56%
    1,090,000   AMELIA COUNTY VA IDASS+/-                                         4.80     04/01/2027        1,069,770
    1,000,000   CHESTERFIELD COUNTY VA IDA ELECTRIC AND POWER COMPANY (IDR)       5.50     10/01/2009        1,001,880
    2,500,000   KING GEORGE COUNTY VA IDA WASTE MANAGEMENT INCORPORATED
                SERIES A (IDR)                                                    4.10     06/01/2023        2,496,050
      875,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT
                SERIES A (IDR)SS+/-                                               4.25     09/01/2030          880,198
    5,000,000   PENINSULA PORTS AUTHORITY DOMINION TERM ASSOCIATION PROJECT
                (OTHER REVENUE, GUARANTEE AGREEMENT)SS+/-                         5.00     10/01/2033        5,023,900
      345,000   TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET-BACKED          4.00     06/01/2013          346,653
    1,355,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D (HOUSING
                REVENUE, GENERAL OBLIGATION OF AUTHORITY)                         5.13     10/01/2010        1,397,032
                                                                                                            12,215,483
                                                                                                        --------------
WASHINGTON: 0.75%
    3,885,000   GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES
                DISTRICT (OTHER REVENUE)                                          5.00     12/01/2011        3,904,775
    1,500,000   GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES
                DISTRICT SERIES A (OTHER REVENUE)                                 4.75     12/01/2011        1,505,265
      560,000   GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES
                DISTRICT SERIES A (OTHER REVENUE)                                 5.25     12/01/2011          568,210
    2,700,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01
                (SPECIAL TAX REVENUE)                                             5.00     08/01/2011        2,605,473
    1,000,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BOND ANTICIPATION
                NOTES # 2007-01 (SPECIAL FACILITIES REVENUE)                      4.75     08/01/2011          972,230
    5,825,000   PORT SEATTLE WA SERIES B (AIRPORT REVENUE, AMBAC INSURED)         5.25     12/01/2014        5,838,281
    1,000,000   WASHINGTON HEALTH CARE FACILITIES AUTHORITY GROUP HEALTH
                COOPERATIVE OF PUGET SOUND (HOSPITAL REVENUE, AMBAC INSURED)      5.25     12/01/2009        1,007,120
                                                                                                            16,401,354
                                                                                                        --------------
WEST VIRGINIA: 0.23%
    5,000,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY APPALACHIAN
                POWER COMPANY-AMOS PROJECT SERIES E (OTHER REVENUE)SS+/-          7.13     12/01/2038        5,031,700
                                                                                                        --------------
WISCONSIN: 5.20%
    4,800,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE
                TAX REVENUE)                                                      5.75     06/01/2012        5,318,304
    1,600,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE
                TAX REVENUE LOC)                                                  5.50     06/01/2010        1,672,752
      500,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                REVENUE)                                                          7.00     06/01/2028          569,380
      230,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                      5.00     06/01/2009          231,398
    3,315,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                      5.75     06/01/2011        3,582,355
    3,905,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                      6.00     06/01/2017        4,356,379
   15,810,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                      6.38     06/01/2032       17,709,572

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WISCONSIN (continued)
$  28,535,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)                          6.13%    06/01/2027   $   30,838,916
      100,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
                REVENUE, MARSHALL & ISLEY BANK LOC)SS+/-                          1.04     06/01/2031          100,000
    1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                               4.50     05/01/2011        1,004,880
   20,520,000   MARSHFIELD WI SERIES C (ELECTRIC REVENUE)                         4.00     12/01/2010       20,856,528
      150,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE,
                CITIZENS BANK LOC)SS+/-                                           0.64     06/01/2037          150,000
      780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                NOTES (SEWER REVENUE)                                             4.50     05/01/2011          781,186
      450,000   PARK FALLS WI BOND ANTICIPATION NOTES (WATER REVENUE)             4.63     06/01/2009          451,368
    1,000,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MERITER
                SERIES A (HOSPITAL REVENUE, FGIC INSURED)                         6.30     12/01/2009        1,017,430
    1,500,000   WISCONSIN HEFA AURORA HEALTH CARE INCORPORATED (HFFA REVENUE)     5.00     08/15/2010        1,505,307
   22,935,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
                (HOUSING REVENUE, GUARANTEE AGREEMENT)SS+/-                       7.50     09/01/2017       22,935,000
                                                                                                           113,080,755
                                                                                                        --------------
WYOMING: 0.14%
    3,075,000   LINCOLN WY POLLUTION CONTROL PACIFICORP (OTHER REVENUE)SS+/-      3.40     01/01/2016        3,072,540
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,057,135,006)                                                      2,056,396,451
                                                                                                        --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 1.47%
MUTUAL FUNDS: 1.47%
   31,853,882   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY
                MARKET TRUST~+++                                                                            31,853,882
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $31,853,882)                                                             31,853,882
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,088,988,888)*                                                           96.05%                 $2,088,250,333
OTHER ASSETS AND LIABILITIES, NET                                                 3.95                      85,882,268
                                                                               -------                  --------------
TOTAL NET ASSETS                                                                100.00%                 $2,174,132,601
                                                                               -------                  --------------

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,853,882.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,088,988,888 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                       $ 14,190,789
GROSS UNREALIZED DEPRECIATION                                        (14,929,344)
                                                                    ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                          $   (738,555)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 98.11%
ALABAMA: 0.80%
$     740,000   BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
                GUARANTEE AGREEMENT)                                              5.00%    06/01/2011   $      792,695
                                                                                                        --------------
GUAM: 3.18%
      930,000   GUAM ECONOMIC DEVELOPMENT & COMMERCE AUTHORITY TOBACCO
                SETTLEMENT ASSET-BACKED SECURITY (OTHER REVENUE)                  5.25     06/01/2032          618,441
    1,000,000   GUAM GOVERNMENT LIMITED SERIES A (GO - STATES, TERRITORIES,
                FIRST SECURITY BANK LOC)                                          5.50     12/01/2010        1,036,660
       95,000   GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                   5.25     11/15/2037           61,663
    1,000,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT
                REVENUE, MBIA INSURED)                                            5.38     10/01/2017          971,140
        5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)              5.25     10/01/2013            4,701
      500,000   GUAM SERIES A (TAX REVENUE)                                       5.38     11/15/2013          463,500
                                                                                                             3,156,105
                                                                                                        --------------
OKLAHOMA: 0.02%
       25,000   OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                                5.75     05/01/2009           25,109
                                                                                                        --------------
PUERTO RICO: 45.73%
      250,000   CHILDREN'S TRUST FUND (OTHER REVENUE)                             5.00     05/15/2011          244,988
      275,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                ASSET-BACKED                                                      5.00     05/15/2009          274,923
      250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                ASSET-BACKED (EXCISE TAX REVENUE)                                 4.13     05/15/2011          240,693
      300,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                ASSET-BACKED (OTHER REVENUE)                                      4.38     05/15/2009          299,694
      350,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)         5.50     07/01/2013          342,780
      100,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                                 5.25     07/01/2020          100,753
      200,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A
                (FUEL SALES TAX REVENUE LOC)                                      5.50     07/01/2016          195,834
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)       5.00     07/01/2018          883,450
       25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
                AUTHORITY REVENUE LOC)                                            6.25     07/01/2012           28,951
    1,000,000   PUERTO RICO COMMONWEALTH (SALES TAX REVENUE, GUARANTEE
                AGREEMENT)                                                        5.50     07/01/2018        1,028,750
    1,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY SERIES A
                (SEWER REVENUE)                                                   6.00     07/10/2038          846,810
    1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES L (TRANSPORTATION REVENUE, CIFG INSURED)                   5.25     07/01/2019          963,460
    1,500,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCE AUTHORITY
                SERIES C (SPECIAL TAX REVENUE, AMBAC INSURED)                     5.50     07/01/2016        1,468,755
      170,000   PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A (OTHER
                REVENUE)                                                          4.00     07/01/2010          168,164
      355,000   PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
                SERIES O##                                                        3.97     07/01/2017          262,902
      650,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC
                REVENUE, CIFG INSURED)                                            5.00     07/01/2013          649,825
      250,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES CC (ELECTRIC
                REVENUE, MBIA INSURED)                                            5.25     07/01/2009          251,168
      900,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ (ELECTRIC
                REVENUE, XLCA INSURED)                                            5.25     07/01/2012          910,233
      100,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
                REVENUE LOC)                                                      5.00     07/01/2011          100,969
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES NN (ELECTRIC
                PLANT REVENUE, MBIA INSURED)                                      5.25     07/01/2023          886,580
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES RR (ELECTRIC
                REVENUE, FGIC INSURED)                                            5.00     07/01/2022          872,840
      105,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC
                REVENUE, MBIA INSURED)                                            6.13     07/01/2009          105,716
      515,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES TT (ELECTRIC
                REVENUE)                                                          5.00     07/01/2022          449,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
PUERTO RICO (continued)
$   1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-                              1.48%    07/01/2029   $      437,500
      500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER
                REVENUE)                                                          5.00     07/01/2011          504,845
      500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER
                REVENUE)                                                          5.25     07/01/2033          411,045
       55,000   PUERTO RICO HFA (HFFA, HUD INSURED)                               4.50     12/01/2009           56,041
      230,000   PUERTO RICO HFA (HFFA, HUD INSURED)                               5.00     12/01/2013          257,821
      170,000   PUERTO RICO HFA (HFFA, HUD INSURED)                               5.00     12/01/2014          180,117
      500,000   PUERTO RICO HFA (HOUSING REVENUE)                                 5.50     12/01/2018          533,880
    1,465,000   PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING
                REVENUE)                                                          4.75     10/01/2011        1,428,185
    1,500,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES
                TAX REVENUE, MBIA INSURED)                                        5.50     07/01/2013        1,503,795
      700,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 246
                (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS+/-                 2.04     07/01/2027          700,000
      165,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
                (FUEL SALES TAX REVENUE LOC)                                      5.50     07/01/2013          165,417
      850,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES E
                (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)                      5.50     07/01/2021          873,205
      300,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES W
                (FUEL SALES TAX REVENUE, FIRST SECURITY BANK LOC)                 5.50     07/01/2013          315,861
      100,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES Y
                (FUEL SALES TAX REVENUE, MBIA INSURED)                            6.00     07/01/2011          104,671
    3,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY FEDERAL MODERNIZATION
                (HOUSING REVENUE)                                                 5.13     12/01/2027        3,000,930
      300,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J
                (HOUSING REVENUE, FHA INSURED)SS+/-                               5.50     06/01/2021          300,000
      405,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY SYSTEM PROJECT                                  5.00     12/01/2009          404,421
      430,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY SYSTEM PROJECT                                  5.00     12/01/2010          425,580
       25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A                               6.50     11/15/2020           25,500
       60,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A (HCFR LOC)                    5.88     08/01/2012           60,148
      215,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A (HCFR LOC)                    5.50     07/01/2017          206,847
      600,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES UNIVERSITY PLAZA PROJECT
                SERIES A (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)             5.63     07/01/2013          601,338
      500,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
                (OTHER REVENUE)                                                   5.50     10/01/2032          523,660
    5,250,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
                (OTHER REVENUE)                                                   5.50     10/01/2040        5,498,430
    7,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES BSS+/-      1.22     10/01/2040        6,860,000
    1,500,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES C
                (SPECIAL TAX REVENUE, AMBAC INSURED)                              5.50     07/01/2017        1,454,910
      105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
                REVENUE, CIFG INSURED)                                            5.25     07/01/2017          103,200
       40,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                SERIES D (LEASE REVENUE)                                          5.13     07/01/2024           41,128
    1,000,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                SERIES M2 (LEASE REVENUE, AMBAC INSURED)SS+/-                     5.50     07/01/2035          907,070
    1,500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                SERIES F (LEASE REVENUE, CIFG INSURED)                            5.25     07/01/2017        1,474,290
    1,465,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY PREREFUNDED (HOUSING
                REVENUE, AMBAC INSURED)SS                                         3.38     07/01/2017        1,406,722
      500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                   5.50     07/01/2021          440,045

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
PUERTO RICO (continued)
$   1,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                APPROPRIATION SERIES A (OTHER REVENUE, AMBAC INSURED)             5.13%    06/01/2024   $    1,604,220
    1,185,000   UNIVERSITY OF PUERTO RICO SERIES P (COLLEGE & UNIVERSITY
                REVENUE)                                                          5.00     06/01/2017        1,036,662
                                                                                                            45,425,235
                                                                                                        --------------
TEXAS: 1.92%
    2,000,000   TARRANT COUNTY TX HOUSING FINANCE CORPORATION COMPOUND
                INTEREST SINGLE FAMILY MORTGAGE (HOUSING REVENUE, MBIA
                INSURED)##                                                        3.25     09/15/2016        1,572,920
      320,000   WACO TX NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
                GUARANTEE AGREEMENT)                                              5.00     08/01/2010          336,643
                                                                                                             1,909,563
                                                                                                        --------------
VIRGIN ISLANDS: 9.13%
      400,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS           4.50     05/15/2010          397,832
      255,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS           4.60     05/15/2011          247,886
      150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                UNIVERSITY REVENUE LOC)                                           5.85     12/01/2014          141,426
      250,000   VIRGIN ISLANDS  PFA (SALES TAX REVENUE, MBIA INSURED)             5.00     10/01/2016          226,840
      125,000   VIRGIN ISLANDS PFA (OTHER REVENUE, FIRST SECURITY BANK LOC)       4.00     10/01/2010          126,875
      590,000   VIRGIN ISLANDS PFA (OTHER REVENUE, FIRST SECURITY BANK LOC)       5.00     10/01/2014          600,921
      185,000   VIRGIN ISLANDS PFA (OTHER REVENUE, FIRST SECURITY BANK LOC)       5.25     10/01/2017          201,021
      250,000   VIRGIN ISLANDS PFA GROSS TAX RECEIPTS (SALES TAX REVENUE,
                FGIC INSURED)                                                     5.00     10/01/2012          241,693
    1,000,000   VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                         5.25     10/01/2019          872,740
    2,000,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                         5.50     10/01/2014        1,928,560
      500,000   VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                     5.00     10/01/2014          470,665
      180,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                           5.20     10/01/2009          180,988
       10,000   VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                       7.30     10/01/2018           12,564
      200,000   VIRGIN ISLANDS PFA SR LIEN MATCHING FUND LOAN NOTE SERIES A
                (SEWER REVENUE)                                                   5.00     10/01/2010          199,074
    2,570,000   VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE)         5.25     07/01/2009        2,565,451
      500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE,
                MBIA INSURED)                                                     5.30     07/01/2021          429,680
      300,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER
                REVENUE)                                                          5.00     07/01/2031          224,088
                                                                                                             9,068,304
                                                                                                        --------------
WEST VIRGINIA: 0.37%
      470,000   KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (HOUSING
                REVENUE LOC)##SS                                                  4.89     02/01/2014          364,278
                                                                                                        --------------
WISCONSIN: 36.96%
       20,000   ASHWAUBENON WI CDA ARENA PROJECT                                  4.80     06/01/2016           21,296
      100,000   ASHWAUBENON WI CDA ARENA PROJECT                                  5.05     06/01/2019          106,114
      815,000   ASHWAUBENON WI CDA ARENA PROJECT                                  5.10     06/01/2020          866,052
      805,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED PREREFUNDED (OTHER REVENUE)SS                        6.00     06/01/2017          898,050
       95,000   BARABOO WI CDA                                                    4.70     03/01/2010           96,499
       80,000   BARABOO WI CDA                                                    4.80     03/01/2011           82,392
       50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                     4.20     04/01/2012           51,078
      100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                     4.50     04/01/2014          101,240
      175,000   CUDAHY WI CDA                                                     4.70     06/01/2009          175,714
    1,540,000   CUDAHY WI CDA                                                     4.55     06/01/2019        1,535,318
       25,000   CUDAHY WI CDA (LEASE REVENUE)                                     5.00     06/01/2014           25,192
       10,000   CUDAHY WI CDA PREREFUNDED (LEASE REVENUE)SS                       5.00     06/01/2014           10,076

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WISCONSIN (continued)
$     235,000   DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL PROJECT (OTHER
                REVENUE, FIRSTAR BANK NA)SS+/-                                    0.44%    03/01/2035   $      235,000
       10,000   GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED
                PROJECT                                                           5.13     02/01/2011           10,007
      400,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                         4.75     10/01/2020          401,824
      145,000   GLENDALE WI CDA TAX INCREMENT 6                                   5.00     10/01/2019          146,434
      100,000   GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                   4.90     07/01/2010          100,159
        5,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                      4.35     02/01/2010            5,160
       10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                      4.45     02/01/2011           10,635
      175,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                      4.75     02/01/2014          183,432
      140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                      5.00     02/01/2019          143,716
    1,445,000   GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED                                                      5.00     04/01/2016        1,496,456
       20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                5.00     02/15/2013           20,357
       10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                5.50     02/15/2021            9,795
      100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                 5.15     04/01/2013          103,176
      500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECTSS+/-     4.75     09/01/2033          420,015
      700,000   HALES CORNERS CDA LUTHERAN CHURCH PROJECT (IDR, MID-AMERICA
                FEDERAL SAVINGS & LOAN LOC)SS+/-                                  0.59     08/01/2037          700,000
      820,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
                REVENUE, MARSHALL & ISLEY BANK LOC)SS+/-                          1.04     06/01/2031          820,000
      245,000   JOHNSON CREEK WI CDA                                              4.65     12/01/2012          259,418
       10,000   JOHNSON CREEK WI CDA                                              5.00     12/01/2016           10,646
    1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                               4.50     05/01/2011        1,004,880
      365,000   MILWAUKEE RDA MILWAUKEE SCHOOL ENERGY PROJECT SERIES B
                (COLLEGE & UNIVERSITY REVENUE)                                    4.00     07/01/2011          373,271
    1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT           5.10     07/01/2022        1,043,690
    1,200,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE,
                CITIZENS BANK LOC)SS+/-                                           0.64     06/01/2037        1,200,000
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                SERIES B                                                          5.05     07/01/2019          469,591
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                SERIES B                                                          5.15     07/01/2020          464,825
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                SERIES B                                                          5.20     07/01/2021          463,270
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                SERIES B                                                          5.30     07/01/2022          461,629
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                SERIES B                                                          5.35     07/01/2023          459,425
      100,000   MILWAUKEE WI RDA NEIGHBORHOOD SCHOOLS SERIES A (OTHER
                REVENUE, AMBAC INSURED)                                           4.20     08/01/2012          105,895
       50,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE, AMBAC
                INSURED)                                                          3.80     08/01/2014           51,216
      500,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM
                PROJECT SERIES A                                                  5.75     08/01/2035          343,825
      100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE LOC)                                4.20     10/01/2010          101,273
    1,000,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                A (OTHER REVENUE)                                                 5.13     08/01/2015          891,390
      200,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                A (OTHER REVENUE)                                                 5.63     08/01/2025          149,268
       95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT                               4.20     08/01/2011           99,851
      300,000   MILWAUKEE WI RDA WISCONSIN MONTESSORI SOCIETY (PRIVATE
                SCHOOL REVENUE, US BANK NA LOC)SS+/-                              0.25     07/01/2021          300,000
       10,000   MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                  4.70     06/01/2009           10,040
    1,000,000   NEENAH WI CDA SERIES A                                            5.13     12/01/2023        1,029,480
      300,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                            4.13     12/01/2018          305,499
      350,000   OAKFIELD WI CDA                                                   5.40     12/01/2021          345,993
      150,000   OCONTO FALLS WI CDA                                               4.05     06/01/2009          150,476
      135,000   OCONTO FALLS WI CDA                                               4.60     06/01/2014          135,262
      175,000   OCONTO FALLS WI CDA                                               4.65     06/01/2015          175,273
      200,000   OCONTO FALLS WI CDA                                               4.90     06/01/2018          200,170
      210,000   ONALASKA WI CDA                                                   5.30     06/01/2015          210,139
      200,000   OSCEOLA WI RDA                                                    4.65     12/01/2010          205,114
      325,000   OSCEOLA WI RDA                                                    4.75     12/01/2011          336,872
      235,000   OSCEOLA WI RDA                                                    5.15     12/01/2015          239,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WISCONSIN (continued)
$     410,000   OSCEOLA WI RDA                                                    5.38%    12/01/2020   $      407,966
      125,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                            5.13     04/01/2009          125,000
       25,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                            5.75     05/01/2009           25,109
    1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                      5.50     12/15/2015        1,703,687
      165,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A   (SALES TAX REVENUE LOC)                                5.50     12/15/2026          170,282
      160,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                  5.50     12/15/2015          176,906
      280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                  5.50     12/15/2018          335,574
      240,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                  5.50     12/15/2021          278,484
      100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                        5.00     12/15/2017          108,683
    1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                        5.50     12/15/2017        1,935,323
    1,500,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                        5.50     12/15/2023        1,586,955
      120,000   ST. CROIX FALLS WI CDA                                            4.40     12/01/2011          125,444
       80,000   ST. CROIX FALLS WI CDA                                            4.50     12/01/2011           82,416
      160,000   ST. CROIX FALLS WI CDA                                            4.50     12/01/2012          166,648
       90,000   ST. CROIX FALLS WI CDA                                            4.85     12/01/2014           92,263
      275,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER
                REVENUE)                                                          4.50     10/01/2021          257,540
       50,000   STURTEVANT WI CDA                                                 3.55     12/01/2009           50,225
       75,000   STURTEVANT WI CDA                                                 4.60     12/01/2010           75,092
      110,000   STURTEVANT WI CDA                                                 4.80     12/01/2012          110,108
      300,000   STURTEVANT WI CDA                                                 4.40     12/01/2015          300,060
      100,000   STURTEVANT WI CDA (LEASE REVENUE)                                 5.00     12/01/2012           96,014
      100,000   STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)                   4.55     12/01/2016           99,623
       25,000   SUN PRAIRIE WI CDA SERIES B                                       5.00     02/01/2012           25,265
       95,000   SUN PRAIRIE WI CDA SERIES B                                       5.10     02/01/2013           95,927
      105,000   SUN PRAIRIE WI CDA SERIES B                                       5.20     02/01/2014          105,778
      775,000   VERONA WI CDA                                                     5.38     12/01/2022          780,774
      300,000   WARRENS CDA (OTHER REVENUE)                                       3.70     10/01/2009          300,081
      220,000   WARRENS WI CDA (LEASE REVENUE)                                    5.00     11/01/2016          224,118
      370,000   WARRENS WI CDA (LEASE REVENUE)                                    5.10     11/01/2020          339,449
       50,000   WATERFORD WI CDA PREREFUNDEDSS                                    5.35     10/01/2014           53,207
       95,000   WATERFORD WI CDA PREREFUNDEDSS                                    5.80     10/01/2023          101,728
      240,000   WATERTOWN WI CDA SERIES A                                         5.00     05/01/2018          239,938
      500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
                PROJECTSS+/-                                                      4.80     03/01/2034          500,565
      110,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                INCORPORATED PROJECTSS+/-                                         3.86     12/01/2034          110,000
      340,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM
                PROJECTSS+/-                                                      5.00     12/01/2027          295,066
      720,000   WESTON WI CDA SERIES A                                            5.25     10/01/2020          739,872
    2,055,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                REVENUE LOC)##                                                    5.44     12/15/2030          640,996
      325,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (OTHER REVENUE,
                FIRST SECURITY BANK LOC)                                          5.25     12/15/2023          344,903
      330,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)      5.25     12/15/2015          368,537
      335,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)      5.25     12/15/2016          373,414
       65,000   WISCONSIN DELLS CDA SERIES A                                      4.65     09/01/2014           65,842
       70,000   WISCONSIN DELLS CDA SERIES A                                      4.80     09/01/2015           70,697
       80,000   WISCONSIN DELLS CDA SERIES A                                      5.00     09/01/2017           80,303
      145,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC)SS         6.10     12/01/2017          173,123
    1,800,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT
                SERIES A (HOUSING REVENUE)                                        4.75     05/01/2037        1,749,312
       25,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                4.63     11/01/2037           20,175

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WISCONSIN (continued)
$     300,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                4.70%    05/01/2047   $      237,969
                                                                                                            36,718,624
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $99,819,298)                                                            97,459,913
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $99,819,298)*                                                              98.11%                 $   97,459,913
                                                                                ------                  --------------
OTHER ASSETS AND LIABILITIES, NET                                                 1.89                       1,877,573
                                                                                ------                  --------------
TOTAL NET ASSETS                                                                100.00%                 $   99,337,486
                                                                                ------                  --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $99,819,298 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 1,332,041
GROSS UNREALIZED DEPRECIATION                 (3,691,426)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(2,359,385)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in securities:

                                                                                        TOTAL FAIR
                                                                                        VALUE AS OF
MUNICIPAL INCOME FUNDS - NO LOAD           LEVEL 1         LEVEL 2          LEVEL 3      03/31/09
--------------------------------         -----------   --------------   -----------   --------------
Intermediate Tax-Free Fund               $ 4,471,174   $  493,071,659   $         0   $  497,542,833
Municipal Bond Fund                        2,864,966      604,282,687             0      607,147,653
Short-Term Municipal Bond Fund             2,181,265      949,246,169             0      951,427,434
Ultra Short-Term Municipal Income Fund    31,853,882    2,039,896,451    16,500,000    2,088,250,333
Wisconsin Tax-Free Fund                            0       97,459,913             0       97,459,913

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            ULTRA
                                          SHORT-TERM
                                          MUNICIPAL
                                         INCOME FUND
                                         -----------
Balance as of 06/30/2008                 $         0
   Accrued discounts (premiums)                    0
   Realized gain (loss)                            0
   Change in unrealized appreciation
      (depreciation)                               0
   Net purchases (sales)                  16,500,000
   Transfer in (out) of Level 3                    0
Balance as of 03/31/2009                 $16,500,000

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES G

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
AGENCY SECURITIES: 86.40%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.37%
$     153,474   FHLMC #A77459                                                     7.50%    05/01/2038   $      162,648
      528,361   FHLMC #H09174                                                     5.50     03/01/2038          545,661
                                                                                                               708,309
                                                                                                        --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 81.20%
      220,000   FNMA%%                                                            4.00     04/01/2039          221,169
    2,480,000   FNMA%%                                                            5.50     04/01/2024        2,585,400
    4,455,000   FNMA%%                                                            6.00     04/01/2039        4,652,691
    1,115,000   FNMA #20647                                                       5.00     04/01/2039        1,150,541
      110,261   FNMA #256986                                                      7.00     11/01/2037          116,551
      265,477   FNMA #257307                                                      6.00     08/01/2038          277,588
    2,870,000   FNMA #43661                                                       5.50     04/01/2039        2,978,520
      109,133   FNMA #934370                                                      5.50     08/01/2038          113,381
      320,214   FNMA #941312                                                      6.50     07/01/2037          337,704
      182,609   FNMA #976190                                                      7.50     05/01/2038          194,322
      215,002   FNMA #987853                                                      5.50     08/01/2038          223,372
      300,000   FNMA #995591                                                      7.00     03/01/2039          318,426
                                                                                                            13,169,665
                                                                                                        --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.83%
    3,656,598   GNMA SERIES 2002-53 CLASS IO+/-(c)                                1.00     04/16/2042           89,995
       45,265   GNMA SERIES 2005-90 CLASS A                                       3.76     09/16/2028           45,654
                                                                                                               135,649
                                                                                                        --------------
TOTAL AGENCY SECURITIES (COST $13,847,922)                                                                  14,013,623
                                                                                                        --------------
ASSET BACKED SECURITIES: 2.70%
      190,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4
                CLASS A3B+/-                                                      1.26     12/15/2011          178,001
       70,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                5.65     12/15/2015           66,390
       78,923   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A4                      4.63     05/15/2012           79,544
      113,095   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                      4.90     02/15/2012          114,316
TOTAL ASSET BACKED SECURITIES (COST $448,793)                                                                  438,251
                                                                                                        --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.14%
       90,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-T28
                CLASS AAB                                                         5.75     09/11/2042           69,900
      182,934   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1
                CLASS 2A2+/-                                                      5.24     12/25/2035          130,952
      129,593   FHLMC SERIES T-42 CLASS A5                                        7.50     02/25/2042          138,300
       91,173   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                2A1+/-                                                            5.42     07/25/2043           88,730
       85,928   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                2A1+/-                                                            5.37     10/25/2043           83,595
       36,278   FNMA SERIES 2003-W19 CLASS 1A4                                    4.78     11/25/2033           36,214
       77,056   FNMA SERIES 2005-W4 CLASS 3A+/-                                   5.31     06/25/2035           78,394
      135,966   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                         7.00     05/25/2044          142,594
      137,276   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                         7.00     08/25/2044          143,153
      434,144   GNMA SERIES 2006-3 CLASS A                                        4.21     01/16/2028          439,667
      122,266   GNMA SERIES 2007-12 CLASS A                                       3.96     06/16/2031          123,753
       68,731   GNMA SERIES 2007-69 CLASS TA+/-                                   4.84     06/16/2031           70,369
    4,289,589   GNMA SERIES 2008-22 CLASS XM+/-(c)                                1.08     02/16/2049          221,103
       95,479   GNMA SERIES 2008-39 CLASS A                                       4.50     02/16/2023           96,958
       84,312   GNMA SERIES 2008-45 CLASS A                                       3.58     04/16/2027           84,719
      135,000   GNMA SERIES 2008-86 CLASS D                                       5.46     06/16/2040          142,934
      110,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                CLASS A3                                                          4.83     11/15/2027          102,444
      120,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-           6.09     08/15/2039           98,943
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,350,391)                                                  2,292,722
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES G

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
US TREASURY SECURITIES: 9.70%
US TREASURY NOTES: 9.70%
$   1,020,000   US TREASURY NOTE                                                  1.50%    10/31/2010   $    1,032,152
      535,000   US TREASURY NOTE                                                  1.88     02/28/2014          540,853
                                                                                                             1,573,005
                                                                                                        --------------
TOTAL US TREASURY SECURITIES (COST $1,553,287)                                                               1,573,005
                                                                                                        --------------

   SHARES
-------------
SHORT-TERM INVESTMENTS: 58.07%
MUTUAL FUNDS: 57.76%
    9,367,431   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 9,367,431

  PRINCIPAL
-------------
US Treasury Bills: 0.31%
$      50,000   US TREASURY BILL###                                               0.20     06/25/2009           49,981
TOTAL SHORT-TERM INVESTMENTS (COST $9,417,407)                                                               9,417,412
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $27,617,800)*                                                             171.01%                 $   27,735,013
OTHER ASSETS AND LIABILITIES, NET                                               (71.01)                    (11,516,792)
                                                                                ------                  --------------
TOTAL NET ASSETS                                                                100.00%                 $   16,218,221
                                                                                ------                  --------------

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

+/-  VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,367,431.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $27,634,186 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 207,382
GROSS UNREALIZED DEPRECIATION                 (106,555)
                                             ---------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 100,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

COREBUILDER SHARES - SERIES G

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

1. SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

     Debt securities with original maturities of 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures approved by the Board of Trustees.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date.

2. FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective on the Fund's inception date, April 15, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in securities:

                                                                                   TOTAL
                                                                              FAIR VALUE AS
FUND                               LEVEL 1         LEVEL 2        LEVEL 3      OF 03/31/09
----                             -----------   --------------   -----------   -------------
CoreBuilder Shares - Series G     $9,367,431     $18,367,582         $0        $27,735,013

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in other financial instruments:*

                                                                                   TOTAL
                                                                                UNREALIZED
                                                                               APPRECIATION/
FUND                               LEVEL 1         LEVEL 2        LEVEL 3     (DEPRECIATION)
----                             -----------   --------------   -----------   --------------
CoreBuilder Shares - Series G     $(11,405)          $0              $0          $(11,405)

* Other financial instruments include: futures, options, sale commitments, and swaps.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES M

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
MUNICIPAL BONDS & NOTES: 102.96%
ALASKA: 5.10%
$     250,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
                FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)+/-ss                                           0.99%    04/01/2034   $      245,000
                                                                                                        --------------
ARIZONA: 2.81%
       50,000   SALT VERDE FINANCIAL CORPORATION (UTILITIES REVENUE)              5.00     12/01/2015           42,700
      100,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)       4.85     07/15/2014           92,216
                                                                                                               134,916
                                                                                                        --------------
CALIFORNIA: 9.26%
      400,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                (TRANSPORTATION REVENUE)##                                        5.80     10/01/2018          232,256
      125,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                KAISER PERMANENTE SERIES B (HOSPITAL REVENUE,
                BHAC CREDIT)+/-ss                                                 1.74     04/01/2036           70,156
      140,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE,
                AMBAC INSURED)                                                    5.63     09/01/2012          142,999
                                                                                                               445,411
                                                                                                        --------------
COLORADO: 10.22%
      150,000   AURARIA HIGHER EDUCATION CENTER LAND ACQUISITION PROJECT
                (LEASE REVENUE)                                                   6.00     05/01/2023          151,005
      245,000   DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B (HEALTHCARE
                FACILITIES REVENUE)+/-ss                                          1.95     12/01/2033           90,650
      250,000   E-470 CO PUBLIC HIGHWAY AUTHORITY SERIES D2 (OTHER REVENUE,
                MBIA INSURED)                                                     5.00     09/01/2039          249,813
                                                                                                               491,468
                                                                                                        --------------
GEORGIA: 4.84%
      135,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.00     03/15/2022          105,612
      175,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES
                REVENUE)                                                          5.13     09/15/2017          127,062
                                                                                                               232,674
                                                                                                        --------------
IDAHO: 5.90%
      100,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC REVENUE)                 7.38     06/01/2040          106,221
      250,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
                SERIES-A (OTHER REVENUE)                                          6.00     06/01/2038          177,265
                                                                                                               283,486
                                                                                                        --------------
ILLINOIS: 4.19%
      100,000   ILLINOIS FINANCE AUTHORITY NORTHWESTERN MEMORIAL HOSPITAL
                SERIES B (HOSPITAL REVENUE)                                       5.75     08/15/2030           97,591
      150,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
                APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##      4.80     12/01/2016          104,106
                                                                                                               201,697
                                                                                                        --------------
INDIANA: 2.54%
       25,000   INDIANA FINANCE AUTHORITY DEACONESS HOSPITAL OBLIGATION
                SERIES A (HOSPITAL REVENUE)                                       6.75     03/01/2039           24,588
      100,000   RICHMOND INDIANA HOSPITAL AUTHORITY REID HOSPITAL PROJECT
                SERIES A (HOSPITAL REVENUE)                                       6.50     01/01/2029           97,600
                                                                                                               122,188
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES M

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
KANSAS: 2.19%
     $125,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                SECOND LIEN AREA B (SALES TAX REVENUE)                            5.00%    12/01/2020   $      105,544
                                                                                                        --------------
LOUISIANA: 7.99%
      240,000   CITY OF NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)              5.38     06/01/2014          209,856
      140,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                CORRECTIONAL FACILITIES PROJECT (MISCELLANEOUS REVENUE)           6.25     03/01/2019          112,829
      100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK AND GOLD
                FACILITIES PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
                CIFG INSURED)                                                     4.50     07/01/2038           61,260
                                                                                                               383,945
                                                                                                        --------------
MISSOURI: 5.17%
      240,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B
                (AIRPORT REVENUE, FGIC INSURED)                                   6.00     07/01/2013          248,462
                                                                                                        --------------
NEW JERSEY: 3.86%
      245,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX
                REVENUE)                                                          5.75     06/15/2029          185,803
                                                                                                        --------------
PENNSYLVANIA: 8.47%
      240,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)             6.13     01/01/2016          243,593
      165,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A
                (PRIVATE SCHOOL REVENUE)                                          5.25     10/01/2010          163,853
                                                                                                               407,446
                                                                                                        --------------
PUERTO RICO: 2.51%
       95,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)         5.50     07/01/2011           94,358
       60,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)+/-ss                            1.48     07/01/2029           26,250
                                                                                                               120,608
                                                                                                        --------------
SOUTH CAROLINA: 5.00%
      240,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                (LEASE REVENUE)                                                   5.25     12/01/2017          240,384
                                                                                                        --------------
TENNESSEE: 7.03%
      100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                HOSPITAL 1ST  MORTGAGES SERIES B (HEALTHCARE FACILITIES
                REVENUE, MBIA INSURED)                                            7.00     07/01/2020          114,763
      100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES PREFUNDED
                (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)SS                  7.75     07/01/2029          115,912
      150,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                REVENUE)                                                          5.00     02/01/2023          107,262
                                                                                                               337,937
                                                                                                        --------------
TEXAS: 8.29%
       80,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)       4.75     10/01/2010           81,285
      250,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                (EDUCATIONAL FACILITIES REVENUE)                                  6.25     02/15/2017          218,548
      100,000   VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX REVENUE)           5.00     08/15/2018           98,802
                                                                                                               398,635
                                                                                                        --------------
UTAH: 3.09%
      200,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY
                (EDUCATIONAL FACILITIES REVENUE)                                  5.55     11/15/2021          148,548
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES M

                                                                               INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                    RATE         DATE           VALUE
-------------   ------------------------------------------------------------   --------   -----------   --------------
WISCONSIN: 4.50%
     $200,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                      6.13%    06/01/2027   $      216,145
                                                                                                        --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,274,338)                                                              4,950,297
                                                                                                        --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 0.10%
        4,874   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                TRUST~+++                                                                                        4,874
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,874)                                                                       4,874
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,279,212)*                                                              103.06%                 $    4,955,171
OTHER ASSETS AND LIABILITIES, NET                                                (3.06)                      (147,226)
                                                                                ------                  --------------
TOTAL NET ASSETS                                                                100.00%                 $    4,807,945
                                                                                ======                  ==============

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,874.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $5,279,229 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  49,596
GROSS UNREALIZED DEPRECIATION                 (373,654)
                                             ---------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(324,058)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

COREBUILDER SHARES - SERIES M

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

1. SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

     Debt securities maturing in 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures approved by the Board of Trustees.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

2. FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective on the Fund's inception date, April 15, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in securities:

                                                                                  TOTAL
                                                                             FAIR VALUE AS
FUND                              LEVEL 1         LEVEL 2        LEVEL 3     OF 03/31/2009
----                            -----------   --------------   -----------   -------------
CoreBuilder Shares - Series M      $4,874       $4,950,297          $0         $4,955,171

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, Wells Fargo Advantage Wisconsin Tax-Free Fund, Wells Fargo Managed Account CoreBuilder Shares - Series M and Wells Fargo Managed Account CoreBuilder Shares
- Series G;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 21, 2009


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, Wells Fargo Advantage Wisconsin Tax-Free Fund, and Wells Fargo Managed Account CoreBuilder Shares - Series M and Wells Fargo Managed Account CoreBuilder Shares - Series G;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 21, 2009


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: May 21, 2009


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: May 21, 2009

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: May 21, 2009


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: May 21, 2009